UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2022
Vanguard Selected Value Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
Selected Value Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$969.40	$1.86
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Selected Value Fund
Fund Allocation
As of April 30, 2022
Communication Services	1.7%
Consumer Discretionary	15.3
Consumer Staples	1.8
Energy	4.7
Financials	26.5
Health Care	8.2
Industrials	19.3
Information Technology	9.9
Materials	6.2
Real Estate	1.9
Utilities	4.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Selected Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.6%)
Communication Services (1.6%)
	Omnicom Group Inc.	735,850	56,020
	Activision Blizzard Inc.	599,100	45,292
			101,312
Consumer Discretionary (14.7%)
	Gildan Activewear Inc.	3,169,324	107,377
*	Helen of Troy Ltd.	449,660	96,457
*	Taylor Morrison Home Corp. Class A	3,571,543	93,539
	Newell Brands Inc.	3,256,102	75,379
	Lear Corp.	545,377	69,775
	Gentex Corp.	2,301,074	67,536
*	Mohawk Industries Inc.	399,118	56,300
*	Skechers USA Inc. Class A	1,335,441	51,147
	Hanesbrands Inc.	3,612,900	47,907
	Whirlpool Corp.	239,700	43,510
	PVH Corp.	586,275	42,669
[1]	American Eagle Outfitters Inc.	2,764,660	41,774
	Hasbro Inc.	451,996	39,803
*	M/I Homes Inc.	893,000	39,542
*	CarMax Inc.	430,350	36,915
	Gap Inc.	1,521,307	18,895
			928,525
Consumer Staples (1.7%)
	General Mills Inc.	649,600	45,946
	Spectrum Brands Holdings Inc.	422,849	35,972
	Ingredion Inc.	295,300	25,133
			107,051
Energy (4.6%)
	NOV Inc.	3,759,533	68,160
	Halliburton Co.	1,733,476	61,746
	Civitas Resources Inc.	914,142	53,587
	Williams Cos. Inc.	1,052,200	36,080
[1]	Euronav NV	2,156,937	25,517
	Baker Hughes Co. Class A	711,378	22,067
*	TechnipFMC plc	2,854,756	19,755
			286,912
Financials (25.6%)
	Unum Group	3,168,000	96,687
	Globe Life Inc.	927,802	90,999
	American International Group Inc.	1,377,800	80,615
*	Arch Capital Group Ltd.	1,687,599	77,073
		Shares	Market Value• ($000)
	Axis Capital Holdings Ltd.	1,316,313	75,464
	Jefferies Financial Group Inc.	2,426,641	74,643
	Equitable Holdings Inc.	2,539,734	73,221
	FirstCash Holdings Inc.	895,199	71,419
	Voya Financial Inc.	1,039,099	65,609
	Regions Financial Corp.	3,117,046	64,585
	CNO Financial Group Inc.	2,612,012	63,054
	Fidelity National Financial Inc.	1,519,937	60,524
	Progressive Corp.	558,677	59,980
	Essent Group Ltd.	1,269,250	51,443
	Alleghany Corp.	61,240	51,227
	Fifth Third Bancorp	1,352,424	50,756
	State Street Corp.	751,470	50,326
	Radian Group Inc.	2,170,000	46,416
	CNA Financial Corp.	970,889	46,059
	KeyCorp.	2,321,558	44,829
	RenaissanceRe Holdings Ltd.	281,530	40,405
	Webster Financial Corp.	703,913	35,189
	Loews Corp.	550,000	34,562
	Reinsurance Group of America Inc.	285,446	30,634
	Allstate Corp.	232,200	29,383
	Invesco Ltd.	1,529,420	28,111
*	Genworth Financial Inc. Class A	7,057,900	26,185
	Commerce Bancshares Inc.	358,598	24,517
	MGIC Investment Corp.	1,500,000	19,590
	American National Group Inc.	79,000	14,900
	Enact Holdings Inc.	613,439	14,465
	Everest Re Group Ltd.	51,771	14,222
	Navient Corp.	479,339	7,617
			1,614,709
Health Care (7.9%)
[1]	Fresenius Medical Care AG & Co. KGaA ADR	1,977,459	61,163
	Cardinal Health Inc.	956,318	55,514
*	Integra LifeSciences Holdings Corp.	883,975	54,064
	Baxter International Inc.	720,620	51,207
*	Syneos Health Inc.	648,449	47,395
	Perrigo Co. plc	1,379,534	47,318
	DENTSPLY SIRONA Inc.	1,151,500	46,049
	McKesson Corp.	124,152	38,439
*	Enovis Corp.	546,409	35,446
4

Selected Value Fund
		Shares	Market Value• ($000)
*	Henry Schein Inc.	429,802	34,857
*	Laboratory Corp. of America Holdings	112,300	26,983
			498,435
Industrials (18.6%)
*	AerCap Holdings NV	3,403,079	158,958
	Westinghouse Air Brake Technologies Corp.	881,016	79,212
	Stanley Black & Decker Inc.	590,452	70,943
*	IAA Inc.	1,601,792	58,706
*	JetBlue Airways Corp.	4,790,529	52,744
*	JELD-WEN Holding Inc.	2,476,521	51,487
	Terex Corp.	1,475,644	50,172
	BWX Technologies Inc.	949,685	49,308
	Woodward Inc.	411,955	45,513
	Huntington Ingalls Industries Inc.	201,540	42,876
	AMETEK Inc.	326,610	41,238
	Armstrong World Industries Inc.	487,030	41,232
	MSC Industrial Direct Co. Inc. Class A	457,552	37,913
	Triton International Ltd.	601,700	36,758
*	MasTec Inc.	487,571	35,110
	Ryder System Inc.	495,757	34,653
	Leidos Holdings Inc.	326,158	33,760
	PACCAR Inc.	394,250	32,742
*	Gates Industrial Corp. plc	2,468,530	31,474
*	Esab Corp.	669,350	31,459
	Enerpac Tool Group Corp. Class A	1,539,856	30,920
	Acuity Brands Inc.	149,694	25,819
	Textron Inc.	366,713	25,395
	Textainer Group Holdings Ltd.	671,360	22,517
	Atlas Air Worldwide Holdings Inc.	314,000	21,647
	Air France KLM ADR	4,102,756	16,821
	Snap-on Inc.	56,185	11,939
			1,171,316
Information Technology (9.6%)
	Arrow Electronics Inc.	981,908	115,728
	Amdocs Ltd.	1,095,492	87,300
	Avnet Inc.	1,921,012	83,871
	TE Connectivity Ltd.	440,340	54,945
	MKS Instruments Inc.	454,840	51,843
	Cognizant Technology Solutions Corp. Class A	604,028	48,866
	Micron Technology Inc.	524,649	35,776
*	Celestica Inc.	3,126,093	35,106
	SS&C Technologies Holdings Inc.	517,256	33,446
	Hewlett Packard Enterprise Co.	1,580,438	24,354
	Genpact Ltd.	505,149	20,342
	Juniper Networks Inc.	392,407	12,369
			603,946
		Shares	Market Value• ($000)
Materials (6.0%)
	Olin Corp.	1,310,406	75,217
	Dow Inc.	1,126,419	74,907
*	IAMGOLD Corp.	19,855,730	55,993
	Kinross Gold Corp.	8,320,709	42,269
	Mosaic Co.	553,370	34,542
*	Axalta Coating Systems Ltd.	1,093,401	27,740
*	Eldorado Gold Corp.	2,684,800	26,096
	Centerra Gold Inc.	2,079,676	19,237
*	Equinox Gold Corp.	2,671,383	19,048
			375,049
Real Estate (1.9%)
*	Howard Hughes Corp.	392,541	39,368
*	DiamondRock Hospitality Co.	2,135,982	22,684
	Park Hotels & Resorts Inc.	1,024,815	20,199
	Vornado Realty Trust	474,951	18,385
*	CBRE Group Inc. Class A	217,978	18,101
			118,737
Utilities (4.4%)
	Edison International	1,318,325	90,687
	NRG Energy Inc.	2,013,528	72,286
	Atmos Energy Corp.	531,593	60,283
	Constellation Energy Corp.	500,000	29,605
	Entergy Corp.	190,579	22,650
			275,511
Total Common Stocks (Cost $5,155,598)			6,081,503
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.409% (Cost $225,453)	2,254,955	225,473
Total Investments (100.2%) (Cost $5,381,051)			6,306,976
Other Assets and Liabilities—Net (-0.2%)			(13,422)
Net Assets (100%)			6,293,554
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,993,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,505,000 was received for securities on loan.
ADR—American Depositary Receipt.

5

Selected Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	600	123,825	(12,154)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,155,598)	6,081,503
Affiliated Issuers (Cost $225,453)	225,473
Total Investments in Securities	6,306,976
Investment in Vanguard	228
Cash	581
Cash Collateral Pledged—Futures Contracts	6,724
Receivables for Investment Securities Sold	3,604
Receivables for Accrued Income	3,791
Receivables for Capital Shares Issued	1,918
Total Assets	6,323,822
Liabilities
Payables for Investment Securities Purchased	9,180
Collateral for Securities on Loan	8,505
Payables to Investment Advisor	3,938
Payables for Capital Shares Redeemed	3,535
Payables to Vanguard	430
Variation Margin Payable—Futures Contracts	4,680
Total Liabilities	30,268
Net Assets	6,293,554
1 Includes $7,993 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	4,925,779
Total Distributable Earnings (Loss)	1,367,775
Net Assets	6,293,554

Net Assets
Applicable to 217,931,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,293,554
Net Asset Value Per Share	$28.88

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	56,308
Interest[2]	233
Securities Lending—Net	72
Total Income	56,613
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,321
Performance Adjustment	121
The Vanguard Group—Note C
Management and Administrative	4,989
Marketing and Distribution	291
Custodian Fees	14
Shareholders’ Reports	59
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	12,805
Expenses Paid Indirectly	(53)
Net Expenses	12,752
Net Investment Income	43,861
Realized Net Gain (Loss)
Investment Securities Sold[2]	448,099
Futures Contracts	(6,268)
Realized Net Gain (Loss)	441,831
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(669,526)
Futures Contracts	(16,440)
Change in Unrealized Appreciation (Depreciation)	(685,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	(200,274)
1	Dividends are net of foreign withholding taxes of $253,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $229,000, ($27,000), $6,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Selected Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,861	83,448
Realized Net Gain (Loss)	441,831	438,021
Change in Unrealized Appreciation (Depreciation)	(685,966)	2,084,933
Net Increase (Decrease) in Net Assets Resulting from Operations	(200,274)	2,606,402
Distributions
Total Distributions	(497,527)	(550,483)
Capital Share Transactions
Issued	389,775	1,117,513
Issued in Lieu of Cash Distributions	454,963	506,643
Redeemed	(653,663)	(1,889,032)
Net Increase (Decrease) from Capital Share Transactions	191,075	(264,876)
Total Increase (Decrease)	(506,726)	1,791,043
Net Assets
Beginning of Period	6,800,280	5,009,237
End of Period	6,293,554	6,800,280

See accompanying Notes, which are an integral part of the Financial Statements.
9

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.26	$22.78	$27.59	$27.38	$33.15	$27.24
Investment Operations
Net Investment Income[1]	.200	.389	.368	.493	.493	.449
Net Realized and Unrealized Gain (Loss) on Investments	(1.197)	11.737	(3.163)	2.392	(3.153)	6.760
Total from Investment Operations	(.997)	12.126	(2.795)	2.885	(2.660)	7.209
Distributions
Dividends from Net Investment Income	(.393)	(.360)	(.450)	(.506)	(.423)	(.501)
Distributions from Realized Capital Gains	(1.990)	(2.286)	(1.565)	(2.169)	(2.687)	(.798)
Total Distributions	(2.383)	(2.646)	(2.015)	(2.675)	(3.110)	(1.299)
Net Asset Value, End of Period	$28.88	$32.26	$22.78	$27.59	$27.38	$33.15
Total Return[2]	-3.06%	56.30%	-11.25%	12.51%	-9.15%	27.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,294	$6,800	$5,009	$7,892	$8,811	$10,574
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.32%	0.31%	0.33%	0.36%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.30%	1.58%	1.89%	1.61%	1.47%
Portfolio Turnover Rate	14%	30%	85%	31%	31%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.05%), (0.06%), (0.06%), (0.02%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
11

Selected Value Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
12

Selected Value Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $121,000 (less than 0.01%) based on performance.
13

Selected Value Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $228,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2022, these arrangements reduced the fund’s expenses by $53,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,385,669
Gross Unrealized Appreciation	1,249,599
Gross Unrealized Depreciation	(340,446)
Net Unrealized Appreciation (Depreciation)	909,153
G.	During the six months ended April 30, 2022, the fund purchased $916,841,000 of investment securities and sold $1,114,543,000 of investment securities, other than temporary cash investments.
14

Selected Value Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	12,652	37,120
Issued in Lieu of Cash Distributions	15,825	19,853
Redeemed	(21,322)	(66,137)
Net Increase (Decrease) in Shares Outstanding	7,155	(9,164)
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Cooke & Bieler, L.P. (C&B), and Donald Smith & Co., Inc. (Donald Smith & Co.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided by Pzena, C&B, and Donald Smith & Co. over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep-value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.
C&B. Founded in 1949, C&B is an independently owned investment boutique with assets across six domestic value strategies. The portfolio management team comprises eight analysts/portfolio managers that cover the entire market-cap spectrum and specialize in particular sectors. The team has employed the same research-driven, bottom-up, quality value approach for more than six decades, seeking to invest in high-quality companies trading at attractive valuations. While the team is highly collaborative, the analysts/portfolio managers retain individual decision-making
16

authority across each of the portfolios and coverage for their respective sectors, resulting in a structure that contains elements of a multi-counselor approach. C&B has managed a portion of the fund since 2019.
Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of Pzena’s, C&B’s, and Donald Smith & Co.’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Pzena’s, C&B’s, and Donald Smith & Co.’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, C&B, or Donald Smith & Co. in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, C&B, and Donald Smith & Co. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Selected Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9342 062022

Semiannual Report   |   April 30, 2022
Vanguard Mid-Cap Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
Mid-Cap Growth Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$733.80	$1.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mid-Cap Growth Fund
Fund Allocation
As of April 30, 2022
Communication Services	6.1%
Consumer Discretionary	18.0
Consumer Staples	1.5
Energy	1.4
Financials	9.1
Health Care	16.9
Industrials	12.1
Information Technology	33.1
Materials	1.5
Real Estate	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Mid-Cap Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.2%)
Communication Services (5.8%)
*	ZoomInfo Technologies Inc. Class A	1,055,476	50,029
*	Match Group Inc.	621,881	49,222
	Electronic Arts Inc.	313,537	37,013
*	Live Nation Entertainment Inc.	345,467	36,233
*	Take-Two Interactive Software Inc.	91,074	10,884
*	Roku Inc.	108,028	10,036
*	Vimeo Inc.	627,083	6,390
*	Twitter Inc.	68,420	3,354
			203,161
Consumer Discretionary (17.4%)
*	Mattel Inc.	3,643,392	88,571
*	Hilton Worldwide Holdings Inc.	340,971	52,949
*	Caesars Entertainment Inc.	643,644	42,661
*	Chipotle Mexican Grill Inc. Class A	26,743	38,927
	Wingstop Inc.	402,403	36,924
*	Planet Fitness Inc. Class A	366,610	29,340
*	Chegg Inc.	1,177,887	29,141
*	Lululemon Athletica Inc.	79,164	28,074
	Advance Auto Parts Inc.	118,614	23,679
	Ross Stores Inc.	208,001	20,752
*	O'Reilly Automotive Inc.	31,803	19,290
*	Bright Horizons Family Solutions Inc.	162,711	18,588
*	Burlington Stores Inc.	88,420	17,999
	Darden Restaurants Inc.	133,692	17,611
*	Ulta Beauty Inc.	38,420	15,245
	Dollar General Corp.	63,835	15,163
*	Hyatt Hotels Corp. Class A	158,670	15,067
*	Leslie's Inc.	664,233	13,019
*	Expedia Group Inc.	68,430	11,958
	Tractor Supply Co.	57,770	11,638
*	Floor & Decor Holdings Inc. Class A	139,303	11,105
*	Etsy Inc.	116,052	10,815
*	YETI Holdings Inc.	197,270	9,641
	Churchill Downs Inc.	30,290	6,147
	BorgWarner Inc. (XNYS)	160,305	5,904
*	Chewy Inc. Class A	193,022	5,609
*	Five Below Inc.	27,350	4,297
*	Carvana Co. Class A	44,892	2,602
			602,716
		Shares	Market Value• ($000)
Consumer Staples (1.4%)
*	Freshpet Inc.	440,948	41,162
	Constellation Brands Inc. Class A	19,720	4,853
	Church & Dwight Co. Inc.	38,690	3,775
			49,790
Energy (1.3%)
	Coterra Energy Inc.	845,415	24,340
	Diamondback Energy Inc.	127,571	16,103
	Pioneer Natural Resources Co.	25,740	5,984
			46,427
Financials (8.7%)
	Hamilton Lane Inc. Class A	710,149	48,702
	Aon plc Class A (XNYS)	161,968	46,645
	LPL Financial Holdings Inc.	244,396	45,915
*	SVB Financial Group	90,520	44,141
	MSCI Inc. Class A	80,463	33,895
	Ares Management Corp. Class A	476,187	31,533
	KKR & Co. Inc.	593,461	30,249
	Moody's Corp.	30,285	9,585
	Tradeweb Markets Inc. Class A	98,846	7,037
	Western Alliance Bancorp	76,067	5,789
			303,491
Health Care (16.3%)
*	ICON plc	349,413	79,041
*	Seagen Inc.	431,456	56,525
*	Omnicell Inc.	462,338	50,473
*	Align Technology Inc.	137,406	39,835
*	DexCom Inc.	76,542	31,274
*	Horizon Therapeutics plc	275,389	27,142
*	IDEXX Laboratories Inc.	49,063	21,121
*	Molina Healthcare Inc.	59,387	18,615
	Agilent Technologies Inc.	153,440	18,301
*	Jazz Pharmaceuticals plc	110,947	17,776
*	Insulet Corp.	67,787	16,200
*	Veeva Systems Inc. Class A	86,950	15,821
	Teleflex Inc.	49,250	14,067
*	Amedisys Inc.	109,579	13,988
	West Pharmaceutical Services Inc.	42,442	13,372
	AmerisourceBergen Corp. Class A	87,832	13,288
	Alcon Inc.	177,072	12,609
	ResMed Inc.	59,514	11,901
*	Hologic Inc.	118,514	8,532
4

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	73,337	7,758
*	Signify Health Inc. Class A	503,676	6,951
*	Exact Sciences Corp.	123,797	6,815
*	Guardant Health Inc.	109,091	6,731
*	Moderna Inc.	48,183	6,476
*	Tenet Healthcare Corp.	87,380	6,336
*	Novocure Ltd.	81,815	6,265
*	Sarepta Therapeutics Inc.	85,467	6,181
*	BioMarin Pharmaceutical Inc.	69,791	5,677
*	Charles River Laboratories International Inc.	23,491	5,673
*	Illumina Inc.	19,090	5,663
*	Tandem Diabetes Care Inc.	57,510	5,549
*	Apellis Pharmaceuticals Inc.	121,962	5,309
*	Mirati Therapeutics Inc.	63,010	3,893
			565,158
Industrials (11.7%)
	TransUnion	799,138	69,941
	Hexcel Corp.	792,967	43,106
	BWX Technologies Inc.	786,994	40,861
	Fortune Brands Home & Security Inc.	523,371	37,290
	Cintas Corp.	85,392	33,923
	KBR Inc.	535,208	26,348
	Quanta Services Inc.	212,384	24,632
*	Builders FirstSource Inc.	329,081	20,262
	Waste Connections Inc. (XTSE)	136,995	18,901
*	Azul SA ADR	1,158,603	15,502
	Knight-Swift Transportation Holdings Inc.	247,092	11,833
*	MasTec Inc.	146,319	10,536
*	Chart Industries Inc.	46,206	7,800
	Carrier Global Corp.	197,464	7,557
*	Middleby Corp.	48,236	7,423
*	XPO Logistics Inc.	131,270	7,061
	Regal Rexnord Corp.	47,300	6,018
*	WillScot Mobile Mini Holdings Corp.	168,710	5,922
	Advanced Drainage Systems Inc.	52,049	5,333
*	Axon Enterprise Inc.	41,093	4,611
			404,860
Information Technology (31.9%)
*	Palo Alto Networks Inc.	249,099	139,814
*	Gartner Inc.	341,017	99,083
	CDW Corp.	327,883	53,504
*	Shift4 Payments Inc. Class A	958,046	50,259
	KLA Corp.	151,076	48,233
*	Varonis Systems Inc. Class B	1,104,330	47,707
*	Avalara Inc.	572,198	43,527
*	Ceridian HCM Holding Inc.	739,852	41,528
*	Paycom Software Inc.	118,241	33,281
	Marvell Technology Inc.	495,348	28,770
*	Arista Networks Inc.	243,086	28,093
*	Wolfspeed Inc.	265,100	24,312
*	Synaptics Inc.	151,980	22,560
	Microchip Technology Inc.	342,014	22,299
*	Synopsys Inc.	77,502	22,227
*	Fair Isaac Corp.	58,917	22,006
	Global Payments Inc.	154,833	21,209
*	Block Inc. (XNYS)	211,857	21,088
		Shares	Market Value• ($000)
*	Advanced Micro Devices Inc.	221,135	18,912
*	Zscaler Inc.	82,899	16,807
*	EPAM Systems Inc.	57,878	15,337
*	Datadog Inc. Class A	126,270	15,251
*	MongoDB Inc. Class A	41,969	14,896
*	Trade Desk Inc. Class A	249,747	14,715
	Genpact Ltd.	354,879	14,291
*	II-VI Inc.	224,857	13,764
*	Teledyne Technologies Inc.	31,194	13,462
*	Okta Inc.	103,790	12,383
*	Atlassian Corp. plc Class A	53,780	12,091
*	Workday Inc. Class A	55,314	11,433
	Entegris Inc.	98,897	11,016
	Amphenol Corp. Class A	146,561	10,479
*	HubSpot Inc.	26,950	10,226
	Lam Research Corp.	21,544	10,034
*	Splunk Inc.	79,810	9,738
*	Lattice Semiconductor Corp.	200,631	9,638
*	Dynatrace Inc.	233,780	8,968
*	Dropbox Inc. Class A	412,044	8,962
	Monolithic Power Systems Inc.	20,545	8,059
*	Dlocal Ltd. Class A	354,766	8,043
*	Five9 Inc.	72,120	7,940
*	Autodesk Inc.	41,945	7,939
*	Coupa Software Inc.	80,680	6,963
	Teradyne Inc.	61,330	6,468
*	Keysight Technologies Inc.	46,047	6,459
*	Enphase Energy Inc.	39,770	6,419
*,1	Freshworks Inc. Class A	337,680	6,136
*	RingCentral Inc. Class A	71,727	6,086
*	Bill.Com Holdings Inc.	35,595	6,076
*	AppLovin Corp. Class A	120,510	4,598
*	Zendesk Inc.	28,510	3,479
			1,106,568
Materials (1.4%)
	Ball Corp.	335,864	27,259
	Sherwin-Williams Co.	60,179	16,547
	Sealed Air Corp.	89,620	5,754
			49,560
Real Estate (0.3%)
	Extra Space Storage Inc.	46,490	8,833
Total Common Stocks (Cost $3,339,446)			3,340,564

5

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[2,3]	Vanguard Market Liquidity Fund, 0.409% (Cost $135,107)	1,351,435	135,130
Total Investments (100.1%) (Cost $3,474,553)			3,475,694
Other Assets and Liabilities—Net (-0.1%)			(2,017)
Net Assets (100%)			3,473,677
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,872,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,060,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	392	80,899	(2,422)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,339,446)	3,340,564
Affiliated Issuers (Cost $135,107)	135,130
Total Investments in Securities	3,475,694
Investment in Vanguard	133
Cash Collateral Pledged—Futures Contracts	4,390
Receivables for Investment Securities Sold	21,299
Receivables for Accrued Income	353
Receivables for Capital Shares Issued	1,892
Total Assets	3,503,761
Liabilities
Due to Custodian	798
Payables for Investment Securities Purchased	18,902
Collateral for Securities on Loan	2,060
Payables to Investment Advisor	1,557
Payables for Capital Shares Redeemed	3,525
Payables to Vanguard	302
Variation Margin Payable—Futures Contracts	2,931
Other Liabilities	9
Total Liabilities	30,084
Net Assets	3,473,677
1 Includes $1,872 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	3,476,125
Total Distributable Earnings (Loss)	(2,448)
Net Assets	3,473,677

Net Assets
Applicable to 166,771,426 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,473,677
Net Asset Value Per Share	$20.83

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Growth Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	7,567
Interest[2]	123
Securities Lending—Net	4
Total Income	7,694
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,266
Performance Adjustment	(994)
The Vanguard Group—Note C
Management and Administrative	4,026
Marketing and Distribution	203
Custodian Fees	33
Shareholders’ Reports	36
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	7,579
Expenses Paid Indirectly	(41)
Net Expenses	7,538
Net Investment Income	156
Realized Net Gain (Loss)
Investment Securities Sold[2]	54,913
Futures Contracts	(15)
Realized Net Gain (Loss)	54,898
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,378,544)
Futures Contracts	(10,091)
Change in Unrealized Appreciation (Depreciation)	(1,388,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,333,581)
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $120,000, ($21,000), $2,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	156	(1,915)
Realized Net Gain (Loss)	54,898	1,291,603
Change in Unrealized Appreciation (Depreciation)	(1,388,635)	283,921
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,333,581)	1,573,609
Distributions
Total Distributions	(1,251,685)	(305,267)
Capital Share Transactions
Issued	314,140	663,839
Issued in Lieu of Cash Distributions	1,179,383	290,788
Redeemed	(724,957)	(1,346,909)
Net Increase (Decrease) from Capital Share Transactions	768,566	(392,282)
Total Increase (Decrease)	(1,816,700)	876,060
Net Assets
Beginning of Period	5,290,377	4,414,317
End of Period	3,473,677	5,290,377

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.72	$29.89	$27.93	$28.08	$26.51	$21.75
Investment Operations
Net Investment Income (Loss)[1]	.001	(.013)	.068	.074	.114	.093
Net Realized and Unrealized Gain (Loss) on Investments	(8.570)	10.957	4.680	3.027	2.379	4.817
Total from Investment Operations	(8.569)	10.944	4.748	3.101	2.493	4.910
Distributions
Dividends from Net Investment Income	(.005)	(.051)	(.067)	(.099)	(.095)	(.150)
Distributions from Realized Capital Gains	(9.316)	(2.063)	(2.721)	(3.152)	(.828)	—
Total Distributions	(9.321)	(2.114)	(2.788)	(3.251)	(.923)	(.150)
Net Asset Value, End of Period	$20.83	$38.72	$29.89	$27.93	$28.08	$26.51
Total Return[2]	-26.62%	37.68%	18.33%	13.56%	9.61%	22.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,474	$5,290	$4,414	$4,536	$4,161	$4,240
Ratio of Total Expenses to Average Net Assets[3]	0.35%[4]	0.33%	0.34%	0.36%	0.36%	0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%	(0.04)%	0.25%	0.27%	0.40%	0.39%
Portfolio Turnover Rate	34%	98%	74%	111%	75%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.06%), (0.05%), (0.02%), (0.04%), and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.35%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
11

Mid-Cap Growth Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
12

Mid-Cap Growth Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Victory Capital Management Inc., through its RS Investments franchise, Frontier Capital Management Co., LLC, and Wellington Management Company llp, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Victory Capital Management Inc. is subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index since January 31, 2019.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net decrease of $994,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $133,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2022, these arrangements reduced the fund’s expenses by $41,000 (an annual rate of less than 0.01% of average net assets).
13

Mid-Cap Growth Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,524,276
Gross Unrealized Appreciation	528,108
Gross Unrealized Depreciation	(579,112)
Net Unrealized Appreciation (Depreciation)	(51,004)
G.	During the six months ended April 30, 2022, the fund purchased $1,445,761,000 of investment securities and sold $1,823,423,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	11,186	19,010
Issued in Lieu of Cash Distributions	46,070	8,647
Redeemed	(27,101)	(38,747)
Net Increase (Decrease) in Shares Outstanding	30,155	(11,090)
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Mid-Cap Growth Fund has renewed the fund’s investment advisory arrangements with Frontier Capital Management Co., LLC (Frontier Capital), Victory Capital Management Inc. (Victory Capital), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group, Inc. Frontier Capital employs a fundamental, bottom-up, and research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since 2018.
Victory Capital. Victory Capital, a wholly owned subsidiary of Victory Capital Holdings, Inc., is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS
15

Investments, founded in 1986, is the franchise responsible for the day-to-day management of a portion of the Mid-Cap Growth Fund. RS Investments utilizes fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Risk management is integrated into the team’s process to mitigate the negative impact of any single position. Victory Capital, through its RS Investments franchise, has managed a portion of the fund since 2016.
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since 2018.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-, long-term, and since-inception performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Frontier Capital, Victory Capital, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital, Victory Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Mid-Cap Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

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All rights reserved.
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Q3012 062022

Semiannual Report  |  April 30, 2022
Vanguard International Explorer™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
International Explorer Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$768.00	$1.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.81	2.01
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.40%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Explorer Fund
Fund Allocation
As of April 30, 2022

Japan	22.0%
United Kingdom	17.1
Sweden	6.3
Germany	5.9
Australia	4.8
Italy	4.2
Taiwan	4.2
France	4.0
Switzerland	3.4
Belgium	3.1
Netherlands	2.9
Denmark	2.2
Hong Kong	2.1
Canada	2.0
Spain	1.9
Ireland	1.7
South Korea	1.7
India	1.4
China	1.3
Brazil	1.3
Singapore	1.0
Other	5.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.5%)
Australia (4.6%)
	Steadfast Group Ltd.	3,226,400	11,681
	James Hardie Industries plc	321,078	9,256
*	Xero Ltd.	102,400	6,752
	Iluka Resources Ltd.	752,110	5,891
	IPH Ltd.	1,085,300	5,754
	Charter Hall Group	487,144	5,236
	Deterra Royalties Ltd.	1,326,991	4,495
*	APM Human Services International Ltd.	1,544,200	3,490
	Orora Ltd.	1,142,815	3,203
	Vicinity Centres	2,294,254	2,994
	Cleanaway Waste Management Ltd.	1,252,700	2,808
	IGO Ltd.	269,144	2,447
*	Pilbara Minerals Ltd.	1,119,788	2,172
	Mineral Resources Ltd.	52,462	2,132
	Ansell Ltd.	111,045	2,127
	Netwealth Group Ltd.	226,019	2,047
	Seven Group Holdings Ltd.	125,592	1,752
	Nufarm Ltd.	384,657	1,730
	Whitehaven Coal Ltd.	474,674	1,630
*,1	Tyro Payments Ltd.	1,803,369	1,541
	Metcash Ltd.	402,825	1,352
	Lifestyle Communities Ltd.	116,686	1,230
	Reliance Worldwide Corp. Ltd.	447,672	1,228
	Elders Ltd.	116,845	1,175
*	Bellevue Gold Ltd.	1,237,488	833
*,1	SiteMinder Ltd.	238,955	790
	Bapcor Ltd.	162,115	768
*,1	Flight Centre Travel Group Ltd.	43,435	678
*	Cleanspace Holdings Ltd.	805,228	639
	Nick Scali Ltd.	87,930	627
	Lovisa Holdings Ltd.	53,283	610
	GrainCorp Ltd. Class A	63,198	457
		Shares	Market Value• ($000)
	Tassal Group Ltd.	159,014	422
*,1	Temple & Webster Group Ltd.	80,931	330
			90,277
Austria (0.8%)
*,2	BAWAG Group AG	119,173	5,659
	ANDRITZ AG	94,670	4,025
	AT&S Austria Technologie & Systemtechnik AG	59,974	3,071
[1]	Addiko Bank AG	173,024	1,969
	Wienerberger AG	34,517	974
			15,698
Belgium (2.9%)
	D'ieteren Group	76,514	12,281
	Recticel SA	431,213	9,422
	Warehouses De Pauw CVA	238,335	9,169
*	Azelis Group NV	323,037	7,956
	Barco NV	302,709	6,817
	Lotus Bakeries NV	991	5,638
	KBC Ancora	95,696	3,872
	Melexis NV	18,683	1,604
*,1,2	Biocartis Group NV	113,425	247
*	bpost SA	38,222	231
			57,237
Brazil (1.2%)
*	TOTVS SA	1,526,532	9,871
*	Afya Ltd. Class A	230,544	3,484
*	TIM SA	1,242,900	3,389
	Rumo SA	991,000	3,281
*,2	Locaweb Servicos de Internet SA	1,579,900	2,291
*	Cia de Saneamento Basico do Estado de Sao Paulo	232,300	2,093
*	Magazine Luiza SA	256	—
			24,409
Canada (1.9%)
[1]	Boardwalk REIT	132,087	5,796
*	Kinaxis Inc.	45,789	5,067
*	Nuvei Corp.	89,809	5,021
4

International Explorer Fund
		Shares	Market Value• ($000)
	Colliers International Group Inc.	28,896	3,191
*	Lightspeed Commerce Inc.	128,204	2,865
*,1	EcoSynthetix Inc.	555,768	2,691
	Cargojet Inc.	22,000	2,570
*	Lightspeed Commerce Inc. (XTSE)	108,851	2,433
*	Docebo Inc.	52,604	2,252
*,1	Boat Rocker Media Inc.	619,097	1,836
	Parex Resources Inc.	84,282	1,643
	Stelco Holdings Inc.	37,933	1,385
	Endeavour Mining plc	44,400	1,087
			37,837
China (1.3%)
	Li Ning Co. Ltd.	525,000	4,092
*	Tongcheng Travel Holdings Ltd.	1,936,400	3,415
[2]	IMAX China Holding Inc.	2,892,200	3,247
	Beijing Enterprises Holdings Ltd.	781,000	2,640
*	Chinasoft International Ltd.	2,497,400	2,021
	CIFI Holdings Group Co. Ltd.	3,366,000	1,619
*	Yeahka Ltd.	590,200	1,535
	China Datang Corp. Renewable Power Co. Ltd. Class H	3,804,000	1,438
	Minth Group Ltd.	498,145	1,174
*	Niu Technologies ADR	73,100	698
*	Kingdee International Software Group Co. Ltd.	306,000	624
*	Pou Sheng International Holdings Ltd.	5,288,000	612
*	HUTCHMED China Ltd. ADR	39,218	592
	Estun Automation Co. Ltd. Class A	161,251	358
	Precision Tsugami China Corp. Ltd.	273,964	306
*,1	Gracell Biotechnologies Inc. ADR	57,517	129
			24,500
Denmark (2.1%)
	Royal Unibrew A/S	177,502	15,299
	Topdanmark A/S	190,083	10,667
*	ALK-Abello A/S Class B	354,800	7,739
*	Ascendis Pharma A/S ADR	30,222	2,758
*,2	Netcompany Group A/S	44,929	2,499
	SimCorp A/S	34,200	2,394
*	Zealand Pharma A/S	54,694	617
			41,973
		Shares	Market Value• ($000)
Finland (0.9%)
	Huhtamaki OYJ	169,500	6,407
	Valmet OYJ	190,900	5,113
[1]	Cargotec OYJ Class B	66,311	2,296
	Kemira OYJ	159,503	2,092
	Wartsila OYJ Abp	108,963	875
			16,783
France (3.8%)
	Nexans SA	166,677	15,182
	Trigano SA	70,257	9,052
	Gaztransport Et Technigaz SA	66,813	7,956
	Kaufman & Broad SA	212,193	6,453
*	JCDecaux SA	246,118	5,159
	Sopra Steria Group SACA	27,600	4,892
	Metropole Television SA	230,500	4,278
	IPSOS	60,800	2,927
	Rothschild & Co.	72,588	2,844
[2]	Verallia SA	94,400	2,595
[2]	Maisons du Monde SA	140,310	2,393
[2]	ALD SA	166,283	2,261
*	SOITEC	12,442	2,229
	Rubis SCA	66,244	1,762
	L'Occitane International SA	418,000	1,310
*	ESI Group	16,417	1,128
	Vicat SA	27,544	828
	Imerys SA	14,847	584
*	Cellectis SA	60,983	217
*	Cellectis SA ADR	25,800	90
			74,140
Germany (5.7%)
[2]	Befesa SA	249,610	15,588
	Dermapharm Holding SE	181,317	10,252
[1]	Gerresheimer AG	140,511	9,760
*	HelloFresh SE	196,272	8,274
	Aroundtown SA	1,555,546	7,822
*	CTS Eventim AG & Co. KGaA	112,500	7,722
	New Work SE	42,542	7,246
	Stabilus SE	117,374	5,528
	Hensoldt AG	194,125	5,406
[1]	S&T AG	304,297	5,145
	Jenoptik AG	177,131	4,979
*	Hypoport SE	14,173	3,918
	Stemmer Imaging AG	121,118	3,819
	Rheinmetall AG	15,013	3,384
	Aurubis AG	23,319	2,650
	Bertrandt AG	46,470	2,159
	Wacker Chemie AG	11,879	1,885
*,1	Cherry AG	162,681	1,737
*	Friedrich Vorwerk Group SE	43,300	1,283
*	Evotec SE	37,275	908
*,1,2	Aumann AG	40,907	615

5

International Explorer Fund
		Shares	Market Value• ($000)
*	Jumia Technologies AG ADR	83,077	587
*	Veganz Group AG	8,981	467
			111,134
Greece (0.3%)
	Hellenic Telecommunications Organization SA	277,557	5,340
Hong Kong (2.0%)
	Kerry Properties Ltd.	2,998,000	8,107
	Hang Lung Properties Ltd.	3,114,000	5,956
	Techtronic Industries Co. Ltd.	376,500	5,026
	Dah Sing Financial Holdings Ltd.	1,633,200	4,752
	Johnson Electric Holdings Ltd.	3,508,125	3,983
	ASM Pacific Technology Ltd.	280,200	2,824
[2]	Crystal International Group Ltd.	6,289,500	2,453
*	Mandarin Oriental International Ltd.	1,168,300	2,395
*	Melco Resorts & Entertainment Ltd. ADR	217,085	1,242
*	Hypebeast Ltd.	6,015,000	759
	Vitasoy International Holdings Ltd.	408,000	740
	Chow Sang Sang Holdings International Ltd.	300,000	332
*	Lifestyle International Holdings Ltd.	397,500	191
	Luk Fook Holdings International Ltd.	81,000	185
			38,945
Hungary (0.2%)
*,2	Wizz Air Holdings plc	89,776	3,512
Iceland (0.2%)
[2]	Marel HF	795,932	4,187
India (1.3%)
	Apollo Hospitals Enterprise Ltd.	163,662	9,477
*	Oberoi Realty Ltd.	493,852	6,152
	Gujarat Pipavav Port Ltd.	4,989,025	5,652
	Alembic Pharmaceuticals Ltd.	280,171	2,846
*	CreditAccess Grameen Ltd.	148,669	2,001
			26,128
Ireland (1.7%)
*	Dalata Hotel Group plc	2,519,789	11,509
*	Bank of Ireland Group plc	1,843,811	11,175
		Shares	Market Value• ($000)
	Smurfit Kappa Group plc	137,583	5,814
	AIB Group plc	1,781,521	3,870
			32,368
Israel (0.6%)
	Maytronics Ltd.	262,962	4,669
*	Melisron Ltd.	55,308	4,487
*	RADA Electronic Industries Ltd.	171,800	2,532
[1]	Caesarstone Ltd.	81,349	800
			12,488
Italy (4.0%)
	Reply SpA	91,446	13,462
[1]	Banca Generali SpA	236,788	7,829
*	Brunello Cucinelli SpA	151,075	7,733
	Recordati Industria Chimica e Farmaceutica SpA	143,630	6,921
	PRADA SpA	844,000	5,252
	FinecoBank Banca Fineco SpA	316,100	4,394
	Moncler SpA	79,023	4,117
	Amplifon SpA	85,000	3,391
[2]	doValue SpA	375,920	3,196
*	Stevanato Group SpA	191,444	3,063
	Tamburi Investment Partners SpA	309,434	2,819
*,2	OVS SpA	1,447,339	2,761
	Italgas SpA	419,571	2,717
	Interpump Group SpA	55,400	2,240
[2]	Technogym SpA	286,055	2,159
*	Salvatore Ferragamo SpA	104,333	1,813
[2]	BFF Bank SpA	262,444	1,637
	Buzzi Unicem SpA	84,177	1,559
[2]	Anima Holding SpA	217,214	1,058
			78,121
Japan (21.0%)
	Nippon Shinyaku Co. Ltd.	229,300	15,508
	Food & Life Cos. Ltd.	438,000	10,394
	Kadokawa Corp.	413,200	10,358
	GMO internet Inc.	446,000	8,913
	Nabtesco Corp.	379,100	8,646
	SBI Holdings Inc.	381,100	8,524
	KOMEDA Holdings Co. Ltd.	494,400	8,517
	Katitas Co. Ltd.	357,500	8,339
	Fuji Corp.	468,700	7,820
	Aica Kogyo Co. Ltd.	313,300	7,252
	NEC Networks & System Integration Corp.	502,900	7,141
	Kureha Corp.	91,400	6,867
	Zenkoku Hosho Co. Ltd.	195,600	6,865
	Trusco Nakayama Corp.	437,800	6,827
	FP Corp.	280,700	6,349
	Daifuku Co. Ltd.	101,300	6,229

6

International Explorer Fund
		Shares	Market Value• ($000)
	Kissei Pharmaceutical Co. Ltd.	311,200	6,158
	THK Co. Ltd.	309,800	6,139
	Sumitomo Forestry Co. Ltd.	391,800	5,994
*	Oisix ra daichi Inc.	289,000	5,939
	OBIC Business Consultants Co. Ltd.	164,700	5,920
	Ai Holdings Corp.	436,900	5,736
	Digital Garage Inc.	173,300	5,735
	Musashi Seimitsu Industry Co. Ltd.	530,100	5,387
	Nifco Inc.	243,600	5,143
	Koito Manufacturing Co. Ltd.	130,600	4,792
	Daiseki Co. Ltd.	132,900	4,780
	Fukushima Galilei Co. Ltd.	159,200	4,611
	Fukuoka Financial Group Inc.	249,800	4,564
	Bank of Kyoto Ltd.	104,600	4,557
	Nippon Densetsu Kogyo Co. Ltd.	343,300	4,268
	Disco Corp.	17,300	4,234
	Asahi Holdings Inc.	264,000	4,191
	Megachips Corp.	158,000	4,048
	Hakuhodo DY Holdings Inc.	342,300	4,040
	Heiwa Real Estate Co. Ltd.	126,700	3,997
	Meitec Corp.	72,500	3,848
	Miura Co. Ltd.	182,500	3,812
	Sugi Holdings Co. Ltd.	85,400	3,660
*	Raksul Inc.	167,400	3,459
	Tsuruha Holdings Inc.	64,400	3,291
	Asahi Intecc Co. Ltd.	166,106	3,210
	Calbee Inc.	179,200	3,210
	Tokyo Tatemono Co. Ltd.	224,700	3,168
	Systena Corp.	976,800	3,070
	Obara Group Inc.	133,400	2,986
	Dip Corp.	91,500	2,983
	Comforia Residential REIT Inc.	1,197	2,983
	Tsugami Corp.	307,800	2,866
	Organo Corp.	41,500	2,848
	Kyoritsu Maintenance Co. Ltd.	77,600	2,826
	Yamaha Motor Co. Ltd.	136,760	2,824
	Nippon Gas Co. Ltd.	195,200	2,770
	Horiba Ltd.	56,600	2,754
	Shinko Electric Industries Co. Ltd.	63,348	2,731
	Glory Ltd.	168,700	2,714
	Asics Corp.	168,300	2,655
	Fuso Chemical Co. Ltd.	86,200	2,537
*	JMDC Inc.	48,000	2,315
	Seino Holdings Co. Ltd.	277,200	2,264
		Shares	Market Value• ($000)
*	MedPeer Inc.	97,800	2,239
	eGuarantee Inc.	134,500	2,233
*	Sansan Inc.	228,244	2,178
	Nittoku Co. Ltd.	143,000	2,135
	Frontier Real Estate Investment Corp.	517	2,003
	DMG Mori Co. Ltd.	154,000	1,933
	Outsourcing Inc.	190,900	1,893
	Sega Sammy Holdings Inc.	106,200	1,882
	Sumitomo Warehouse Co. Ltd.	110,000	1,846
*,1	Bengo4.com Inc.	71,600	1,843
	Toyo Gosei Co. Ltd.	25,000	1,839
	Mandom Corp.	184,300	1,832
	Taiyo Yuden Co. Ltd.	45,900	1,803
	Marui Group Co. Ltd.	101,900	1,755
*	Japan Airport Terminal Co. Ltd.	42,100	1,745
	Amada Co. Ltd.	223,000	1,732
	Ushio Inc.	129,200	1,675
	Mani Inc.	144,900	1,655
	Japan Material Co. Ltd.	109,000	1,647
	Ebara Corp.	35,700	1,640
	Open House Group Co. Ltd.	41,900	1,621
	Descente Ltd.	82,900	1,592
	Sojitz Corp.	100,280	1,529
	Infomart Corp.	304,400	1,516
*,1	JTOWER Inc.	31,800	1,494
*	Freee KK	51,500	1,486
*,1	WealthNavi Inc.	109,800	1,428
	ASKUL Corp.	115,000	1,408
	Rorze Corp.	16,100	1,407
*	Lifenet Insurance Co.	313,500	1,269
	KH Neochem Co. Ltd.	66,500	1,258
	COLOPL Inc.	249,800	1,231
	IHI Corp.	54,100	1,227
	Optex Group Co. Ltd.	92,900	1,222
	Ibiden Co. Ltd.	32,600	1,218
	Tokyo Ohka Kogyo Co. Ltd.	22,400	1,217
	Kawasaki Heavy Industries Ltd.	68,300	1,215
	Air Water Inc.	90,800	1,205
	Kamakura Shinsho Ltd.	272,500	1,202
	Sumitomo Heavy Industries Ltd.	54,200	1,147
	COMSYS Holdings Corp.	55,200	1,146
	Shima Seiki Manufacturing Ltd.	78,800	1,124
	Showa Denko KK	56,600	1,101
	Hino Motors Ltd.	211,700	1,093
	Jeol Ltd.	24,100	1,082
	NOF Corp.	28,400	1,066
*,1	GA Technologies Co. Ltd.	139,200	1,060

7

International Explorer Fund
		Shares	Market Value• ($000)
*	Money Forward Inc.	29,497	1,003
	Ichiyoshi Securities Co. Ltd.	227,100	1,000
	United Arrows Ltd.	73,700	991
	EXEO Group Inc.	58,600	976
	BayCurrent Consulting Inc.	2,800	918
	Inaba Denki Sangyo Co. Ltd.	46,700	916
	JSR Corp.	33,561	911
	Iriso Electronics Co. Ltd.	38,700	904
	NET One Systems Co. Ltd.	35,900	857
	Adastria Co. Ltd.	50,100	830
	JINS Holdings Inc.	24,000	791
	MEC Co. Ltd.	41,200	785
	Mirait Holdings Corp.	55,600	779
	Inter Action Corp.	51,900	773
	Kobe Bussan Co. Ltd.	31,400	766
	Fukuyama Transporting Co. Ltd.	27,000	756
	Square Enix Holdings Co. Ltd.	18,600	743
	Nippon Thompson Co. Ltd.	190,200	738
*	Locondo Inc.	94,100	730
*,1	HEALIOS KK	127,800	727
	Kyudenko Corp.	31,700	719
	Coca-Cola Bottlers Japan Holdings Inc.	63,200	709
	Comture Corp.	32,439	701
	Anicom Holdings Inc.	141,500	668
	Kyushu Electric Power Co. Inc.	103,700	651
	Kumagai Gumi Co. Ltd.	30,400	634
	Kitanotatsujin Corp.	481,100	633
	Shin-Etsu Polymer Co. Ltd.	80,000	629
*	Universal Entertainment Corp.	33,800	605
	Nikkon Holdings Co. Ltd.	39,600	600
	Lintec Corp.	31,900	594
	Nippon Shokubai Co. Ltd.	14,300	575
	NSK Ltd.	103,500	573
	Yamazen Corp.	75,800	560
	Daikyonishikawa Corp.	139,700	540
	Max Co. Ltd.	41,900	511
	Sekisui Jushi Corp.	36,800	503
	Yokogawa Bridge Holdings Corp.	33,500	491
	Giken Ltd.	17,400	477
	Kamigumi Co. Ltd.	26,500	450
*	Demae-Can Co. Ltd.	109,100	449
*	Istyle Inc.	340,700	410
*	Toyo Construction Co. Ltd.	56,700	408
		Shares	Market Value• ($000)
	Shibaura Machine Co. Ltd.	16,600	397
*	Uzabase Inc.	53,600	312
	Sinko Industries Ltd.	21,500	270
	Yodogawa Steel Works Ltd.	12,800	242
	Mitsubishi Materials Corp.	13,800	216
	Maruichi Steel Tube Ltd.	9,800	209
	Totetsu Kogyo Co. Ltd.	10,700	193
	Nichireki Co. Ltd.	19,900	186
*,1	Chatwork Co. Ltd.	41,000	155
	Hibiya Engineering Ltd.	10,500	154
	TOKAI Holdings Corp.	22,000	148
	Ichikoh Industries Ltd.	34,300	99
			411,203
Malaysia (0.0%)
	Inari Amertron Bhd.	1,344,500	862
Mexico (0.2%)
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	153,558	2,363
	Corp. Inmobiliaria Vesta SAB de CV	1,136,600	2,106
			4,469
Netherlands (2.7%)
	BE Semiconductor Industries NV	202,168	12,324
	TKH Group NV	210,921	10,344
	ASM International NV	33,257	9,993
*,2	Basic-Fit NV	166,632	6,981
	Arcadis NV	119,800	4,999
*	AerCap Holdings NV	71,449	3,337
	IMCD NV	16,471	2,623
	Corbion NV	45,714	1,585
	Allfunds Group plc	129,729	1,112
			53,298
New Zealand (0.1%)
	Fletcher Building Ltd.	329,474	1,312
*	Volpara Health Technologies Ltd.	941,353	560
			1,872
Norway (0.8%)
	Borregaard ASA	574,066	10,950
	Salmar ASA	24,878	2,036
	Subsea 7 SA	188,011	1,541
	TOMRA Systems ASA	28,064	1,103
	Sparebanken More	116,280	992
			16,622
Other (0.3%)
	iShares MSCI EAFE Small-Cap ETF	81,230	5,012

8

International Explorer Fund
		Shares	Market Value• ($000)
Philippines (0.3%)
	Wilcon Depot Inc.	9,361,900	5,014
*	Bloomberry Resorts Corp.	943,900	109
			5,123
Poland (0.1%)
*,1	Grupa Pracuj SA	146,454	1,990
Singapore (1.0%)
	Venture Corp. Ltd.	520,100	6,385
*	SATS Ltd.	1,759,600	5,745
	Suntec REIT	2,633,800	3,479
	Ascott Residence Trust	2,795,100	2,322
*	Genting Singapore Ltd.	1,303,300	757
			18,688
South Africa (0.2%)
*	Thungela Resources Ltd.	194,836	3,329
South Korea (1.6%)
	Koh Young Technology Inc.	479,350	7,260
	PI Advanced Materials Co. Ltd.	135,104	5,091
	K Car Co. Ltd.	205,900	4,423
*	NHN KCP Corp.	190,699	3,135
	Douzone Bizon Co. Ltd.	89,632	2,869
	Hanon Systems	276,528	2,475
	Park Systems Corp.	26,882	2,388
	Eugene Technology Co. Ltd.	32,390	1,090
	SNT Motiv Co. Ltd.	27,883	1,050
*	Cafe24 Corp.	53,486	794
*	Genexine Inc.	12,608	399
			30,974
Spain (1.8%)
	Fluidra SA	268,592	7,269
	Acciona SA	36,064	7,059
	Viscofan SA	108,500	5,990
	Prosegur Cia de Seguridad SA	1,972,255	4,082
	Bankinter SA	660,533	3,887
	CIE Automotive SA	118,835	2,591
*	Melia Hotels International SA	233,026	1,927
	Almirall SA	147,130	1,911
*	Arima Real Estate SOCIMI SA	68,957	685
			35,401
Sweden (6.1%)
	Trelleborg AB Class B	500,770	10,984
	Nordnet AB publ	593,948	10,302
	Arjo AB Class B	1,244,159	9,340
	Avanza Bank Holding AB	343,287	8,693
*	Cint Group AB	933,111	7,631
	AddTech AB Class B	387,357	6,833
		Shares	Market Value• ($000)
*,1	Embracer Group AB Class B	875,506	5,852
*	Nordic Entertainment Group AB Class B	175,900	5,776
[2]	Thule Group AB	157,272	5,455
	Catena AB	96,526	5,039
	Saab AB Class B	117,500	4,970
	Sweco AB Class B	309,653	4,370
	HMS Networks AB	87,440	3,579
	Nyfosa AB	296,873	3,272
	Castellum AB	160,962	3,188
	BillerudKorsnas AB	204,655	3,158
	Fortnox AB	489,200	2,597
	SSAB AB Class A	395,799	2,514
*	Cellavision AB	78,221	2,456
*	Surgical Science Sweden AB	113,030	2,151
	Loomis AB Class B	80,752	2,012
	Cibus Nordic Real Estate AB	85,399	1,975
*	INVISIO AB	109,091	1,933
	Paradox Interactive AB	97,525	1,627
*	Xvivo Perfusion AB	40,451	872
*	VNV Global AB	204,514	853
*	Bactiguard Holding AB Class B	50,068	589
*,1	Storytel AB	58,820	426
*,3	OW Bunker A/S	1,000,000	—
			118,447
Switzerland (3.2%)
	Julius Baer Group Ltd.	266,305	12,726
*	Siegfried Holding AG (Registered)	13,427	9,734
	Comet Holding AG (Registered)	36,832	7,962
*	SIG Group AG	349,014	7,307
*,2	Sensirion Holding AG	43,459	5,212
*,2	PolyPeptide Group AG	55,780	4,881
	Tecan Group AG (Registered)	15,079	4,532
*,2	Montana Aerospace AG	262,771	4,006
*	Dufry AG (Registered)	70,847	2,820
	Bossard Holding AG (Registered) Class A	11,252	2,436
*	u-blox Holding AG	12,723	1,057
			62,673
Taiwan (4.0%)
	Airtac International Group	320,983	8,711
	ASPEED Technology Inc.	97,000	8,520
	Voltronic Power Technology Corp.	172,252	7,536
	Chroma ATE Inc.	1,312,694	7,297
	Giant Manufacturing Co. Ltd.	715,000	5,978
	Nien Made Enterprise Co. Ltd.	551,000	5,803

9

International Explorer Fund
		Shares	Market Value• ($000)
	Vanguard International Semiconductor Corp.	1,411,000	4,965
	Accton Technology Corp.	629,400	4,909
	Delta Electronics Inc.	520,000	4,341
	Global Unichip Corp.	263,000	3,602
	Advantech Co. Ltd.	281,000	3,493
	momo.com Inc.	102,910	2,716
	Sinbon Electronics Co. Ltd.	270,000	2,372
	Realtek Semiconductor Corp.	174,248	2,364
	Parade Technologies Ltd.	35,000	1,664
	Chang Wah Technology Co. Ltd.	466,000	1,408
	TCI Co. Ltd.	153,000	877
	ASMedia Technology Inc.	15,000	706
	Advanced Wireless Semiconductor Co.	194,000	540
			77,802
United Kingdom (16.3%)
	Rotork plc	4,721,244	17,226
	Electrocomponents plc	1,206,718	15,751
	Spectris plc	281,147	10,283
	Games Workshop Group plc	103,866	9,599
	Safestore Holdings plc	600,205	9,442
	HomeServe plc	715,300	8,791
	IMI plc	498,293	8,389
	Beazley plc	1,540,332	8,297
[2]	Auto Trader Group plc	1,010,300	7,973
	St. James's Place plc	486,900	7,824
	Bodycote plc	950,900	7,375
	Grafton Group plc	605,400	7,332
	Keywords Studios plc	236,669	7,100
	LondonMetric Property plc	2,015,997	6,814
	Cranswick plc	165,387	6,576
	QinetiQ Group plc	1,400,000	5,940
*,2	Network International Holdings plc	1,781,129	5,819
	Spirent Communications plc	1,914,400	5,535
*	Tate & Lyle plc	547,300	5,320
	UNITE Group plc	349,590	4,950
	Segro plc	290,000	4,855
	Telecom Plus plc	235,000	4,848
	Softcat plc	273,675	4,833
	Dunelm Group plc	380,000	4,653
	Future plc	169,100	4,631
	Howden Joinery Group plc	482,000	4,563
	Dechra Pharmaceuticals plc	100,000	4,532
*	Abcam plc	290,703	4,511
	RWS Holdings plc	788,700	4,319
	IG Group Holdings plc	420,000	4,292
		Shares	Market Value• ($000)
	Halma plc	135,000	4,144
*	SSP Group plc	1,369,368	4,042
	Pets at Home Group plc	1,000,000	3,882
[2]	ConvaTec Group plc	1,430,150	3,783
	Smiths Group plc	204,006	3,733
*,2	Petershill Partners plc	1,142,857	3,695
	Weir Group plc	180,000	3,460
	B&M European Value Retail SA	562,576	3,447
*,2	Trainline plc	963,245	3,401
	Keller Group plc	300,000	3,161
	Redrow plc	470,000	3,081
	NCC Group plc	1,305,000	2,962
	Renishaw plc	54,000	2,854
*	FD Technologies plc	95,772	2,838
	Diploma plc	81,400	2,792
*	National Express Group plc	889,974	2,759
	Smart Metering Systems plc	259,156	2,681
	Pennon Group plc	189,481	2,633
	Vistry Group plc	250,000	2,608
	Alpha FX Group plc	99,958	2,582
*	Victoria plc	321,046	2,574
*	IWG plc	835,000	2,535
*	Restaurant Group plc	3,198,958	2,449
	Serica Energy plc	508,100	2,232
	Greggs plc	72,308	2,110
[2]	Bridgepoint Group plc	550,000	2,104
	Harbour Energy plc	326,672	2,049
*	Molten Ventures plc	199,886	1,724
[2]	Sabre Insurance Group plc	617,120	1,617
	Burford Capital Ltd.	186,510	1,595
*	Team17 Group plc	290,619	1,583
*	Hyve Group plc	1,672,303	1,582
	Synthomer plc	398,427	1,516
*	Naked Wines plc	333,054	1,507
*	Energean plc	101,789	1,496
	Grainger plc	400,000	1,488
*,2	DP Eurasia NV	2,357,397	1,468
	Derwent London plc	37,048	1,406
	Savills plc	82,692	1,112
*	Hotel Chocolat Group plc	234,940	1,104
	Impax Asset Management Group plc	99,324	1,074
	Intermediate Capital Group plc	55,767	1,067
*	EnQuest plc	2,556,431	1,035
*	Wise plc Class A	200,000	980
	dotdigital group plc	870,046	949
*	WH Smith plc	50,062	901
*	Immunocore Holdings plc ADR	25,768	840

10

International Explorer Fund
		Shares	Market Value• ($000)
	Marshalls plc	72,402	554
*,1	Arrival SA	266,626	515
			320,077
United States (0.3%)
*	Merus NV	150,523	3,070
	Patria Investments Ltd. Class A	177,300	2,892
			5,962
Total Common Stocks (Cost $1,851,968)			1,868,881
Temporary Cash Investments (5.7%)
Money Market Fund (5.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.409%	1,060,421	106,031
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.3%)
Goldman Sachs & Co. 0.290%, 5/2/2022 (Dated 4/29/22, Repurchase Value $6,700,000, collateralized by Ginnie Mae 3.000%–6.000%, 7/15/24–5/20/49, with a value of $6,834,000)	6,700	6,700
Total Temporary Cash Investments (Cost $112,720)		112,731
Total Investments (101.2%) (Cost $1,964,688)		1,981,612
Other Assets and Liabilities—Net (-1.2%)		(24,000)
Net Assets (100%)		1,957,612
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,609,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $114,753,000, representing 5.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $41,147,000 was received for securities on loan, of which $40,972,000 is held in Vanguard Market Liquidity Fund and $175,000 is held in cash.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

11

International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2022	286	28,552	(1,908)
MSCI Emerging Market Index	June 2022	236	12,477	(734)
				(2,642)
See accompanying Notes, which are an integral part of the Financial Statements.
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International Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,858,668)	1,875,581
Affiliated Issuers (Cost $106,020)	106,031
Total Investments in Securities	1,981,612
Investment in Vanguard	73
Cash	6,022
Foreign Currency, at Value (Cost $4,371)	4,351
Cash Collateral Pledged—Futures Contracts	2,170
Receivables for Investment Securities Sold	26,101
Receivables for Accrued Income	10,575
Receivables for Capital Shares Issued	1,137
Total Assets	2,032,041
Liabilities
Payables for Investment Securities Purchased	30,988
Collateral for Securities on Loan	41,147
Payables for Capital Shares Redeemed	702
Payables to Investment Advisor	1,109
Payables to Vanguard	150
Variation Margin Payable—Futures Contracts	333
Total Liabilities	74,429
Net Assets	1,957,612
1 Includes $32,609 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	1,928,545
Total Distributable Earnings (Loss)	29,067
Net Assets	1,957,612
Net Assets
Applicable to 117,947,125 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,957,612
Net Asset Value Per Share	$16.60
See accompanying Notes, which are an integral part of the Financial Statements.
13

International Explorer Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	21,542
Interest[2]	64
Securities Lending—Net	374
Total Income	21,980
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,250
Performance Adjustment	(680)
The Vanguard Group—Note C
Management and Administrative	1,883
Marketing and Distribution	106
Custodian Fees	114
Shareholders’ Reports	29
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	4,715
Expenses Paid Indirectly	(2)
Net Expenses	4,713
Net Investment Income	17,267
Realized Net Gain (Loss)
Investment Securities Sold[2]	29,248
Futures Contracts	(6,451)
Foreign Currencies	(428)
Realized Net Gain (Loss)	22,369
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(649,816)
Futures Contracts	(2,143)
Foreign Currencies	(428)
Change in Unrealized Appreciation (Depreciation)	(652,387)
Net Increase (Decrease) in Net Assets Resulting from Operations	(612,751)
1	Dividends include foreign tax reclaims of $1,507,000 and are net of foreign withholding taxes of $2,579,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $61,000, ($17,000), $2,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
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International Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,267	36,253
Realized Net Gain (Loss)	22,369	359,948
Change in Unrealized Appreciation (Depreciation)	(652,387)	411,374
Net Increase (Decrease) in Net Assets Resulting from Operations	(612,751)	807,575
Distributions
Total Distributions	(121,682)	(29,013)
Capital Share Transactions
Issued	115,531	270,839
Issued in Lieu of Cash Distributions	102,893	25,535
Redeemed	(341,358)	(588,908)
Net Increase (Decrease) from Capital Share Transactions	(122,934)	(292,534)
Total Increase (Decrease)	(857,367)	486,028
Net Assets
Beginning of Period	2,814,979	2,328,951
End of Period	1,957,612	2,814,979
See accompanying Notes, which are an integral part of the Financial Statements.
15

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.70	$16.90	$17.22	$17.86	$21.87	$16.82
Investment Operations
Net Investment Income[1]	.142	.280	.211	.379	.369	.333
Net Realized and Unrealized Gain (Loss) on Investments	(5.220)	5.736	(.081)	.300	(3.032)	5.035
Total from Investment Operations	(5.078)	6.016	.130	.679	(2.663)	5.368
Distributions
Dividends from Net Investment Income	(.487)	(.216)	(.450)	(.289)	(.447)	(.318)
Distributions from Realized Capital Gains	(.535)	—	—	(1.030)	(.900)	—
Total Distributions	(1.022)	(.216)	(.450)	(1.319)	(1.347)	(.318)
Net Asset Value, End of Period	$16.60	$22.70	$16.90	$17.22	$17.86	$21.87
Total Return[2]	-23.20%	35.79%	0.62%	4.85%	-13.08%	32.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,958	$2,815	$2,329	$3,163	$3,649	$3,980
Ratio of Total Expenses to Average Net Assets[3]	0.40%[4]	0.40%	0.39%	0.39%	0.39%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.30%	1.29%	2.28%	1.75%	1.68%
Portfolio Turnover Rate	24%	51%	71%	35%	40%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.05%), (0.04%), (0.03%), (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was less than 0.01%.
See accompanying Notes, which are an integral part of the Financial Statements.
16

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
17

International Explorer Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings.
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International Explorer Fund
While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously
19

International Explorer Fund
withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.  The investment advisory firms Schroder Investment Management North America Inc., Wellington Management Company llp, TimesSquare Capital Management, LLC, and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Schroder Investment Management North America Inc., Wellington Management Company llp, and TimesSquare Capital Management, LLC, are subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US Small-Cap Index since October 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2022, the aggregate investment advisory fee represented an effective annual basic rate of 0.27% of the fund’s average net assets, before a decrease of $680,000 (0.06%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $73,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2022, these arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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International Explorer Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	97,267	1,771,614	—	1,868,881
Temporary Cash Investments	106,031	6,700	—	112,731
Total	203,298	1,778,314	—	1,981,612

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,642	—	—	2,642
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,989,151
Gross Unrealized Appreciation	296,179
Gross Unrealized Depreciation	(306,360)
Net Unrealized Appreciation (Depreciation)	(10,181)
G.  During the six months ended April 30, 2022, the fund purchased $526,854,000 of investment securities and sold $735,654,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $6,843,000 and sales were $160,000, resulting in net realized gain of $25,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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International Explorer Fund
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	5,855	12,684
Issued in Lieu of Cash Distributions	5,056	1,290
Redeemed	(16,949)	(27,817)
Net Increase (Decrease) in Shares Outstanding	(6,038)	(13,843)
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
22

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
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23

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Q1262 062022

Semiannual Report  |  April 30, 2022
Vanguard High Dividend Yield Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,006.40	$0.30
Admiral™ Shares	1,000.00	1,006.40	0.40
Based on Hypothetical 5% Yearly Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2022
Basic Materials	4.3%
Consumer Discretionary	9.0
Consumer Staples	13.4
Energy	9.1
Financials	19.6
Health Care	14.4
Industrials	10.1
Real Estate	0.0
Technology	6.9
Telecommunications	5.2
Utilities	8.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (4.3%)
Linde plc	2,026,709	632,252
Newmont Corp.	3,139,286	228,697
Air Products and Chemicals Inc.	866,841	202,901
Dow Inc.	2,893,372	192,409
Nucor Corp.	1,065,335	164,893
Fastenal Co.	2,257,157	124,843
International Flavors & Fragrances Inc.	998,458	121,113
LyondellBasell Industries NV Class A	1,017,888	107,927
CF Industries Holdings Inc.	838,186	81,162
International Paper Co.	1,519,920	70,342
Steel Dynamics Inc.	741,079	63,548
Celanese Corp.	428,322	62,938
Eastman Chemical Co.	527,035	54,111
Reliance Steel & Aluminum Co.	245,729	48,716
Olin Corp.	551,805	31,674
Huntsman Corp.	807,513	27,350
Chemours Co.	619,828	20,498
Southern Copper Corp.	327,853	20,415
Commercial Metals Co.	464,572	19,047
Avient Corp.	352,410	17,353
Scotts Miracle-Gro Co.	159,954	16,624
Timken Co.	250,073	14,414
Cabot Corp.	216,288	14,243
Sensient Technologies Corp.	163,760	13,854
Tronox Holdings plc Class A	443,749	7,632
Trinseo plc	150,038	7,119
Carpenter Technology Corp.	184,345	7,038
Worthington Industries Inc.	140,972	6,706
		Shares	Market Value• ($000)
	Kaiser Aluminum Corp.	61,155	5,901
	Schweitzer-Mauduit International Inc.	124,145	3,124
			2,388,844
Consumer Discretionary (9.0%)
	Home Depot Inc.	4,099,372	1,231,451
	Walmart Inc.	5,549,938	849,085
	McDonald's Corp.	2,931,429	730,395
	Target Corp.	1,877,075	429,193
	Starbucks Corp.	4,517,787	337,208
	Ford Motor Co.	15,373,097	217,683
	Best Buy Co. Inc.	942,768	84,783
	Genuine Parts Co.	554,861	72,160
	Paramount Global Class B	2,288,015	66,627
	Darden Restaurants Inc.	504,916	66,513
	VF Corp.	1,272,192	66,154
	Garmin Ltd.	595,034	65,299
	Omnicom Group Inc.	814,291	61,992
	Interpublic Group of Cos. Inc.	1,544,533	50,383
	Advance Auto Parts Inc.	245,508	49,011
	Hasbro Inc.	498,249	43,876
	Whirlpool Corp.	226,847	41,177
	Nielsen Holdings plc	1,392,677	37,338
	Williams-Sonoma Inc.	282,881	36,910
	Tapestry Inc.	1,043,600	34,355
	Newell Brands Inc.	1,481,636	34,300
	Kohl's Corp.	548,984	31,775
	Macy's Inc.	1,163,013	28,110
	Autoliv Inc.	347,453	25,600
	Polaris Inc.	222,270	21,102
[1]	Sirius XM Holdings Inc.	3,378,076	20,269
	TEGNA Inc.	854,745	18,847
	Leggett & Platt Inc.	517,705	18,446
	Ralph Lauren Corp.	176,406	18,406
	Travel + Leisure Co.	330,204	18,320
	Hanesbrands Inc.	1,351,645	17,923
	H&R Block Inc.	641,708	16,729
	Wendy's Co.	691,756	13,669
	Penske Automotive Group Inc.	120,130	12,592
4

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Cracker Barrel Old Country Store Inc.	91,336	10,137
	Foot Locker Inc.	339,590	9,953
	Gap Inc.	781,392	9,705
	LCI Industries	96,000	9,343
[1]	American Eagle Outfitters Inc.	586,961	8,869
	John Wiley & Sons Inc. Class A	167,275	8,513
	International Game Technology plc	385,746	8,421
	Dana Inc.	560,418	8,300
	MDC Holdings Inc.	221,217	8,165
	Kontoor Brands Inc.	200,850	7,980
	Jack in the Box Inc.	81,636	6,756
	Wolverine World Wide Inc.	313,610	6,216
	Rent-A-Center Inc.	255,037	6,152
	Strategic Education Inc.	94,170	6,083
	HNI Corp.	168,494	6,005
	Oxford Industries Inc.	62,002	5,555
	Dine Brands Global Inc.	62,902	4,509
	La-Z-Boy Inc.	169,572	4,456
	Steelcase Inc. Class A	332,029	3,895
	Sinclair Broadcast Group Inc. Class A	174,277	3,876
	Big Lots Inc.	117,004	3,615
[1]	Guess? Inc.	155,572	3,496
			5,017,681
Consumer Staples (13.4%)
	Procter & Gamble Co.	9,442,122	1,515,933
	Coca-Cola Co.	15,237,612	984,502
	PepsiCo Inc.	5,421,844	930,985
	Philip Morris International Inc.	6,112,687	611,269
	CVS Health Corp.	5,164,905	496,502
	Altria Group Inc.	7,160,273	397,896
	Mondelez International Inc. Class A	5,406,525	348,613
	Colgate-Palmolive Co.	3,272,457	252,143
	Archer-Daniels-Midland Co.	2,182,091	195,428
	Kimberly-Clark Corp.	1,325,138	183,969
	Sysco Corp.	2,008,274	171,667
	General Mills Inc.	2,370,046	167,633
	Kroger Co.	2,870,735	154,905
	Hershey Co.	572,890	129,341
	Walgreens Boots Alliance Inc.	2,809,858	119,138
	Kraft Heinz Co.	2,721,216	116,005
	Tyson Foods Inc. Class A	1,125,342	104,837
	Clorox Co.	483,802	69,411
	Kellogg Co.	989,288	67,766
	Conagra Brands Inc.	1,841,795	64,334
	Bunge Ltd.	542,074	61,319
		Shares	Market Value• ($000)
	Hormel Foods Corp.	1,112,763	58,298
	J M Smucker Co.	412,926	56,542
	Coca-Cola Europacific Partners plc	795,524	39,736
	Molson Coors Beverage Co. Class B	703,956	38,112
	Campbell Soup Co.	760,058	35,890
	Ingredion Inc.	261,385	22,247
	Flowers Foods Inc.	729,916	19,357
	Spectrum Brands Holdings Inc.	156,154	13,284
	Nu Skin Enterprises Inc. Class A	192,201	8,196
	Medifast Inc.	44,470	7,932
	Energizer Holdings Inc.	258,280	7,823
	Vector Group Ltd.	555,853	7,071
[1]	B&G Foods Inc.	247,909	6,676
	Reynolds Consumer Products Inc.	214,336	6,342
	Universal Corp.	92,910	5,375
	Weis Markets Inc.	65,605	5,241
	Calavo Growers Inc.	66,002	2,392
			7,484,110
Energy (9.1%)
	Exxon Mobil Corp.	16,627,062	1,417,457
	Chevron Corp.	7,595,431	1,189,976
	ConocoPhillips	5,180,251	494,817
	EOG Resources Inc.	2,285,938	266,906
	Schlumberger NV	5,486,512	214,029
	Marathon Petroleum Corp.	2,420,837	211,242
	Valero Energy Corp.	1,603,223	178,727
	Williams Cos. Inc.	4,760,546	163,239
	Devon Energy Corp.	2,640,371	153,590
	Kinder Morgan Inc.	7,623,559	138,368
	Phillips 66	1,366,618	118,568
	ONEOK Inc.	1,739,076	110,136
	Coterra Energy Inc.	3,122,161	89,887
	Baker Hughes Co.	2,888,208	89,592
	Diamondback Energy Inc.	708,236	89,401
	Chesapeake Energy Corp.	411,180	33,725
	Murphy Oil Corp.	567,269	21,602
	DT Midstream Inc.	373,448	20,073
	Helmerich & Payne Inc.	398,626	18,349
	Antero Midstream Corp.	1,302,715	13,379
	Equitrans Midstream Corp.	1,583,726	12,448
	Archrock Inc.	517,537	4,508
			5,050,019
Financials (19.6%)
	JPMorgan Chase & Co.	11,523,463	1,375,441
	Bank of America Corp.	27,913,765	995,963
	Wells Fargo & Co.	15,267,880	666,138
	Morgan Stanley	5,191,126	418,353

5

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Goldman Sachs Group Inc.	1,286,970	393,156
Citigroup Inc.	7,787,441	375,432
BlackRock Inc.	561,695	350,880
Chubb Ltd.	1,682,155	347,281
CME Group Inc.	1,406,573	308,518
Blackstone Inc.	2,754,097	279,734
PNC Financial Services Group Inc.	1,666,730	276,844
US Bancorp	5,272,112	256,014
Truist Financial Corp.	5,202,946	251,562
Progressive Corp.	2,293,383	246,218
American International Group Inc.	3,258,911	190,679
MetLife Inc.	2,749,134	180,563
Travelers Cos. Inc.	945,539	161,744
Prudential Financial Inc.	1,490,023	161,682
Aflac Inc.	2,532,163	145,042
Allstate Corp.	1,096,402	138,739
Arthur J Gallagher & Co.	802,885	135,278
Discover Financial Services	1,127,967	126,851
Bank of New York Mellon Corp.	2,887,278	121,439
M&T Bank Corp.	698,909	116,466
Ameriprise Financial Inc.	438,447	116,403
T. Rowe Price Group Inc.	892,382	109,799
Fifth Third Bancorp	2,671,289	100,253
State Street Corp.	1,431,027	95,836
Hartford Financial Services Group Inc.	1,312,380	91,775
Northern Trust Corp.	805,231	82,979
Regions Financial Corp.	3,775,351	78,225
Citizens Financial Group Inc.	1,940,818	76,468
Huntington Bancshares Inc.	5,656,719	74,386
Cincinnati Financial Corp.	588,079	72,134
Apollo Global Management Inc.	1,447,512	72,028
KeyCorp	3,643,519	70,356
Principal Financial Group Inc.	1,015,579	69,202
Ally Financial Inc.	1,315,431	52,565
First Horizon Corp.	2,097,953	46,952
Fidelity National Financial Inc.	1,076,116	42,851
Lincoln National Corp.	710,699	42,749
Comerica Inc.	519,128	42,517
Everest Re Group Ltd.	151,346	41,576
Assurant Inc.	221,455	40,278
East West Bancorp Inc.	558,326	39,809
Equitable Holdings Inc.	1,365,209	39,359
Credicorp Ltd.	263,938	36,658
Ares Management Corp. Class A	553,424	36,648
	Shares	Market Value• ($000)
American Financial Group Inc.	264,200	36,586
Webster Financial Corp.	695,274	34,757
Zions Bancorp NA	581,884	32,882
Cullen/Frost Bankers Inc.	222,499	29,434
Reinsurance Group of America Inc.	261,394	28,053
Franklin Resources Inc.	1,126,473	27,700
Jefferies Financial Group Inc.	834,562	25,671
Unum Group	794,001	24,233
First American Financial Corp.	414,677	24,180
Popular Inc.	308,402	24,052
Old Republic International Corp.	1,090,156	23,994
Invesco Ltd.	1,299,470	23,884
Synovus Financial Corp.	565,372	23,486
SouthState Corp.	297,578	23,044
Carlyle Group Inc.	632,344	22,948
Prosperity Bancshares Inc.	347,796	22,739
Hanover Insurance Group Inc.	139,068	20,418
Janus Henderson Group plc	658,667	20,076
OneMain Holdings Inc.	425,504	19,543
Glacier Bancorp Inc.	426,745	19,528
Valley National Bancorp	1,557,970	18,664
SLM Corp.	1,079,377	18,058
RLI Corp.	154,962	17,787
Bank OZK	462,652	17,775
Cadence Bank	699,861	17,524
Axis Capital Holdings Ltd.	301,761	17,300
Old National Bancorp	1,138,903	17,266
United Bankshares Inc.	510,562	16,981
Houlihan Lokey Inc. Class A	197,850	16,479
New York Community Bancorp Inc.	1,755,643	16,222
MGIC Investment Corp.	1,240,713	16,204
Radian Group Inc.	734,056	15,701
Evercore Inc. Class A	148,346	15,688
Hancock Whitney Corp.	334,826	15,660
FNB Corp.	1,332,179	15,347
PacWest Bancorp	451,817	14,860
Assured Guaranty Ltd.	261,210	14,406
Independent Bank Corp. (Massachusetts)	185,406	14,306
Umpqua Holdings Corp.	841,166	13,913
Walker & Dunlop Inc.	112,976	13,530
Community Bank System Inc.	207,196	13,343
Home BancShares Inc.	590,496	12,766
Lazard Ltd. Class A	389,524	12,765
BankUnited Inc.	331,212	12,434

6

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
CVB Financial Corp.	531,277	12,230
United Community Banks Inc.	405,325	12,216
FirstCash Holdings Inc.	152,838	12,193
First Hawaiian Inc.	495,911	11,708
Bank of Hawaii Corp.	154,999	11,523
Associated Banc-Corp	575,504	11,481
Simmons First National Corp. Class A	480,892	11,479
Pacific Premier Bancorp Inc.	363,055	11,385
Cathay General Bancorp	281,755	11,296
CNO Financial Group Inc.	465,399	11,235
Kemper Corp.	233,074	10,759
Jackson Financial Inc. Class A	254,008	10,747
First Bancorp	770,098	10,481
Moelis & Co. Class A	236,643	10,474
Federated Hermes Inc. Class B	360,131	10,257
Virtu Financial Inc. Class A	345,388	9,975
Atlantic Union Bankshares Corp.	292,071	9,866
Independent Bank Group Inc.	144,071	9,768
BOK Financial Corp.	117,510	9,745
Navient Corp.	593,303	9,428
Fulton Financial Corp.	615,183	9,332
First Merchants Corp.	221,527	8,682
Columbia Banking System Inc.	303,297	8,517
Washington Federal Inc.	254,755	7,752
WesBanco Inc.	233,906	7,541
Cohen & Steers Inc.	96,506	7,498
First Financial Bancorp	358,770	7,337
Artisan Partners Asset Management Inc. Class A	226,587	7,282
Towne Bank	260,085	7,171
Banner Corp.	132,061	7,092
Heartland Financial USA Inc.	155,572	6,809
Sandy Spring Bancorp Inc.	171,246	6,725
Trustmark Corp.	237,621	6,625
Horace Mann Educators Corp.	161,647	6,442
Hope Bancorp Inc.	448,048	6,407
Provident Financial Services Inc.	288,996	6,395
Renasant Corp.	211,701	6,307
Bank of NT Butterfield & Son Ltd.	194,009	6,214
Eagle Bancorp Inc.	122,004	6,143
Northwest Bancshares Inc.	472,915	5,997
	Shares	Market Value• ($000)
Westamerica Bancorp	100,824	5,941
NBT Bancorp Inc.	163,126	5,742
BancFirst Corp.	67,331	5,504
Argo Group International Holdings Ltd.	122,290	5,234
Mercury General Corp.	103,604	5,225
CNA Financial Corp.	107,724	5,110
Virtus Investment Partners Inc.	28,059	4,971
First Commonwealth Financial Corp.	364,634	4,915
Stock Yards Bancorp Inc.	93,197	4,872
Capitol Federal Financial Inc.	500,458	4,819
Berkshire Hills Bancorp Inc.	189,342	4,684
Brookline Bancorp Inc.	320,953	4,641
City Holding Co.	57,812	4,473
Employers Holdings Inc.	108,201	4,257
S&T Bancorp Inc.	149,933	4,237
1st Source Corp.	90,884	3,933
Washington Trust Bancorp Inc.	66,044	3,100
Kearny Financial Corp.	255,996	3,036
TFS Financial Corp.	197,295	2,957
WisdomTree Investments Inc.	503,474	2,935
Community Trust Bancorp Inc.	67,913	2,704
Republic Bancorp Inc. Class A	36,997	1,542
		10,929,356
Health Care (14.4%)
Johnson & Johnson	10,339,594	1,865,883
Pfizer Inc.	21,916,804	1,075,458
AbbVie Inc.	6,934,392	1,018,523
Eli Lilly & Co.	3,327,530	972,071
Merck & Co. Inc.	9,940,794	881,649
Bristol-Myers Squibb Co.	8,562,609	644,508
Medtronic plc	5,268,511	549,822
Amgen Inc.	2,190,081	510,705
Gilead Sciences Inc.	4,929,589	292,522
Cardinal Health Inc.	1,089,513	63,246
Viatris Inc.	4,746,016	49,026
Organon & Co.	988,221	31,949
Perrigo Co. plc	520,302	17,846
Premier Inc. Class A	476,248	17,245
Patterson Cos. Inc.	336,102	10,342
Healthcare Services Group Inc.	290,041	4,957
		8,005,752
Industrials (10.1%)
Raytheon Technologies Corp.	5,875,066	557,603
Honeywell International Inc.	2,689,895	520,522

7

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
United Parcel Service Inc. Class B	2,841,588	511,429
Caterpillar Inc.	2,123,627	447,108
Lockheed Martin Corp.	952,974	411,799
Automatic Data Processing Inc.	1,648,125	359,588
3M Co.	2,244,210	323,660
Illinois Tool Works Inc.	1,232,501	242,938
General Dynamics Corp.	975,053	230,629
Eaton Corp. plc	1,560,927	226,366
Emerson Electric Co.	2,338,773	210,911
L3Harris Technologies Inc.	769,982	178,836
Johnson Controls International plc	2,759,568	165,215
Paychex Inc.	1,265,341	160,357
DuPont de Nemours Inc.	2,013,729	132,765
PACCAR Inc.	1,334,876	110,861
Cummins Inc.	562,425	106,405
Synchrony Financial	2,045,361	75,290
Packaging Corp. of America	368,831	59,444
CH Robinson Worldwide Inc.	508,205	53,946
Westrock Co.	1,024,847	50,761
Snap-on Inc.	208,197	44,240
Hubbell Inc. Class B	214,663	41,937
RPM International Inc.	504,890	41,855
Watsco Inc.	127,238	33,945
Huntington Ingalls Industries Inc.	153,285	32,610
Western Union Co.	1,530,007	25,643
Sonoco Products Co.	382,259	23,666
nVent Electric plc	648,547	21,908
MDU Resources Group Inc.	785,259	20,228
ManpowerGroup Inc.	211,550	19,082
Crane Co.	192,016	18,478
Flowserve Corp.	506,661	16,573
Triton International Ltd.	257,611	15,737
MSC Industrial Direct Co. Inc. Class A	174,810	14,485
Ryder System Inc.	203,453	14,221
GATX Corp.	136,372	14,099
ABM Industries Inc.	260,997	12,598
Otter Tail Corp.	159,434	9,241
Kennametal Inc.	323,724	8,329
McGrath RentCorp	93,779	7,827
Greif Inc. Class A	99,961	6,066
Greenbrier Cos. Inc.	125,289	5,351
Granite Construction Inc.	177,475	5,262
ZIM Integrated Shipping Services Ltd.	86,536	4,814
SFL Corp. Ltd.	479,981	4,761
Scorpio Tankers Inc.	185,936	4,598
		Shares	Market Value• ($000)
	H&E Equipment Services Inc.	122,993	4,364
	Apogee Enterprises Inc.	94,625	4,163
	ADT Inc.	605,076	4,145
[1]	Atlas Corp.	222,970	2,756
			5,619,415
Real Estate (0.0%)
	Kennedy-Wilson Holdings Inc.	459,633	10,365
Technology (6.9%)
	Broadcom Inc.	1,584,231	878,282
	Intel Corp.	15,865,981	691,598
	QUALCOMM Inc.	4,429,027	618,691
	Texas Instruments Inc.	3,625,555	617,251
	International Business Machines Corp.	3,506,393	463,580
	HP Inc.	4,239,169	155,281
	Corning Inc.	2,984,259	105,016
	Hewlett Packard Enterprise Co.	5,103,304	78,642
	NetApp Inc.	874,608	64,065
	Seagate Technology Holdings plc	740,245	60,730
	NortonLifeLock Inc.	2,164,018	54,187
	National Instruments Corp.	516,585	18,669
	Avnet Inc.	386,568	16,877
	Xerox Holdings Corp.	494,490	8,604
			3,831,473
Telecommunications (5.2%)
	Cisco Systems Inc.	16,591,484	812,651
	Verizon Communications Inc.	16,492,186	763,588
	Comcast Corp. Class A	17,663,936	702,318
	AT&T Inc.	28,047,762	528,981
	Lumen Technologies Inc.	3,973,411	39,972
	Juniper Networks Inc.	1,244,670	39,232
	Cogent Communications Holdings Inc.	165,197	9,664
	Telephone & Data Systems Inc.	391,476	7,172
			2,903,578
Utilities (7.9%)
	NextEra Energy Inc.	7,700,192	546,868
	Duke Energy Corp.	3,020,650	332,755
	Southern Co.	4,152,516	304,753
	Waste Management Inc.	1,654,704	272,100
	Dominion Energy Inc.	3,160,538	258,026
	Sempra Energy	1,252,789	202,150
	American Electric Power Co. Inc.	1,962,490	194,502
	Exelon Corp.	3,824,264	178,899
	Xcel Energy Inc.	2,117,028	155,093
	Public Service Enterprise Group Inc.	1,973,781	137,494

8

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Consolidated Edison Inc.	1,385,808	128,520
WEC Energy Group Inc.	1,235,446	123,606
Eversource Energy	1,344,108	117,475
Edison International	1,462,359	100,596
DTE Energy Co.	756,240	99,098
Entergy Corp.	786,402	93,464
Ameren Corp.	999,346	92,839
FirstEnergy Corp.	2,132,174	92,344
PPL Corp.	2,950,287	83,523
CMS Energy Corp.	1,135,004	77,963
CenterPoint Energy Inc.	2,330,557	71,338
Evergy Inc.	899,072	61,002
Atmos Energy Corp.	529,898	60,090
Alliant Energy Corp.	986,358	58,008
AES Corp.	2,623,693	53,576
Vistra Corp.	1,865,964	46,686
NiSource Inc.	1,525,812	44,432
Essential Utilities Inc.	909,314	40,701
NRG Energy Inc.	947,832	34,027
Pinnacle West Capital Corp.	448,910	31,962
OGE Energy Corp.	777,520	30,075
UGI Corp.	810,163	27,789
National Fuel Gas Co.	339,815	23,831
Southwest Gas Holdings Inc.	254,739	22,445
IDACORP Inc.	196,072	20,623
Black Hills Corp.	247,811	18,150
ONE Gas Inc.	204,311	17,238
Hawaiian Electric Industries Inc.	410,689	16,883
Portland General Electric Co.	348,435	16,491
New Jersey Resources Corp.	374,243	16,152
PNM Resources Inc.	331,273	15,457
Spire Inc.	196,406	14,289
South Jersey Industries Inc.	413,087	14,123
	Shares	Market Value• ($000)
ALLETE Inc.	203,267	12,062
NorthWestern Corp.	209,914	11,900
Avista Corp.	273,892	11,112
MGE Energy Inc.	141,135	10,990
Avangrid Inc.	222,672	9,876
Clearway Energy Inc. Class C	316,604	9,666
Atlantica Sustainable Infrastructure plc	241,186	7,453
SJW Group	106,998	6,313
Northwest Natural Holding Co.	118,439	5,665
Clearway Energy Inc. Class A	136,008	3,865
		4,436,338
Total Common Stocks (Cost $44,630,695)		55,676,931
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund, 0.409% (Cost $69,749)	697,557	69,749
Total Investments (100.0%) (Cost $44,700,444)		55,746,680
Other Assets and Liabilities—Net (0.0%)		21,753
Net Assets (100%)		55,768,433
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,573,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,723,000 was received for securities on loan.

9

High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	235	48,498	(2,740)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Phillips 66	8/31/22	BANA	40,085	(0.322)	163	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
10

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $44,630,695)	55,676,931
Affiliated Issuers (Cost $69,749)	69,749
Total Investments in Securities	55,746,680
Investment in Vanguard	1,930
Cash Collateral Pledged—Futures Contracts	2,640
Receivables for Investment Securities Sold	81
Receivables for Accrued Income	80,548
Receivables for Capital Shares Issued	10,182
Unrealized Appreciation—Over-the-Counter Swap Contracts	163
Total Assets	55,842,224
Liabilities
Due to Custodian	3,634
Payables for Investment Securities Purchased	32,781
Collateral for Securities on Loan	27,723
Payables for Capital Shares Redeemed	6,298
Payables to Vanguard	1,522
Variation Margin Payable—Futures Contracts	1,833
Total Liabilities	73,791
Net Assets	55,768,433
1 Includes $24,573 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	46,619,280
Total Distributable Earnings (Loss)	9,149,153
Net Assets	55,768,433

ETF Shares—Net Assets
Applicable to 407,013,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,769,408
Net Asset Value Per Share—ETF Shares	$107.54

Admiral Shares—Net Assets
Applicable to 370,037,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,999,025
Net Asset Value Per Share—Admiral Shares	$32.43
See accompanying Notes, which are an integral part of the Financial Statements.
11

High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends	798,831
Interest [1]	57
Securities Lending—Net	240
Total Income	799,128
Expenses
The Vanguard Group—Note B
Investment Advisory Services	763
Management and Administrative—ETF Shares	11,158
Management and Administrative—Admiral Shares	4,191
Marketing and Distribution—ETF Shares	487
Marketing and Distribution—Admiral Shares	281
Custodian Fees	186
Shareholders’ Reports—ETF Shares	359
Shareholders’ Reports—Admiral Shares	77
Trustees’ Fees and Expenses	14
Other Expenses	8
Total Expenses	17,524
Net Investment Income	781,604
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	383,925
Futures Contracts	5,048
Swap Contracts	(7,438)
Realized Net Gain (Loss)	381,535
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(930,245)
Futures Contracts	(6,446)
Swap Contracts	(3,455)
Change in Unrealized Appreciation (Depreciation)	(940,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,993
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $57,000, ($14,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $750,178,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	781,604	1,357,112
Realized Net Gain (Loss)	381,535	1,205,834
Change in Unrealized Appreciation (Depreciation)	(940,146)	11,496,343
Net Increase (Decrease) in Net Assets Resulting from Operations	222,993	14,059,289
Distributions
ETF Shares	(617,533)	(1,045,675)
Admiral Shares	(171,001)	(295,106)
Total Distributions	(788,534)	(1,340,781)
Capital Share Transactions
ETF Shares	4,450,324	3,606,248
Admiral Shares	699,036	916,264
Net Increase (Decrease) from Capital Share Transactions	5,149,360	4,522,512
Total Increase (Decrease)	4,583,819	17,241,020
Net Assets
Beginning of Period	51,184,614	33,943,594
End of Period	55,768,433	51,184,614
See accompanying Notes, which are an integral part of the Financial Statements.
13

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.42	$79.49	$89.60	$83.26	$82.46	$71.19
Investment Operations
Net Investment Income[1]	1.583	3.010	2.950	2.891	2.623	2.394
Net Realized and Unrealized Gain (Loss) on Investments	(.862)	28.887	(10.184)	6.251	.731	11.301
Total from Investment Operations	.721	31.897	(7.234)	9.142	3.354	13.695
Distributions
Dividends from Net Investment Income	(1.601)	(2.967)	(2.876)	(2.802)	(2.554)	(2.425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.601)	(2.967)	(2.876)	(2.802)	(2.554)	(2.425)
Net Asset Value, End of Period	$107.54	$108.42	$79.49	$89.60	$83.26	$82.46
Total Return	0.64%	40.55%	-8.17%	11.31%	4.05%	19.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,769	$39,766	$26,279	$26,816	$21,328	$20,010
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.84%	2.99%	3.53%	3.38%	3.08%	3.07%
Portfolio Turnover Rate[2]	9%	8%	11%	7%	13%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,		February 7, 2019[1] to October 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$32.69	$23.97	$27.02	$25.00
Investment Operations
Net Investment Income[2]	.475	.902	.887	.624
Net Realized and Unrealized Gain (Loss) on Investments	(.256)	8.707	(3.075)	2.010
Total from Investment Operations	.219	9.609	(2.188)	2.634
Distributions
Dividends from Net Investment Income	(.479)	(.889)	(.862)	(.614)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.479)	(.889)	(.862)	(.614)
Net Asset Value, End of Period	$32.43	$32.69	$23.97	$27.02
Total Return[3]	0.64%	40.50%	-8.19%	10.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,999	$11,418	$7,665	$8,814
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08% [4]
Ratio of Net Investment Income to Average Net Assets	2.82%	2.97%	3.52%	3.24% [4]
Portfolio Turnover Rate[5]	9%	8%	11%	7% [6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
15

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
16

High Dividend Yield Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
17

High Dividend Yield Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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High Dividend Yield Index Fund
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,930,000, representing less than 0.01% of the fund’s net assets and 0.77% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,676,931	—	—	55,676,931
Temporary Cash Investments	69,749	—	—	69,749
Total	55,746,680	—	—	55,746,680
19

High Dividend Yield Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Swap Contracts	—	163	—	163
Liabilities
Futures Contracts[1]	2,740	—	—	2,740
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,790,654
Gross Unrealized Appreciation	12,775,414
Gross Unrealized Depreciation	(1,821,965)
Net Unrealized Appreciation (Depreciation)	10,953,449
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $2,366,038,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended April 30, 2022, the fund purchased $12,004,119,000 of investment securities and sold $6,311,558,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,790,339,000 and $1,715,499,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $535,713,000 and sales were $657,843,000, resulting in net realized loss of $99,306,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

High Dividend Yield Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,183,270	55,720	7,291,624	73,333
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,732,946)	(15,475)	(3,685,376)	(37,150)
Net Increase (Decrease)—ETF Shares	4,450,324	40,245	3,606,248	36,183
Admiral Shares
Issued	1,403,912	41,852	2,290,496	75,589
Issued in Lieu of Cash Distributions	132,066	3,980	229,798	7,717
Redeemed	(836,942)	(25,048)	(1,604,030)	(53,826)
Net Increase (Decrease)—Admiral Shares	699,036	20,784	916,264	29,480
G.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High Dividend Yield Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q6232 062022

Semiannual Report   |   April 30, 2022
Vanguard Emerging Markets Government Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	35
Liquidity Risk Management	37

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Government Bond Index Fund
ETF Shares	$1,000.00	$855.90	$0.92
Admiral™ Shares	1,000.00	855.80	0.92
Institutional Shares	1,000.00	855.80	0.83
Based on Hypothetical 5% Yearly Return
Emerging Markets Government Bond Index Fund
ETF Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,023.80	1.00
Institutional Shares	1,000.00	1,023.90	0.90
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for ETF Shares, 0.20% for Admiral Shares and 0.18% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Government Bond Index Fund
Fund Allocation
As of April 30, 2022
Mexico	9.7%
Saudi Arabia	9.1
Indonesia	7.0
Turkey	6.5
United Arab Emirates	6.3
Qatar	5.4
China	5.3
Brazil	3.8
Colombia	3.4
Philippines	3.2
Oman	2.6
Peru	2.4
Panama	2.4
Chile	2.3
Dominican Republic	2.3
Argentina	2.3
Egypt	2.2
South Africa	2.0
Bahrain	2.0
Uruguay	1.5
Malaysia	1.4
Nigeria	1.3
Ecuador	1.1
Other	14.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Government Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond (Cost $1,861)	1.750%	3/15/25	1,900	1,840
Corporate Bonds (14.8%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	5,800	6,141
Brazil (0.4%)
	Petrobras Global Finance BV	5.600%	1/3/31	4,765	4,682
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.850%	6/5/15	6,500	5,734
					10,417
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	7,900	6,275
China (3.4%)
	Bank of China Ltd.	5.000%	11/13/24	9,000	9,277
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	5,000	5,012
	China Construction Bank Corp.	4.250%	2/27/29	5,500	5,546
	China Construction Bank Corp.	2.450%	6/24/30	5,950	5,667
	China Construction Bank Corp.	2.850%	1/21/32	6,000	5,579
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	5,155	5,233
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	5,500	5,492
	CNOOC Finance 2014 ULC	4.250%	4/30/24	7,031	7,142
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,000	5,974
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	6,000	6,165
	Industrial & Commercial Bank of China Ltd.	3.200%	12/31/99	18,350	17,500
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,400	4,476
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	4,450	4,412
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	4,550	4,110
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,845	4,938
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	6,994	6,889
					103,412
Colombia (0.7%)
	Ecopetrol SA	5.875%	9/18/23	5,440	5,520
	Ecopetrol SA	5.375%	6/26/26	4,300	4,232
	Ecopetrol SA	6.875%	4/29/30	5,975	5,903
	Ecopetrol SA	5.875%	5/28/45	5,917	4,619
					20,274
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indonesia (0.6%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	4,500	4,331
	Pertamina Persero PT	4.300%	5/20/23	4,665	4,701
	Pertamina Persero PT	6.450%	5/30/44	4,000	4,256
	Pertamina Persero PT	6.500%	11/7/48	400	427
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	4,557	4,469
					18,184
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,500	4,301
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	3/18/25	4,450	4,450
	Petronas Capital Ltd.	3.500%	4/21/30	6,750	6,449
	Petronas Capital Ltd.	4.500%	3/18/45	4,660	4,668
	Petronas Capital Ltd.	4.550%	4/21/50	8,400	8,461
[2]	Petronas Capital Ltd.	3.404%	4/28/61	4,600	3,627
	Petronas Capital Ltd.	3.404%	4/28/61	300	237
					27,892
Mexico (4.0%)
	Mexico City Airport Trust	5.500%	7/31/47	6,379	5,090
	Petroleos Mexicanos	6.875%	8/4/26	7,425	7,401
	Petroleos Mexicanos	6.490%	1/23/27	4,556	4,371
	Petroleos Mexicanos	6.500%	3/13/27	11,850	11,354
	Petroleos Mexicanos	5.350%	2/12/28	5,745	5,105
	Petroleos Mexicanos	6.840%	1/23/30	7,100	6,499
	Petroleos Mexicanos	5.950%	1/28/31	11,325	9,544
	Petroleos Mexicanos	6.625%	6/15/35	8,200	6,666
	Petroleos Mexicanos	6.500%	6/2/41	4,680	3,481
	Petroleos Mexicanos	6.750%	9/21/47	16,540	11,987
	Petroleos Mexicanos	6.350%	2/12/48	4,700	3,291
	Petroleos Mexicanos	7.690%	1/23/50	24,284	19,030
	Petroleos Mexicanos	6.950%	1/28/60	11,340	8,214
[3]	Petroleos Mexicanos	6.700%	2/16/32	20,199	17,456
					119,489
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	6,000	4,359
Qatar (1.1%)
	Qatar Energy	1.375%	9/12/26	375	341
[2]	Qatar Energy	2.250%	7/12/31	6,500	5,689
	Qatar Energy	3.300%	7/12/51	11,925	9,796
[2]	Qatar Petroleum	1.375%	9/12/26	4,100	3,717
	Qatar Petroleum	2.250%	7/12/31	3,400	2,972
[4]	Qatar Petroleum	3.125%	7/12/41	11,034	9,192
					31,707
Saudi Arabia (2.2%)
[2]	SA Global Sukuk Ltd.	1.602%	6/17/26	4,380	4,023
	SA Global Sukuk Ltd.	1.602%	6/17/26	1,638	1,503
[2]	SA Global Sukuk Ltd.	2.694%	6/17/31	6,400	5,757
	SA Global Sukuk Ltd.	2.694%	6/17/31	700	628
	Saudi Arabian Oil Co.	2.875%	4/16/24	6,075	6,003
[2]	Saudi Arabian Oil Co.	3.500%	4/16/29	500	485
	Saudi Arabian Oil Co.	3.500%	4/16/29	8,916	8,624
[2]	Saudi Arabian Oil Co.	2.250%	11/24/30	1,675	1,459
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saudi Arabian Oil Co.	2.250%	11/24/30	4,900	4,247
[2]	Saudi Arabian Oil Co.	4.250%	4/16/39	2,500	2,382
	Saudi Arabian Oil Co.	4.250%	4/16/39	6,200	5,917
	Saudi Arabian Oil Co.	4.375%	4/16/49	9,480	8,936
	Saudi Arabian Oil Co.	3.250%	11/24/50	6,408	5,018
[2]	Saudi Arabian Oil Co.	3.500%	11/24/70	5,000	3,801
	Saudi Arabian Oil Co.	3.500%	11/24/70	1,900	1,451
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	4,250	4,297
					64,531
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	6,475	6,377
[2]	DP World Ltd.	6.850%	7/2/37	4,340	4,923
	DP World Ltd.	5.625%	9/25/48	675	677
	DP World Salaam	6.000%	12/31/99	4,500	4,557
[2]	MDGH GMTN RSC Ltd.	3.700%	11/7/49	1,000	916
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	3,403	3,113
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	6,400	6,078
					26,641
Total Corporate Bonds (Cost $505,777)					443,623
Sovereign Bonds (83.2%)
Angola (0.9%)
	Republic of Angola	8.250%	5/9/28	7,750	7,462
	Republic of Angola	8.000%	11/26/29	5,223	4,886
[2]	Republic of Angola	8.750%	4/14/32	5,135	4,864
	Republic of Angola	9.375%	5/8/48	5,800	5,236
	Republic of Angola	9.125%	11/26/49	2,850	2,529
[2]	Republic of Angola	9.125%	11/26/49	600	530
					25,507
Argentina (2.2%)
[5]	Provincia de Buenos Aires, 5.2500% coupon rate effective 9/1/22	3.900%	9/1/37	18,450	7,598
	Republic of Argentina	1.000%	7/9/29	7,876	2,536
[5]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	48,077	15,151
[5]	Republic of Argentina, 1.500% coupon rate effective 7/9/22	1.125%	7/9/35	61,304	17,464
[5]	Republic of Argentina, 1.500% coupon rate effective 7/9/22	1.125%	7/9/46	6,249	1,810
[5]	Republic of Argentina, 3.500% coupon rate effective 7/9/22	2.500%	7/9/41	31,214	10,451
[5]	Republic of Argentina, 3.875% coupon rate effective 7/9/22	2.000%	1/9/38	34,141	12,270
					67,280
Armenia (0.1%)
	Republic of Armenia	7.150%	3/26/25	1,500	1,475
	Republic of Armenia	3.950%	9/26/29	1,650	1,326
[2]	Republic of Armenia	3.600%	2/2/31	1,150	859
	Republic of Armenia	3.600%	2/2/31	850	631
					4,291
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	3,750	3,748
[3]	Republic of Azerbaijan	3.500%	9/1/32	3,150	2,778
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Republic of Azerbaijan	3.500%	9/1/32	300	264
					6,790
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	619
[3]	Commonwealth of Bahamas	6.000%	11/21/28	700	509
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,323
[3]	Commonwealth of Bahamas	8.950%	10/15/32	1,200	908
					3,359
Bahrain (2.0%)
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	3,800	3,861
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,400	2,442
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	3,100	3,333
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	2,858	2,970
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	2,456	2,441
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	2,600	2,508
[2]	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	1,500	1,400
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	200	186
	Kingdom of Bahrain	6.125%	8/1/23	4,202	4,299
	Kingdom of Bahrain	7.000%	1/26/26	4,150	4,416
	Kingdom of Bahrain	4.250%	1/25/28	900	839
	Kingdom of Bahrain	7.000%	10/12/28	4,900	5,133
	Kingdom of Bahrain	6.750%	9/20/29	4,100	4,143
	Kingdom of Bahrain	7.375%	5/14/30	3,650	3,788
	Kingdom of Bahrain	5.625%	9/30/31	2,970	2,733
	Kingdom of Bahrain	5.450%	9/16/32	3,900	3,503
	Kingdom of Bahrain	5.250%	1/25/33	1,800	1,576
[2]	Kingdom of Bahrain	5.625%	5/18/34	2,400	2,155
	Kingdom of Bahrain	5.625%	5/18/34	400	358
	Kingdom of Bahrain	6.000%	9/19/44	4,000	3,291
	Kingdom of Bahrain	7.500%	9/20/47	2,800	2,594
	Kingdom of Bahrain	6.250%	1/25/51	1,600	1,317
					59,286
Belarus (0.0%)
	Republic of Belarus	5.875%	2/24/26	1,000	133
	Republic of Belarus	7.625%	6/29/27	1,600	208
	Republic of Belarus	6.200%	2/28/30	1,600	192
[2]	Republic of Belarus	6.378%	2/24/31	550	73
	Republic of Belarus	6.378%	2/24/31	2,200	274
					880
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	1,550	1,537
[2]	Government of Bermuda	4.750%	2/15/29	600	630
	Government of Bermuda	2.375%	8/20/30	1,200	1,060
[2]	Government of Bermuda	3.375%	8/20/50	1,000	818
	Government of Bermuda	3.375%	8/20/50	1,000	819
					4,864
Bolivia (0.2%)
[2,3]	Bolivian Government	4.500%	3/20/28	700	594
[3]	Bolivian Government	4.500%	3/20/28	2,706	2,296
[2]	Bolivian Government	7.500%	3/2/30	2,000	1,976
					4,866
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brazil (3.4%)
	Federative Republic of Brazil	8.875%	4/15/24	3,226	3,605
	Federative Republic of Brazil	4.250%	1/7/25	13,753	13,884
	Federative Republic of Brazil	8.750%	2/4/25	1,400	1,592
	Federative Republic of Brazil	2.875%	6/6/25	5,350	5,128
	Federative Republic of Brazil	6.000%	4/7/26	5,400	5,708
	Federative Republic of Brazil	10.125%	5/15/27	2,000	2,545
	Federative Republic of Brazil	4.625%	1/13/28	10,000	9,765
	Federative Republic of Brazil	4.500%	5/30/29	5,800	5,468
	Federative Republic of Brazil	3.875%	6/12/30	10,400	9,182
	Federative Republic of Brazil	3.750%	9/12/31	4,450	3,836
	Federative Republic of Brazil	8.250%	1/20/34	4,100	4,781
	Federative Republic of Brazil	7.125%	1/20/37	4,900	5,277
	Federative Republic of Brazil	5.625%	1/7/41	6,200	5,533
	Federative Republic of Brazil	5.000%	1/27/45	10,186	8,209
	Federative Republic of Brazil	5.625%	2/21/47	4,033	3,455
	Federative Republic of Brazil	4.750%	1/14/50	16,685	12,661
					100,629
Chile (2.1%)
	Republic of Chile	3.125%	1/21/26	2,000	1,958
	Republic of Chile	2.750%	1/31/27	4,600	4,355
	Republic of Chile	3.240%	2/6/28	5,940	5,680
	Republic of Chile	2.450%	1/31/31	4,650	4,056
	Republic of Chile	2.550%	7/27/33	7,400	6,190
	Republic of Chile	3.500%	1/31/34	8,600	7,825
	Republic of Chile	3.100%	5/7/41	8,050	6,297
	Republic of Chile	4.340%	3/7/42	5,750	5,269
	Republic of Chile	3.860%	6/21/47	3,925	3,400
	Republic of Chile	3.500%	1/25/50	6,600	5,238
	Republic of Chile	4.000%	1/31/52	2,850	2,438
	Republic of Chile	3.500%	4/15/53	4,350	3,375
	Republic of Chile	3.100%	1/22/61	5,850	4,064
	Republic of Chile	3.250%	9/21/71	3,100	2,119
					62,264
China (1.7%)
	China Government Bond	3.250%	10/19/23	4,525	4,560
	China Government Bond	0.400%	10/21/23	3,900	3,772
	China Government Bond	1.950%	12/3/24	6,200	6,057
	China Government Bond	0.550%	10/21/25	7,000	6,465
	China Government Bond	2.625%	11/2/27	3,651	3,552
	China Government Bond	3.500%	10/19/28	2,300	2,345
	China Government Bond	2.125%	12/3/29	8,600	8,078
	China Government Bond	1.200%	10/21/30	4,550	3,920
	China Government Bond	1.750%	10/26/31	1,600	1,428
	China Government Bond	2.750%	12/3/39	1,725	1,504
	China Government Bond	4.000%	10/19/48	1,400	1,450
[2]	China Government Bond	2.250%	10/21/50	800	591
	China Government Bond	2.250%	10/21/50	800	588
[2]	China Government Bond	2.500%	10/26/51	2,925	2,272
	China Government Bond	2.500%	10/26/51	200	155
	Export-Import Bank of China	3.625%	7/31/24	4,572	4,630
					51,367
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colombia (2.6%)
	Republic of Colombia	4.000%	2/26/24	4,545	4,475
	Republic of Colombia	8.125%	5/21/24	3,005	3,178
	Republic of Colombia	4.500%	1/28/26	4,467	4,292
	Republic of Colombia	3.875%	4/25/27	5,800	5,290
	Republic of Colombia	4.500%	3/15/29	6,000	5,433
	Republic of Colombia	3.000%	1/30/30	4,575	3,660
	Republic of Colombia	3.125%	4/15/31	7,580	5,926
	Republic of Colombia	3.250%	4/22/32	5,900	4,546
	Republic of Colombia	7.375%	9/18/37	2,812	2,910
	Republic of Colombia	6.125%	1/18/41	10,200	9,002
	Republic of Colombia	4.125%	2/22/42	2,850	1,997
	Republic of Colombia	5.625%	2/26/44	7,475	6,061
	Republic of Colombia	5.000%	6/15/45	13,375	10,014
	Republic of Colombia	5.200%	5/15/49	8,220	6,205
	Republic of Colombia	4.125%	5/15/51	5,700	3,824
	Republic of Colombia	3.875%	2/15/61	2,550	1,636
					78,449
Costa Rica (0.4%)
	Republic of Costa Rica	4.375%	4/30/25	1,400	1,400
	Republic of Costa Rica	6.125%	2/19/31	3,625	3,594
	Republic of Costa Rica	5.625%	4/30/43	1,500	1,273
	Republic of Costa Rica	7.000%	4/4/44	3,130	2,991
	Republic of Costa Rica	7.158%	3/12/45	3,801	3,683
					12,941
Croatia (0.2%)
	Republic of Croatia	6.000%	1/26/24	5,225	5,429
Dominican Republic (2.3%)
	Dominican Republic	5.500%	1/27/25	4,300	4,411
	Dominican Republic	6.875%	1/29/26	4,795	5,041
	Dominican Republic	5.950%	1/25/27	5,350	5,365
	Dominican Republic	6.000%	7/19/28	4,069	4,019
[2]	Dominican Republic	5.500%	2/22/29	5,150	4,802
	Dominican Republic	4.500%	1/30/30	5,606	4,831
[2]	Dominican Republic	4.875%	9/23/32	1,150	966
	Dominican Republic	4.875%	9/23/32	9,100	7,643
[2]	Dominican Republic	6.000%	2/22/33	4,050	3,672
[2]	Dominican Republic	5.300%	1/21/41	700	553
	Dominican Republic	5.300%	1/21/41	3,850	3,046
	Dominican Republic	7.450%	4/30/44	4,900	4,747
	Dominican Republic	6.850%	1/27/45	5,894	5,314
	Dominican Republic	6.500%	2/15/48	3,100	2,672
	Dominican Republic	6.400%	6/5/49	4,550	3,865
[2]	Dominican Republic	5.875%	1/30/60	500	379
	Dominican Republic	5.875%	1/30/60	8,827	6,690
					68,016
Ecuador (1.1%)
[2,3]	Republic of Ecuador	0.000%	7/31/30	300	164
[3]	Republic of Ecuador	0.000%	7/31/30	2,730	1,490
[2,5]	Republic of Ecuador, 1.500% coupon rate effective 7/31/2022	0.500%	7/31/40	5,658	3,082
[5]	Republic of Ecuador, 1.500% coupon rate effective 7/31/2022	0.500%	7/31/40	4,475	2,438
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Republic of Ecuador, 2.500% coupon rate effective 7/31/2022	1.000%	7/31/35	10,051	6,327
[5]	Republic of Ecuador, 2.500% coupon rate effective 7/31/22	1.000%	7/31/35	15,230	9,586
[2,5]	Republic of Ecuador, 5.500% coupon rate effective 7/31/22	5.000%	7/31/30	2,060	1,673
[5]	Republic of Ecuador, 5.500% coupon rate effective 7/31/22	5.000%	7/31/30	8,945	7,266
					32,026
Egypt (2.2%)
	Arab Republic of Egypt	4.550%	11/20/23	1,478	1,407
	Arab Republic of Egypt	6.200%	3/1/24	2,200	2,101
	Arab Republic of Egypt	5.750%	5/29/24	3,720	3,470
	Arab Republic of Egypt	5.875%	6/11/25	4,475	4,041
	Arab Republic of Egypt	5.250%	10/6/25	2,350	2,082
[2]	Arab Republic of Egypt	3.875%	2/16/26	1,100	893
	Arab Republic of Egypt	3.875%	2/16/26	800	650
	Arab Republic of Egypt	7.500%	1/31/27	6,200	5,475
[2]	Arab Republic of Egypt	5.800%	9/30/27	1,575	1,293
	Arab Republic of Egypt	5.800%	9/30/27	400	327
	Arab Republic of Egypt	6.588%	2/21/28	5,325	4,428
	Arab Republic of Egypt	7.600%	3/1/29	5,200	4,425
	Arab Republic of Egypt	5.875%	2/16/31	4,350	3,181
	Arab Republic of Egypt	7.053%	1/15/32	5,100	3,935
	Arab Republic of Egypt	7.625%	5/29/32	2,644	2,061
[2]	Arab Republic of Egypt	7.300%	9/30/33	2,900	2,168
	Arab Republic of Egypt	7.300%	9/30/33	300	225
	Arab Republic of Egypt	6.875%	4/30/40	900	633
	Arab Republic of Egypt	8.500%	1/31/47	8,080	5,874
	Arab Republic of Egypt	7.903%	2/21/48	4,700	3,208
	Arab Republic of Egypt	8.700%	3/1/49	5,150	3,734
	Arab Republic of Egypt	8.875%	5/29/50	5,640	4,140
[2]	Arab Republic of Egypt	8.750%	9/30/51	1,750	1,282
	Arab Republic of Egypt	8.150%	11/20/59	1,550	1,073
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,600	2,401
	Arab Republic of Egypt	7.500%	2/16/61	1,000	665
					65,172
El Salvador (0.3%)
	Republic of El Salvador	5.875%	1/30/25	2,568	1,221
	Republic of El Salvador	6.375%	1/18/27	2,362	978
	Republic of El Salvador	8.625%	2/28/29	1,625	651
	Republic of El Salvador	8.250%	4/10/32	1,332	555
	Republic of El Salvador	7.650%	6/15/35	3,150	1,220
	Republic of El Salvador	7.625%	2/1/41	1,918	727
[2]	Republic of El Salvador	7.125%	1/20/50	350	129
	Republic of El Salvador	7.125%	1/20/50	2,800	1,025
[2]	Republic of El Salvador	9.500%	7/15/52	750	302
	Republic of El Salvador	9.500%	7/15/52	2,300	932
					7,740
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	2,850	1,979
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	1,800	1,793
[3]	Republic of Gabon	6.625%	2/6/31	2,000	1,809
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Republic of Gabon	6.625%	2/6/31	900	812
[2]	Republic of Gabon	7.000%	11/24/31	2,325	2,102
	Republic of Gabon	7.000%	11/24/31	400	363
					6,879
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	750	644
	Republic of Georgia	2.750%	4/22/26	800	686
					1,330
Ghana (0.8%)
[3]	Republic of Ghana	8.125%	1/18/26	4,045	3,117
[3]	Republic of Ghana	6.375%	2/11/27	4,106	2,793
[3]	Republic of Ghana	7.875%	3/26/27	2,130	1,492
[3]	Republic of Ghana	7.750%	4/7/29	800	509
[3]	Republic of Ghana	7.625%	5/16/29	4,500	2,842
[3]	Republic of Ghana	10.750%	10/14/30	3,100	3,069
[3]	Republic of Ghana	8.125%	3/26/32	4,100	2,516
	Republic of Ghana	8.625%	4/7/34	2,700	1,635
[3]	Republic of Ghana	7.875%	2/11/35	2,700	1,589
[2]	Republic of Ghana	8.875%	5/7/42	800	472
	Republic of Ghana	8.875%	5/7/42	200	118
[3]	Republic of Ghana	8.627%	6/16/49	3,250	1,883
[3]	Republic of Ghana	8.950%	3/26/51	2,925	1,707
[2,3]	Republic of Ghana	8.750%	3/11/61	600	345
[3]	Republic of Ghana	8.750%	3/11/61	2,250	1,309
					25,396
Guatemala (0.5%)
	Republic of Guatemala	4.500%	5/3/26	2,050	2,029
	Republic of Guatemala	4.375%	6/5/27	1,400	1,379
	Republic of Guatemala	4.875%	2/13/28	2,000	1,994
[3]	Republic of Guatemala	4.900%	6/1/30	1,600	1,570
	Republic of Guatemala	5.375%	4/24/32	2,000	2,009
[2]	Republic of Guatemala	3.700%	10/7/33	1,100	948
[2]	Republic of Guatemala	4.650%	10/7/41	1,300	1,115
	Republic of Guatemala	4.650%	10/7/41	200	171
[3]	Republic of Guatemala	6.125%	6/1/50	4,200	4,016
					15,231
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	2,020	1,767
[2]	Republic of Honduras	5.625%	6/24/30	650	510
	Republic of Honduras	5.625%	6/24/30	1,150	902
					3,179
Hungary (0.8%)
	Republic of Hungary	5.750%	11/22/23	4,940	5,107
	Republic of Hungary	5.375%	3/25/24	5,493	5,669
[2]	Republic of Hungary	2.125%	9/22/31	5,900	4,732
	Republic of Hungary	2.125%	9/22/31	1,150	922
	Republic of Hungary	7.625%	3/29/41	3,670	4,618
[2]	Republic of Hungary	3.125%	9/21/51	4,900	3,388
	Republic of Hungary	3.125%	9/21/51	1,000	689
					25,125
Indonesia (6.3%)
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,050	2,091
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	4,800	4,908
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	6,369	6,535
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	1,550	1,505
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	5,520	5,666
[2]	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	3,150	2,899
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	675	621
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	5,964	6,053
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	4,690	4,807
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	3,285	3,383
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,350	3,091
[2]	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	1,900	1,707
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	1,200	1,078
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,300	1,995
[2]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	1,800	1,503
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	400	334
	Republic of Indonesia	5.875%	1/15/24	6,850	7,141
	Republic of Indonesia	4.125%	1/15/25	5,900	5,970
	Republic of Indonesia	4.750%	1/8/26	6,600	6,815
	Republic of Indonesia	4.350%	1/8/27	4,150	4,247
	Republic of Indonesia	3.850%	7/18/27	2,950	2,960
	Republic of Indonesia	3.500%	1/11/28	3,636	3,557
	Republic of Indonesia	4.100%	4/24/28	3,000	3,024
	Republic of Indonesia	4.750%	2/11/29	3,958	4,126
	Republic of Indonesia	3.400%	9/18/29	2,250	2,168
	Republic of Indonesia	2.850%	2/14/30	3,800	3,528
	Republic of Indonesia	3.850%	10/15/30	4,850	4,789
	Republic of Indonesia	1.850%	3/12/31	3,450	2,927
	Republic of Indonesia	2.150%	7/28/31	3,525	3,043
	Republic of Indonesia	3.550%	3/31/32	3,250	3,074
	Republic of Indonesia	8.500%	10/12/35	4,800	6,418
	Republic of Indonesia	6.625%	2/17/37	4,387	5,029
	Republic of Indonesia	7.750%	1/17/38	6,050	7,644
	Republic of Indonesia	5.250%	1/17/42	6,625	6,657
	Republic of Indonesia	4.625%	4/15/43	4,360	4,097
	Republic of Indonesia	6.750%	1/15/44	5,930	7,086
	Republic of Indonesia	5.125%	1/15/45	5,901	5,834
	Republic of Indonesia	5.950%	1/8/46	3,891	4,292
	Republic of Indonesia	5.250%	1/8/47	4,450	4,511
	Republic of Indonesia	4.750%	7/18/47	3,000	2,866
	Republic of Indonesia	4.350%	1/11/48	5,300	4,842
	Republic of Indonesia	5.350%	2/11/49	2,873	2,967
	Republic of Indonesia	3.700%	10/30/49	2,900	2,431
	Republic of Indonesia	3.500%	2/14/50	2,300	1,883
	Republic of Indonesia	4.200%	10/15/50	4,950	4,432
	Republic of Indonesia	3.050%	3/12/51	5,900	4,669
	Republic of Indonesia	4.300%	3/31/52	2,400	2,184
	Republic of Indonesia	3.200%	9/23/61	1,900	1,372
	Republic of Indonesia	4.450%	4/15/70	3,000	2,702
	Republic of Indonesia	3.350%	3/12/71	2,400	1,715
					189,176
Iraq (0.2%)
[3]	Republic of Iraq	5.800%	1/15/28	5,959	5,732
Ivory Coast (0.3%)
[3]	Ivory Coast	6.375%	3/3/28	2,350	2,338
	Ivory Coast	5.750%	12/31/32	1,790	1,705
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ivory Coast	6.125%	6/15/33	3,900	3,554
					7,597
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	4,200	4,529
[3]	Jamaica	8.000%	3/15/39	3,700	4,612
	Jamaica	7.875%	7/28/45	5,400	6,636
					15,777
Jordan (0.4%)
	Kingdom of Jordan	4.950%	7/7/25	800	764
	Kingdom of Jordan	6.125%	1/29/26	3,500	3,378
	Kingdom of Jordan	5.750%	1/31/27	3,000	2,825
[2]	Kingdom of Jordan	5.850%	7/7/30	1,000	883
	Kingdom of Jordan	5.850%	7/7/30	2,811	2,474
	Kingdom of Jordan	7.375%	10/10/47	3,050	2,631
					12,955
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	4,370	4,427
	Republic of Kazakhstan	5.125%	7/21/25	7,500	7,825
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,792
	Republic of Kazakhstan	6.500%	7/21/45	4,430	5,009
					20,053
Kenya (0.6%)
	Republic of Kenya	6.875%	6/24/24	6,000	5,790
	Republic of Kenya	7.000%	5/22/27	2,475	2,203
	Republic of Kenya	7.250%	2/28/28	3,200	2,815
	Republic of Kenya	8.000%	5/22/32	3,800	3,257
[2]	Republic of Kenya	6.300%	1/23/34	2,400	1,807
	Republic of Kenya	6.300%	1/23/34	350	267
	Republic of Kenya	8.250%	2/28/48	3,025	2,315
					18,454
Kuwait (0.5%)
	Kuwait	3.500%	3/20/27	13,425	13,530
Lebanon (0.1%)
[6]	Lebanon Republic	6.650%	4/22/24	2,250	248
[6]	Lebanon Republic	6.200%	2/26/25	3,548	393
[6]	Lebanon Republic	6.600%	11/27/26	6,047	697
[6]	Lebanon Republic	6.850%	3/23/27	4,335	505
[6]	Lebanon Republic	6.750%	11/29/27	4,009	449
[6]	Lebanon Republic	6.650%	11/3/28	3,217	361
[6]	Lebanon Republic	6.850%	5/25/29	3,552	392
[6]	Lebanon Republic	6.650%	2/26/30	4,520	507
[6]	Lebanon Republic	7.000%	3/23/32	4,315	513
[6]	Lebanon Republic	7.250%	3/23/37	2,405	271
					4,336
Malaysia (0.4%)
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,850	2,834
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	1,750	1,567
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	1,625	1,695
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	1,200	1,006
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,000	2,991
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	1,550	1,576
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	500	446
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	250	211
					12,326
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,288
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	200	188
					1,476
Mexico (5.5%)
	United Mexican States	3.600%	1/30/25	5,000	4,989
	United Mexican States	3.900%	4/27/25	2,700	2,707
	United Mexican States	4.125%	1/21/26	6,162	6,195
	United Mexican States	4.150%	3/28/27	6,870	6,886
	United Mexican States	3.750%	1/11/28	5,500	5,307
	United Mexican States	4.500%	4/22/29	9,136	9,042
	United Mexican States	3.250%	4/16/30	6,725	6,041
	United Mexican States	2.659%	5/24/31	9,807	8,219
	United Mexican States	8.300%	8/15/31	3,450	4,429
	United Mexican States	4.750%	4/27/32	7,265	7,113
	United Mexican States	7.500%	4/8/33	2,310	2,817
	United Mexican States	3.500%	2/12/34	12,347	10,443
	United Mexican States	6.750%	9/27/34	2,029	2,326
	United Mexican States	6.050%	1/11/40	8,799	9,099
	United Mexican States	4.280%	8/14/41	10,970	9,155
	United Mexican States	4.750%	3/8/44	10,956	9,668
	United Mexican States	5.550%	1/21/45	8,359	8,133
	United Mexican States	4.600%	1/23/46	7,000	5,934
	United Mexican States	4.350%	1/15/47	4,376	3,554
	United Mexican States	4.600%	2/10/48	6,023	5,074
	United Mexican States	4.500%	1/31/50	6,899	5,726
	United Mexican States	5.000%	4/27/51	7,475	6,679
	United Mexican States	4.400%	2/12/52	7,450	5,962
	United Mexican States	3.771%	5/24/61	9,503	6,590
	United Mexican States	3.750%	4/19/71	9,200	6,279
	United Mexican States	5.750%	10/12/10	8,130	7,334
					165,701
Mongolia (0.3%)
	Mongolia	5.625%	5/1/23	1,200	1,192
	Mongolia	8.750%	3/9/24	2,100	2,156
[2]	Mongolia	5.125%	4/7/26	848	795
	Mongolia	5.125%	4/7/26	1,000	939
[2]	Mongolia	3.500%	7/7/27	1,100	952
	Mongolia	3.500%	7/7/27	400	346
[2]	Mongolia	4.450%	7/7/31	1,300	1,119
	Mongolia	4.450%	7/7/31	200	172
					7,671
Morocco (0.3%)
	Kingdom of Morocco	2.375%	12/15/27	2,200	1,899
	Kingdom of Morocco	3.000%	12/15/32	3,100	2,451
	Kingdom of Morocco	5.500%	12/11/42	2,240	1,955
[2]	Kingdom of Morocco	4.000%	12/15/50	2,250	1,544
	Kingdom of Morocco	4.000%	12/15/50	1,250	866
					8,715
Mozambique (0.1%)
[5]	Republic of Mozambique, 9.000% coupon rate effective 9/15/23	5.000%	9/15/31	2,600	2,258
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Namibia (0.1%)
	Repubilc of Namibia	5.250%	10/29/25	2,300	2,215
Nigeria (1.3%)
	Republic of Nigeria	6.375%	7/12/23	1,200	1,200
	Republic of Nigeria	7.625%	11/21/25	3,500	3,488
	Republic of Nigeria	6.500%	11/28/27	4,750	4,228
[2]	Republic of Nigeria	6.125%	9/28/28	3,400	2,906
	Republic of Nigeria	6.125%	9/28/28	350	301
[2]	Republic of Nigeria	8.375%	3/24/29	3,800	3,548
	Republic of Nigeria	7.143%	2/23/30	3,800	3,257
	Republic of Nigeria	8.747%	1/21/31	2,900	2,612
	Republic of Nigeria	7.875%	2/16/32	4,550	3,791
[2]	Republic of Nigeria	7.375%	9/28/33	3,100	2,482
	Republic of Nigeria	7.375%	9/28/33	1,200	955
	Republic of Nigeria	7.696%	2/23/38	3,767	2,841
	Republic of Nigeria	7.625%	11/28/47	4,400	3,137
	Republic of Nigeria	9.248%	1/21/49	2,300	1,933
[2]	Republic of Nigeria	8.250%	9/28/51	3,350	2,542
	Republic of Nigeria	8.250%	9/28/51	400	304
					39,525
Oman (2.6%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	6,075	6,087
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	4,656	4,881
[2]	Oman Sovereign Sukuk Co.	4.875%	6/15/30	4,700	4,769
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	200	203
	Sultanate of Oman	4.875%	2/1/25	3,744	3,753
	Sultanate of Oman	4.750%	6/15/26	7,575	7,432
	Sultanate of Oman	5.375%	3/8/27	5,900	5,891
	Sultanate of Oman	6.750%	10/28/27	4,240	4,467
	Sultanate of Oman	5.625%	1/17/28	7,900	7,906
	Sultanate of Oman	6.000%	8/1/29	6,472	6,539
[2]	Sultanate of Oman	6.250%	1/25/31	1,000	1,017
	Sultanate of Oman	6.250%	1/25/31	4,300	4,373
	Sultanate of Oman	7.375%	10/28/32	2,937	3,219
	Sultanate of Oman	6.500%	3/8/47	5,915	5,402
	Sultanate of Oman	6.750%	1/17/48	8,150	7,626
[2]	Sultanate of Oman	7.000%	1/25/51	2,100	2,018
	Sultanate of Oman	7.000%	1/25/51	1,000	959
					76,542
Pakistan (0.6%)
	Islamic Republic of Pakistan	8.250%	4/15/24	3,000	2,687
	Islamic Republic of Pakistan	8.250%	9/30/25	1,650	1,402
[2]	Islamic Republic of Pakistan	6.000%	4/8/26	400	327
	Islamic Republic of Pakistan	6.000%	4/8/26	3,250	2,658
	Islamic Republic of Pakistan	6.875%	12/5/27	4,900	4,005
[2]	Islamic Republic of Pakistan	7.375%	4/8/31	2,000	1,543
	Islamic Republic of Pakistan	7.375%	4/8/31	2,400	1,848
[4]	Islamic Republic of Pakistan	8.875%	4/8/51	2,370	1,703
[2]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	2,500	2,377
					18,550
Panama (2.3%)
	Republic of Panama	4.000%	9/22/24	2,600	2,619
	Republic of Panama	3.750%	3/16/25	3,659	3,649
	Republic of Panama	7.125%	1/29/26	2,875	3,178
15

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Panama	8.875%	9/30/27	2,900	3,531
	Republic of Panama	3.875%	3/17/28	3,733	3,618
	Republic of Panama	9.375%	4/1/29	2,850	3,627
	Republic of Panama	3.160%	1/23/30	4,500	4,092
	Republic of Panama	2.252%	9/29/32	7,500	6,020
	Republic of Panama	3.298%	1/19/33	3,050	2,672
[3]	Republic of Panama	6.700%	1/26/36	6,050	6,808
[3]	Republic of Panama	4.500%	5/15/47	3,500	3,059
[3]	Republic of Panama	4.500%	4/16/50	7,475	6,444
[3]	Republic of Panama	4.300%	4/29/53	5,150	4,299
	Republic of Panama	4.500%	4/1/56	7,475	6,353
[3]	Republic of Panama	3.870%	7/23/60	8,950	6,693
	Republic of Panama	4.500%	1/19/63	4,450	3,687
					70,349
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	1,400	1,210
Paraguay (0.5%)
	Republic of Paraguay	5.000%	4/15/26	1,500	1,518
	Republic of Paraguay	4.700%	3/27/27	1,600	1,595
[3]	Republic of Paraguay	4.950%	4/28/31	3,197	3,132
[2]	Republic of Paraguay	2.739%	1/29/33	608	495
	Republic of Paraguay	2.739%	1/29/33	1,200	967
[2]	Republic of Paraguay	3.849%	6/28/33	1,095	969
	Republic of Paraguay	3.849%	6/28/33	200	178
	Republic of Paraguay	6.100%	8/11/44	3,200	3,165
	Republic of Paraguay	5.600%	3/13/48	1,650	1,494
[3]	Republic of Paraguay	5.400%	3/30/50	3,350	2,969
					16,482
Peru (2.2%)
	Republic of Peru	7.350%	7/21/25	4,509	4,932
	Republic of Peru	2.392%	1/23/26	4,500	4,212
	Republic of Peru	4.125%	8/25/27	2,997	2,978
	Republic of Peru	2.783%	1/23/31	13,200	11,431
	Republic of Peru	1.862%	12/1/32	2,900	2,252
	Republic of Peru	8.750%	11/21/33	6,466	8,577
	Republic of Peru	3.000%	1/15/34	7,900	6,587
[3]	Republic of Peru	6.550%	3/14/37	3,146	3,618
	Republic of Peru	3.300%	3/11/41	4,100	3,218
	Republic of Peru	5.625%	11/18/50	6,758	7,385
	Republic of Peru	3.550%	3/10/51	5,350	4,168
	Republic of Peru	2.780%	12/1/60	5,775	3,751
	Republic of Peru	3.600%	1/15/72	3,100	2,199
	Republic of Peru	3.230%	7/28/21	3,027	1,924
					67,232
Philippines (3.2%)
	Republic of Philippines	4.200%	1/21/24	4,314	4,375
[3]	Republic of Philippines	7.500%	9/25/24	1,150	1,204
	Republic of Philippines	10.625%	3/16/25	4,450	5,307
	Republic of Philippines	5.500%	3/30/26	3,100	3,283
	Republic of Philippines	3.229%	3/29/27	1,700	1,654
	Republic of Philippines	3.000%	2/1/28	6,050	5,798
	Republic of Philippines	3.750%	1/14/29	4,600	4,525
	Republic of Philippines	9.500%	2/2/30	6,035	8,076
	Republic of Philippines	2.457%	5/5/30	2,975	2,646
16

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	7.750%	1/14/31	5,554	6,909
	Republic of Philippines	1.648%	6/10/31	3,150	2,599
	Republic of Philippines	1.950%	1/6/32	2,300	1,927
	Republic of Philippines	6.375%	1/15/32	3,100	3,577
	Republic of Philippines	3.556%	9/29/32	2,300	2,184
	Republic of Philippines	6.375%	10/23/34	5,735	6,645
	Republic of Philippines	5.000%	1/13/37	4,005	4,118
	Republic of Philippines	3.950%	1/20/40	5,900	5,299
	Republic of Philippines	3.700%	3/1/41	6,100	5,298
	Republic of Philippines	3.700%	2/2/42	5,970	5,172
	Republic of Philippines	2.950%	5/5/45	3,900	2,937
	Republic of Philippines	2.650%	12/10/45	4,400	3,159
	Republic of Philippines	3.200%	7/6/46	6,675	5,214
	Republic of Philippines	4.200%	3/29/47	2,950	2,719
					94,625
Poland (0.4%)
	Republic of Poland	3.000%	3/17/23	830	830
[7]	Republic of Poland	4.000%	1/22/24	5,933	5,996
	Republic of Poland	3.250%	4/6/26	5,175	5,131
					11,957
Qatar (4.2%)
	State of Qatar	3.375%	3/14/24	6,439	6,469
	State of Qatar	3.400%	4/16/25	6,017	6,032
	State of Qatar	3.250%	6/2/26	10,350	10,288
	State of Qatar	4.500%	4/23/28	8,950	9,419
	State of Qatar	4.000%	3/14/29	11,800	12,092
	State of Qatar	3.750%	4/16/30	9,815	9,902
[2]	State of Qatar	9.750%	6/15/30	3,328	4,734
[2]	State of Qatar	6.400%	1/20/40	2,970	3,704
[2]	State of Qatar	5.750%	1/20/42	3,000	3,539
	State of Qatar	4.625%	6/2/46	6,100	6,371
	State of Qatar	5.103%	4/23/48	17,900	19,885
	State of Qatar	4.817%	3/14/49	17,925	19,229
	State of Qatar	4.400%	4/16/50	14,900	15,066
					126,730
Romania (0.9%)
	Romania	4.375%	8/22/23	3,800	3,848
	Romania	4.875%	1/22/24	2,870	2,936
[2]	Romania	3.000%	2/27/27	3,600	3,348
[2]	Romania	3.000%	2/14/31	1,300	1,108
	Romania	3.000%	2/14/31	2,600	2,220
[2]	Romania	3.625%	3/27/32	3,150	2,710
	Romania	6.125%	1/22/44	3,300	3,403
	Romania	5.125%	6/15/48	3,628	3,304
[2]	Romania	4.000%	2/14/51	2,000	1,511
	Romania	4.000%	2/14/51	3,694	2,811
					27,199
Rwanda (0.1%)
[2]	Republic of Rwanda	5.500%	8/9/31	1,700	1,507
	Republic of Rwanda	5.500%	8/9/31	200	178
					1,685
Saudi Arabia (6.7%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,300	13,518
	Kingdom of Saudi Arabia	2.900%	10/22/25	7,500	7,386
17

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Saudi Arabia	3.250%	10/26/26	15,900	15,818
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,000	3,848
	Kingdom of Saudi Arabia	3.625%	3/4/28	14,932	14,919
	Kingdom of Saudi Arabia	4.375%	4/16/29	12,200	12,692
	Kingdom of Saudi Arabia	4.500%	4/17/30	9,250	9,673
	Kingdom of Saudi Arabia	3.250%	10/22/30	5,194	5,014
	Kingdom of Saudi Arabia	2.750%	2/3/32	3,100	2,852
	Kingdom of Saudi Arabia	2.250%	2/2/33	8,700	7,523
	Kingdom of Saudi Arabia	4.500%	10/26/46	19,200	18,350
	Kingdom of Saudi Arabia	4.625%	10/4/47	13,418	13,062
	Kingdom of Saudi Arabia	5.000%	4/17/49	11,925	12,327
	Kingdom of Saudi Arabia	5.250%	1/16/50	10,192	10,995
[2]	Kingdom of Saudi Arabia	3.250%	11/17/51	1,000	803
	Kingdom of Saudi Arabia	3.250%	11/17/51	1,150	919
	Kingdom of Saudi Arabia	3.750%	1/21/55	8,748	7,610
	Kingdom of Saudi Arabia	4.500%	4/22/60	8,750	8,608
	Kingdom of Saudi Arabia	3.450%	2/2/61	6,500	5,186
	KSA Sukuk Ltd.	3.628%	4/20/27	13,700	13,771
	KSA Sukuk Ltd.	4.303%	1/19/29	6,300	6,520
	KSA Sukuk Ltd.	2.969%	10/29/29	7,620	7,291
	KSA Sukuk Ltd.	2.250%	5/17/31	4,300	3,836
					202,521
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	3,100	2,770
[3]	Republic of Senegal	6.750%	3/13/48	3,200	2,526
					5,296
Serbia (0.1%)
	Republic of Serbia	2.125%	12/1/30	3,250	2,425
South Africa (2.0%)
	Republic of South Africa	4.665%	1/17/24	4,500	4,518
	Republic of South Africa	5.875%	9/16/25	6,000	6,189
	Republic of South Africa	4.875%	4/14/26	3,850	3,796
	Republic of South Africa	4.850%	9/27/27	3,000	2,867
	Republic of South Africa	4.300%	10/12/28	6,050	5,511
	Republic of South Africa	4.850%	9/30/29	5,860	5,385
	Republic of South Africa	5.875%	6/22/30	4,300	4,210
	Republic of South Africa	5.875%	4/20/32	4,200	3,984
	Republic of South Africa	6.250%	3/8/41	2,200	1,996
	Republic of South Africa	5.375%	7/24/44	2,950	2,351
	Republic of South Africa	5.000%	10/12/46	2,950	2,223
	Republic of South Africa	5.650%	9/27/47	4,475	3,530
	Republic of South Africa	6.300%	6/22/48	1,800	1,538
	Republic of South Africa	5.750%	9/30/49	8,950	7,072
	Republic of South Africa	7.300%	4/20/52	4,800	4,471
					59,641
Sri Lanka (0.4%)
[6]	Republic of Sri Lanka	6.850%	3/14/24	3,150	1,352
[6]	Republic of Sri Lanka	6.350%	6/28/24	1,400	601
[6]	Republic of Sri Lanka	6.125%	6/3/25	1,950	880
[6]	Republic of Sri Lanka	6.850%	11/3/25	4,600	1,984
[6]	Republic of Sri Lanka	6.825%	7/18/26	2,950	1,285
[6]	Republic of Sri Lanka	6.200%	5/11/27	4,450	1,904
[6]	Republic of Sri Lanka	6.750%	4/18/28	3,750	1,604
[6]	Republic of Sri Lanka	7.850%	3/14/29	4,080	1,748
18

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Republic of Sri Lanka	7.550%	3/28/30	4,375	1,868
					13,226
Suriname (0.0%)
[6]	Republic of Suriname	9.250%	10/26/26	1,500	1,239
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,375	1,020
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	1,300	1,304
[2]	Republic of Trinidad & Tobago	4.375%	1/16/24	200	201
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,800	2,780
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	850	808
	Republic of Trinidad & Tobago	4.500%	6/26/30	800	755
					5,848
Tunisia (0.1%)
	Tunisian Republic	5.750%	1/30/25	2,925	1,980
Turkey (6.4%)
	Hazine Mustesarligi Varlik Kiralama A/S	4.489%	11/25/24	3,078	2,969
[2]	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	3,300	3,099
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	4,200	3,945
[2]	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	9,000	9,026
	Republic of Turkey	7.250%	12/23/23	5,850	5,929
	Republic of Turkey	5.750%	3/22/24	7,400	7,239
	Republic of Turkey	6.350%	8/10/24	6,750	6,599
	Republic of Turkey	5.600%	11/14/24	7,500	7,171
	Republic of Turkey	7.375%	2/5/25	9,650	9,603
	Republic of Turkey	4.250%	3/13/25	5,850	5,382
	Republic of Turkey	6.375%	10/14/25	7,600	7,279
	Republic of Turkey	4.750%	1/26/26	6,150	5,540
	Republic of Turkey	4.875%	10/9/26	13,324	11,742
	Republic of Turkey	6.000%	3/25/27	9,662	8,790
	Republic of Turkey	8.600%	9/24/27	5,900	5,965
	Republic of Turkey	5.125%	2/17/28	6,325	5,405
	Republic of Turkey	6.125%	10/24/28	7,808	6,957
	Republic of Turkey	7.625%	4/26/29	9,025	8,605
	Republic of Turkey	11.875%	1/15/30	4,530	5,364
	Republic of Turkey	5.250%	3/13/30	5,948	4,870
	Republic of Turkey	5.950%	1/15/31	6,650	5,577
	Republic of Turkey	5.875%	6/26/31	5,150	4,270
	Republic of Turkey	6.500%	9/20/33	4,500	3,815
	Republic of Turkey	8.000%	2/14/34	4,171	4,056
	Republic of Turkey	6.875%	3/17/36	8,300	7,121
	Republic of Turkey	7.250%	3/5/38	2,925	2,586
	Republic of Turkey	6.750%	5/30/40	5,600	4,645
	Republic of Turkey	6.000%	1/14/41	8,665	6,516
	Republic of Turkey	4.875%	4/16/43	9,400	6,345
	Republic of Turkey	6.625%	2/17/45	8,950	7,088
	Republic of Turkey	5.750%	5/11/47	10,400	7,379
					190,877
Ukraine (0.5%)
	Ukraine	7.750%	9/1/23	4,100	1,670
	Ukraine	8.994%	2/1/24	2,350	839
	Ukraine	7.750%	9/1/24	4,010	1,369
	Ukraine	7.750%	9/1/25	3,950	1,320
19

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ukraine	7.750%	9/1/26	3,975	1,338
	Ukraine	7.750%	9/1/27	4,000	1,335
	Ukraine	9.750%	11/1/28	4,350	1,467
[2]	Ukraine	6.876%	5/21/29	2,250	707
	Ukraine	6.876%	5/21/29	3,650	1,172
[3]	Ukraine	7.375%	9/25/32	8,400	2,646
[2]	Ukraine	7.253%	3/15/33	2,050	650
	Ukraine	7.253%	3/15/33	5,650	1,812
					16,325
United Arab Emirates (5.3%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	4,630	4,937
[8]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,500	4,204
	Emirate of Abu Dhabi	0.750%	9/2/23	6,275	6,100
	Emirate of Abu Dhabi	2.125%	9/30/24	8,750	8,526
	Emirate of Abu Dhabi	2.500%	4/16/25	9,500	9,343
	Emirate of Abu Dhabi	3.125%	5/3/26	7,122	7,077
	Emirate of Abu Dhabi	3.125%	10/11/27	12,850	12,814
[2]	Emirate of Abu Dhabi	1.625%	6/2/28	600	541
	Emirate of Abu Dhabi	1.625%	6/2/28	3,712	3,357
	Emirate of Abu Dhabi	2.500%	9/30/29	9,350	8,797
	Emirate of Abu Dhabi	3.125%	4/16/30	9,100	8,834
	Emirate of Abu Dhabi	1.700%	3/2/31	5,250	4,519
[2]	Emirate of Abu Dhabi	1.875%	9/15/31	1,600	1,388
	Emirate of Abu Dhabi	1.875%	9/15/31	3,500	3,035
[2]	Emirate of Abu Dhabi	2.000%	10/19/31	2,700	2,392
[2]	Emirate of Abu Dhabi	2.875%	10/19/41	2,700	2,253
	Emirate of Abu Dhabi	2.875%	10/19/41	200	167
	Emirate of Abu Dhabi	4.125%	10/11/47	9,175	8,946
	Emirate of Abu Dhabi	3.125%	9/30/49	12,300	10,092
	Emirate of Abu Dhabi	3.875%	4/16/50	12,250	11,529
	Emirate of Abu Dhabi	3.000%	9/15/51	2,075	1,667
[2]	Emirate of Abu Dhabi	3.250%	10/19/61	5,300	4,340
	Emirate of Abu Dhabi	3.250%	10/19/61	650	533
	Emirate of Abu Dhabi	2.700%	9/2/70	4,600	3,250
	Emirate of Dubai	5.250%	1/30/43	3,100	3,011
	Emirate of Dubai	3.900%	9/9/50	3,817	2,994
	Finance Department Government of Sharjah	3.625%	3/10/33	2,400	2,105
	Finance Department Government of Sharjah	4.000%	7/28/50	3,398	2,530
	Finance Department Government of Sharjah	4.375%	3/10/51	1,200	942
	RAK Capital	3.094%	3/31/25	2,833	2,780
	Sharjah Sukuk Ltd.	3.764%	9/17/24	1,910	1,925
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,300	3,291
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,640	3,443
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	3,700	3,663
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	2,839	2,629
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	1,950	1,780
					159,734
Uruguay (1.5%)
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	2,864	2,918
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,166	4,254
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,100	7,288
[3]	Oriental Republic of Uruguay	7.875%	1/15/33	2,400	3,099
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	3,115	4,079
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	2,170	2,097
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	12,067	12,664
20

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	7,609	7,781
					44,180
Uzbekistan (0.2%)
	Republic of Uzbekistan	4.750%	2/20/24	1,445	1,422
	Republic of Uzbekistan	5.375%	2/20/29	1,475	1,411
	Republic of Uzbekistan	3.700%	11/25/30	2,550	2,086
[2]	Republic of Uzbekistan	3.900%	10/19/31	950	781
	Republic of Uzbekistan	3.900%	10/19/31	200	163
					5,863
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,000	3,073
Zambia (0.2%)
[6]	Republic of Zambia	8.500%	4/14/24	2,930	2,213
[6]	Republic of Zambia	8.970%	7/30/27	3,825	2,847
					5,060
Total Sovereign Bonds (Cost $2,942,419)					2,498,641
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[9]	Vanguard Market Liquidity Fund (Cost $19,156)	0.409%		191,590	19,157
Total Investments (98.7%) (Cost $3,469,213)					2,963,261
Other Assets and Liabilities—Net (1.3%)					38,181
Net Assets (100.0%)					3,001,442
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $196,445,000, representing 6.5% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
5	Step bond.
6	Non-income-producing security—security in default.
7	Securities with a value of $60,000 have been segregated as initial margin for open futures contracts.
8	Guaranteed by the Kingdom of United Arab Emirates.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
21

Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	2	422	(2)
5-Year U.S. Treasury Note	June 2022	34	3,831	4
10-Year U.S. Treasury Note	June 2022	8	953	1
Ultra 10-Year U.S. Treasury Note	June 2022	18	2,322	(124)
				(121)
Short Futures Contracts
Long U.S. Treasury Bond	June 2022	(8)	(1,126)	113
Ultra Long U.S. Treasury Bond	June 2022	(5)	(802)	1
				114
				(7)

See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,450,057)	2,944,104
Affiliated Issuers (Cost $19,156)	19,157
Total Investments in Securities	2,963,261
Investment in Vanguard	109
Cash	310
Receivables for Investment Securities Sold	51,409
Receivables for Accrued Income	36,757
Receivables for Capital Shares Issued	360
Variation Margin Receivable—Futures Contracts	15
Total Assets	3,052,221
Liabilities
Payables for Investment Securities Purchased	49,920
Payables for Capital Shares Redeemed	468
Payables for Distributions	139
Payables to Vanguard	252
Total Liabilities	50,779
Net Assets	3,001,442
23

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	3,701,580
Total Distributable Earnings (Loss)	(700,138)
Net Assets	3,001,442

ETF Shares—Net Assets
Applicable to 42,568,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,782,167
Net Asset Value Per Share—ETF Shares	$65.36

Admiral Shares—Net Assets
Applicable to 11,061,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	181,333
Net Asset Value Per Share—Admiral Shares	$16.39

Institutional Shares—Net Assets
Applicable to 1,443,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,942
Net Asset Value Per Share—Institutional Shares	$26.29

See accompanying Notes, which are an integral part of the Financial Statements.
24

Emerging Markets Government Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1]	75,435
Total Income	75,435
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29
Management and Administrative—ETF Shares	2,858
Management and Administrative—Admiral Shares	200
Management and Administrative—Institutional Shares	36
Marketing and Distribution—ETF Shares	51
Marketing and Distribution—Admiral Shares	5
Marketing and Distribution—Institutional Shares	1
Custodian Fees	30
Shareholders’ Reports—ETF Shares	63
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	3,290
Net Investment Income	72,145
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(128,540)
Futures Contracts	(205)
Realized Net Gain (Loss)	(128,745)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(455,724)
Futures Contracts	12
Change in Unrealized Appreciation (Depreciation)	(455,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,312)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($6,677,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,145	122,751
Realized Net Gain (Loss)	(128,745)	27,409
Change in Unrealized Appreciation (Depreciation)	(455,712)	(70,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,312)	79,310
Distributions
ETF Shares	(65,730)	(106,958)
Admiral Shares	(4,714)	(9,798)
Institutional Shares	(933)	(1,721)
Total Distributions	(71,377)	(118,477)
Capital Share Transactions
ETF Shares	296,674	1,209,882
Admiral Shares	(22,864)	(1,061)
Institutional Shares	549	2,461
Net Increase (Decrease) from Capital Share Transactions	274,359	1,211,282
Total Increase (Decrease)	(309,330)	1,172,115
Net Assets
Beginning of Period	3,310,772	2,138,657
End of Period	3,001,442	3,310,772

See accompanying Notes, which are an integral part of the Financial Statements.
26

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$78.02	$78.01	$80.38	$74.27	$80.73	$80.11
Investment Operations
Net Investment Income[1]	1.591	3.190	3.551	3.738	3.411	3.713
Net Realized and Unrealized Gain (Loss) on Investments[2]	(12.661)	(.036)	(2.322)	6.044	(6.445)	.589
Total from Investment Operations	(11.070)	3.154	1.229	9.782	(3.034)	4.302
Distributions
Dividends from Net Investment Income	(1.590)	(3.144)	(3.599)	(3.672)	(3.426)	(3.682)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.590)	(3.144)	(3.599)	(3.672)	(3.426)	(3.682)
Net Asset Value, End of Period	$65.36	$78.02	$78.01	$80.38	$74.27	$80.73
Total Return	-14.41%	4.06%	1.65%	13.47%	-3.84%	5.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,782	$3,024	$1,853	$1,538	$1,033	$1,002
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.25%	0.25%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.39%	4.02%	4.55%	4.79%	4.42%	4.67%
Portfolio Turnover Rate[3]	9%	16%	21%	48%	25%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $0.04, and $0.07.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.58	$19.58	$20.16	$18.63	$20.24	$20.09
Investment Operations
Net Investment Income[1]	.400	.806	.897	.939	.858	.934
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.189)	(.015)	(.586)	1.521	(1.613)	.150
Total from Investment Operations	(2.789)	.791	.311	2.460	(.755)	1.084
Distributions
Dividends from Net Investment Income	(.401)	(.791)	(.891)	(.930)	(.855)	(.934)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.401)	(.791)	(.891)	(.930)	(.855)	(.934)
Net Asset Value, End of Period	$16.39	$19.58	$19.58	$20.16	$18.63	$20.24
Total Return[3]	-14.42%	4.04%	1.66%	13.46%	-3.80%	5.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$181	$242	$243	$273	$256	$288
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.25%	0.25%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.37%	4.03%	4.57%	4.79%	4.42%	4.67%
Portfolio Turnover Rate[4]	9%	16%	21%	48%	25%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $0.01, and $0.02.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.41	$31.40	$32.33	$29.88	$32.47	$32.24
Investment Operations
Net Investment Income[1]	.645	1.298	1.443	1.522	1.380	1.508
Net Realized and Unrealized Gain (Loss) on Investments[2]	(5.119)	(.014)	(.938)	2.425	(2.596)	.238
Total from Investment Operations	(4.474)	1.284	.505	3.947	(1.216)	1.746
Distributions
Dividends from Net Investment Income	(.646)	(1.274)	(1.435)	(1.497)	(1.374)	(1.516)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.646)	(1.274)	(1.435)	(1.497)	(1.374)	(1.516)
Net Asset Value, End of Period	$26.29	$31.41	$31.40	$32.33	$29.88	$32.47
Total Return[3]	-14.42%	4.10%	1.68%	13.46%	-3.82%	5.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$45	$42	$51	$19	$20
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.23%	0.23%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	4.40%	4.05%	4.59%	4.81%	4.43%	4.70%
Portfolio Turnover Rate[4]	9%	16%	21%	48%	25%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $0.02, and $0.03.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
30

Emerging Markets Government Bond Index Fund
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are
31

Emerging Markets Government Bond Index Fund
accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Emerging Markets Government Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,840	—	1,840
Corporate Bonds	—	443,623	—	443,623
Sovereign Bonds	—	2,498,641	—	2,498,641
Temporary Cash Investments	19,157	—	—	19,157
Total	19,157	2,944,104	—	2,963,261
Derivative Financial Instruments
Assets
Futures Contracts[1]	119	—	—	119
Liabilities
Futures Contracts[1]	126	—	—	126
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,469,671
Gross Unrealized Appreciation	937
Gross Unrealized Depreciation	(507,354)
Net Unrealized Appreciation (Depreciation)	(506,417)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $76,612,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2022, the fund purchased $687,271,000 of investment securities and sold $423,658,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $47,366,000 and $45,350,000, respectively. Purchases and sales include $435,094,000 and $144,807,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
33

Emerging Markets Government Bond Index Fund
months ended April 30, 2022, such purchases were $799,000 and sales were $2,092,000, resulting in net realized loss of $91,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	443,393	5,907	1,758,897	22,006
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(146,719)	(2,100)	(549,015)	(7,000)
Net Increase (Decrease)—ETF Shares	296,674	3,807	1,209,882	15,006
Admiral Shares
Issued[1]	14,960	817	37,672	1,880
Issued in Lieu of Cash Distributions	3,846	212	8,085	406
Redeemed	(41,670)	(2,316)	(46,818)	(2,342)
Net Increase (Decrease)—Admiral Shares	(22,864)	(1,287)	(1,061)	(56)
Institutional Shares
Issued[1]	10,003	340	5,306	165
Issued in Lieu of Cash Distributions	933	32	1,721	54
Redeemed	(10,387)	(356)	(4,566)	(144)
Net Increase (Decrease)—Institutional Shares	549	16	2,461	75
1	Includes purchase fees for fiscal 2022 and 2021 of $164,000 and $335,000, respectively (fund totals).
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
34

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2013; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
35

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
36

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Government Bond Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
37

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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q11202 062022

Semiannual Report   |   April 30, 2022
Vanguard Global Minimum Volatility Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	23
Liquidity Risk Management	25

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Global Minimum Volatility Fund
Investor Shares	$1,000.00	$983.10	$1.03
Admiral™ Shares	1,000.00	983.10	0.69
Based on Hypothetical 5% Yearly Return
Global Minimum Volatility Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.14% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Minimum Volatility Fund
Fund Allocation
As of April 30, 2022
United States	56.3%
Japan	9.6
Canada	6.3
Australia	4.4
Switzerland	4.2
United Kingdom	4.1
South Korea	2.7
India	2.6
China	2.6
Taiwan	1.6
Hong Kong	1.6
Other	4.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Minimum Volatility Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Australia (4.3%)
	Wesfarmers Ltd.	1,015,947	35,155
	Coles Group Ltd.	940,197	12,362
	Westpac Banking Corp.	718,542	12,028
	ASX Ltd.	153,195	9,262
	Sonic Healthcare Ltd.	314,887	8,132
	National Australia Bank Ltd.	275,471	6,289
	Australia & New Zealand Banking Group Ltd.	304,572	5,796
	Medibank Pvt Ltd.	1,983,442	4,457
	Commonwealth Bank of Australia	58,797	4,274
	Transurban Group (XASX)	307,436	3,087
	APA Group	314,610	2,528
	Amcor plc GDR	194,035	2,301
	BWP Trust	222,026	645
			106,316
Belgium (0.3%)
	Etablissements Franz Colruyt NV	137,878	5,063
	Elia Group SA	3,957	630
	Sofina SA	1,756	538
			6,231
Canada (6.2%)
	Royal Bank of Canada	373,735	37,747
[1]	Emera Inc.	476,894	23,027
	Enbridge Inc.	427,646	18,662
	BCE Inc.	226,127	12,022
	Fortis Inc. (XTSE)	212,031	10,317
[2]	Hydro One Ltd.	339,242	9,171
	TELUS Corp.	334,381	8,366
	Intact Financial Corp.	46,530	6,510
	Franco-Nevada Corp.	41,135	6,221
	Metro Inc.	106,796	5,870
	Dollarama Inc.	87,197	4,848
	Quebecor Inc. Class B	199,659	4,698
	CCL Industries Inc. Class B	27,703	1,208
	Cogeco Communications Inc.	13,065	1,073
	TMX Group Ltd.	6,858	698
			150,438
China (2.6%)
	ZTO Express Cayman Inc. ADR	423,283	11,644
*	China Merchants Bank Co. Ltd. Class H	1,594,500	9,610
		Shares	Market Value• ($000)
	China Overseas Land & Investment Ltd.	3,005,000	9,283
	Ping An Insurance Group Co. of China Ltd. Class H	1,455,500	9,200
	China Shenhua Energy Co. Ltd. Class H	2,283,500	7,295
	Tencent Holdings Ltd.	124,300	5,858
[2]	Longfor Group Holdings Ltd.	616,000	3,051
	China Mengniu Dairy Co. Ltd.	354,000	1,911
	Anhui Conch Cement Co. Ltd. Class H	240,000	1,304
*,2	China Literature Ltd.	307,200	1,291
	ENN Energy Holdings Ltd.	80,000	1,072
*	New China Life Insurance Co. Ltd. Class H	298,200	756
	China Resources Land Ltd.	148,000	661
			62,936
Denmark (0.3%)
	Coloplast A/S Class B	64,044	8,628
France (0.3%)
	Vivendi SE	426,269	4,896
[1]	Bouygues SA	66,665	2,292
	Air Liquide SA (XPAR)	7,370	1,275
			8,463
Germany (0.4%)
	Symrise AG Class A	47,985	5,710
	Knorr-Bremse AG	27,217	1,941
	Fielmann AG	30,924	1,563
			9,214
Hong Kong (1.5%)
	CLP Holdings Ltd.	2,053,605	20,040
	Power Assets Holdings Ltd.	1,859,770	12,514
	Want Want China Holdings Ltd.	2,935,000	2,649
	Chow Tai Fook Jewellery Group Ltd.	922,800	1,547
	Tingyi Cayman Islands Holding Corp.	638,000	1,165
			37,915
India (2.6%)
	Infosys Ltd. ADR	1,331,992	26,467
	ICICI Bank Ltd. ADR	1,138,700	21,681
	Dr Reddy's Laboratories Ltd. ADR	212,374	11,400
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Wipro Ltd. ADR	330,899	2,131
[2]	Reliance Industries Ltd. GDR	28,000	2,002
			63,681
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	178,305	5,674
Israel (0.1%)
	Bank Hapoalim BM	267,900	2,483
	Bank Leumi Le-Israel BM	70,405	739
			3,222
Italy (0.2%)
	Snam SpA (MTAA)	351,100	1,926
	UnipolSai Assicurazioni SpA	656,555	1,847
	Hera SpA	187,776	700
			4,473
Japan (9.4%)
	Softbank Corp.	3,194,300	37,175
	FUJIFILM Holdings Corp.	453,000	24,902
*	Yamada Denki Co. Ltd.	4,174,500	12,465
	Chugai Pharmaceutical Co. Ltd.	359,400	10,770
	Japan Post Bank Co. Ltd.	1,319,400	9,954
	Canon Inc.	381,100	8,769
	SG Holdings Co. Ltd.	490,900	8,651
	Secom Co. Ltd.	117,900	8,295
	Tokyo Gas Co. Ltd.	362,000	6,934
*	Hitachi Metals Ltd.	398,600	6,220
	ENEOS Holdings Inc.	1,757,900	6,185
	Mizuho Financial Group Inc.	456,700	5,546
	Kagome Co. Ltd.	221,000	5,531
	Chubu Electric Power Co. Inc.	546,000	5,512
	Sawai Group Holdings Co. Ltd.	162,600	5,454
	Toyo Suisan Kaisha Ltd.	162,500	5,018
	Osaka Gas Co. Ltd.	217,000	3,911
	Skylark Holdings Co. Ltd.	311,400	3,695
	Toho Co. Ltd. (XTKS)	97,700	3,625
	Chugoku Electric Power Co. Inc.	530,500	3,494
	Kintetsu Group Holdings Co. Ltd.	121,500	3,484
	Trend Micro Inc.	54,500	3,039
	ABC-Mart Inc.	71,600	2,969
	Odakyu Electric Railway Co. Ltd.	193,100	2,924
	Keio Corp.	67,200	2,577
	Sumitomo Corp.	131,700	2,084
	Ono Pharmaceutical Co. Ltd.	80,800	2,076
	Idemitsu Kosan Co. Ltd.	77,300	2,037
	Lion Corp.	190,900	1,967
	Nagoya Railroad Co. Ltd.	114,200	1,834
	Oracle Corp. Japan	26,800	1,722
	KDDI Corp.	49,700	1,646
	Pan Pacific International Holdings Corp.	106,400	1,629
	Ezaki Glico Co. Ltd.	55,400	1,588
	Takeda Pharmaceutical Co. Ltd.	53,600	1,555
	Toho Gas Co. Ltd.	62,100	1,457
	MOS Food Services Inc.	60,500	1,386
	Nippon Building Fund Inc.	240	1,246
		Shares	Market Value• ($000)
	Calbee Inc.	68,200	1,222
	Hoshizaki Corp.	18,400	1,166
	Tobu Railway Co. Ltd.	47,000	1,057
	KYORIN Holdings Inc.	68,600	998
	Medipal Holdings Corp.	54,000	889
	Mitsubishi Materials Corp.	46,800	732
	Seven Bank Ltd.	361,800	676
	Nissin Foods Holdings Co. Ltd.	9,500	661
	Shizuoka Bank Ltd.	97,400	630
	Japan Exchange Group Inc.	37,619	560
	Kewpie Corp.	32,500	547
	Hamamatsu Photonics KK	11,400	510
	Japan Tobacco Inc.	29,000	493
			229,467
Mexico (0.4%)
	America Movil SAB de CV Class L ADR	485,710	9,437
Netherlands (0.1%)
	Koninklijke Vopak NV	70,804	1,904
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	247,537	3,402
Norway (0.5%)
	Orkla ASA	1,210,582	9,824
	Telenor ASA	83,752	1,181
	DNB Bank ASA	30,099	583
			11,588
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	1,071,748	9,516
	Singapore Exchange Ltd.	774,100	5,447
	Ascendas REIT	659,800	1,357
			16,320
South Korea (2.6%)
	Samsung Electronics Co. Ltd. Preference Shares	372,255	17,453
	KT&G Corp.	249,111	16,359
	Korea Zinc Co. Ltd.	31,943	14,583
	NAVER Corp.	14,745	3,284
	Shinhan Financial Group Co. Ltd.	70,944	2,357
*	Studio Dragon Corp.	31,065	2,040
	Maeil Dairies Co. Ltd.	30,457	1,674
	Samsung Electronics Co. Ltd.	25,086	1,337
[2]	Netmarble Corp.	16,653	1,252
	LEENO Industrial Inc.	7,402	1,026
*	CJ Logistics Corp.	10,592	1,026
	SSANGYONG C&E Co. Ltd.	151,980	997
	Industrial Bank of Korea	39,588	351
			63,739
Spain (0.2%)
	Ferrovial SA	61,674	1,582
	Enagas SA	65,880	1,424
[1]	Red Electrica Corp. SA	57,686	1,161
	Naturgy Energy Group SA	28,149	847
			5,014
Sweden (0.1%)
	Swedbank AB Class A	150,503	2,381

5

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Switzerland (4.1%)
	Swisscom AG (Registered)	65,228	38,570
	Givaudan SA (Registered)	4,229	16,808
	Roche Holding AG	31,270	11,595
	Novartis AG (Registered)	98,294	8,686
	Schindler Holding AG Ptg. Ctf.	41,978	8,065
	Roche Holding AG (Bearer)	17,135	6,884
	EMS-Chemie Holding AG (Registered)	4,461	3,980
[2]	Galenica AG	26,770	1,971
	Allreal Holding AG (Registered)	9,242	1,743
[1]	Stadler Rail AG	32,435	1,179
[1]	Banque Cantonale Vaudoise (Registered)	13,949	1,179
			100,660
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	319,652	29,705
	Chunghwa Telecom Co. Ltd. ADR	142,247	6,233
	ASE Technology Holding Co. Ltd. ADR	352,532	2,271
			38,209
United Kingdom (4.0%)
	GlaxoSmithKline plc	1,097,393	24,738
	National Grid plc	1,136,971	16,892
	Halma plc	422,747	12,976
	Admiral Group plc	300,127	9,447
	HSBC Holdings plc	914,756	5,716
	Rightmove plc	708,274	5,445
	Tate & Lyle plc	542,225	5,270
	Sage Group plc	525,457	4,822
	B&M European Value Retail SA	571,570	3,502
	BAE Systems plc	314,852	2,908
	Severn Trent plc	69,047	2,714
	Croda International plc	19,650	1,909
	Spirax-Sarco Engineering plc	9,281	1,401
			97,740
United States (55.3%)
	Johnson & Johnson	234,817	42,375
	Amdocs Ltd.	511,148	40,733
	Amgen Inc.	173,507	40,460
	Church & Dwight Co. Inc.	414,244	40,414
	Merck & Co. Inc.	442,284	39,226
	Dollar General Corp.	164,519	39,078
	AptarGroup Inc.	338,186	38,834
	Republic Services Inc. Class A	289,027	38,808
	Gilead Sciences Inc.	631,862	37,495
	Walmart Inc.	240,945	36,862
	Cisco Systems Inc.	724,214	35,472
	Colgate-Palmolive Co.	453,240	34,922
	CH Robinson Worldwide Inc.	326,979	34,709
*,3	Equity Commonwealth	1,266,631	33,173
	Verizon Communications Inc.	674,719	31,239
	McDonald's Corp.	123,756	30,835
*	Tyler Technologies Inc.	75,772	29,908
	Waste Management Inc.	176,528	29,028
	Becton Dickinson and Co.	112,805	27,884
		Shares	Market Value• ($000)
	Microsoft Corp.	99,745	27,681
*	Vertex Pharmaceuticals Inc.	101,195	27,648
	Chemed Corp.	54,151	26,609
	Hormel Foods Corp.	479,971	25,146
	Oracle Corp.	328,700	24,127
	Progressive Corp.	186,966	20,073
	Intercontinental Exchange Inc.	172,762	20,008
	Broadridge Financial Solutions Inc.	136,224	19,634
	Hawaiian Electric Industries Inc.	451,001	18,541
	Service Corp. International	281,221	18,451
	Williams Cos. Inc.	522,074	17,902
	Sonoco Products Co.	273,782	16,950
	3M Co.	116,443	16,793
	General Mills Inc.	236,418	16,722
	Flowers Foods Inc.	622,234	16,502
*	Black Knight Inc.	210,593	13,855
	Silgan Holdings Inc.	302,282	13,412
	White Mountains Insurance Group Ltd.	12,323	12,915
	Procter & Gamble Co.	78,791	12,650
	Bristol-Myers Squibb Co.	164,352	12,371
	Texas Instruments Inc.	69,137	11,771
	IDACORP Inc.	111,206	11,697
	Comcast Corp. Class A	292,110	11,614
	Brown & Brown Inc.	182,389	11,304
	Washington Federal Inc.	345,197	10,504
	Yum China Holdings Inc.	246,356	10,298
	Royal Gold Inc.	77,657	10,133
	AbbVie Inc.	67,422	9,903
	Roper Technologies Inc.	20,106	9,448
	Consolidated Edison Inc.	99,603	9,237
	Premier Inc. Class A	233,733	8,463
	Commerce Bancshares Inc.	114,712	7,843
	Baxter International Inc.	106,879	7,595
	Clorox Co.	50,513	7,247
*	Check Point Software Technologies Ltd.	56,768	7,169
	Graco Inc.	113,263	7,025
	Maximus Inc.	89,805	6,545
	Dolby Laboratories Inc. Class A	81,357	6,303
	Landstar System Inc.	39,853	6,173
	American States Water Co.	74,529	5,862
	NewMarket Corp.	16,858	5,472
	Jack Henry & Associates Inc.	28,095	5,326
*	FTI Consulting Inc.	33,059	5,214
	Hershey Co.	22,513	5,083
	Packaging Corp. of America	31,245	5,036
	Kaiser Aluminum Corp.	50,916	4,913
*	Charter Communications Inc. Class A	10,574	4,531
	Murphy USA Inc.	18,522	4,327
	NortonLifeLock Inc.	172,466	4,319
	Target Corp.	18,848	4,310
	Capitol Federal Financial Inc.	425,158	4,094
	Rollins Inc.	120,075	4,027
	Illinois Tool Works Inc.	19,040	3,753
	WP Carey Inc.	45,705	3,692
	Juniper Networks Inc.	116,832	3,683

6

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	California Water Service Group	70,926	3,679
	Lancaster Colony Corp.	22,161	3,439
	SS&C Technologies Holdings Inc.	49,756	3,217
	Motorola Solutions Inc.	14,726	3,147
	Ameren Corp.	33,145	3,079
	Balchem Corp.	21,374	2,633
	Air Products and Chemicals Inc.	10,878	2,546
	TFS Financial Corp.	159,770	2,395
	Expeditors International of Washington Inc.	23,341	2,312
	First Industrial Realty Trust Inc.	38,455	2,230
	International Paper Co.	47,847	2,214
	Kellogg Co.	31,209	2,138
	Atmos Energy Corp.	16,648	1,888
	Toro Co.	19,969	1,600
	Houlihan Lokey Inc. Class A	17,847	1,486
	LXP Industrial Trust	101,512	1,274
	AmerisourceBergen Corp. Class A	8,036	1,216
	Marsh & McLennan Cos. Inc.	7,371	1,192
	Werner Enterprises Inc.	28,950	1,147
*	Liberty Broadband Corp. Class C	9,975	1,115
	NorthWestern Corp.	17,360	984
	National Fuel Gas Co.	11,322	794
*	Embecta Corp.	22,561	687
	Avangrid Inc.	14,027	622
	Hanover Insurance Group Inc.	3,996	587
	Avista Corp.	12,474	506
			1,351,486
Total Common Stocks (Cost $2,128,874)			2,398,538
		Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $31,287)	312,908	31,288
Total Investments (99.4%) (Cost $2,160,161)			2,429,826
Other Assets and Liabilities—Net (0.6%)			14,754
Net Assets (100%)			2,444,580
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,315,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $18,738,000, representing 0.8% of net assets.
3	Securities with a value of $2,463,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $29,838,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	159	32,814	(1,512)
Euro Stoxx 50 Index	June 2022	6	236	(2)
FTSE 100 Index	June 2022	12	1,134	34
S&P ASX 200 Index	June 2022	6	785	37
Topix Index	June 2022	9	1,320	102
				(1,341)

7

Global Minimum Volatility Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	5/16/22	AUD	4,959	USD	3,733	—	(228)
Royal Bank of Canada	5/16/22	CAD	9,446	USD	7,380	—	(28)
Toronto-Dominion Bank	5/16/22	CAD	2,784	USD	2,224	—	(57)
Royal Bank of Canada	5/16/22	CHF	5,979	USD	6,176	—	(25)
Royal Bank of Canada	5/16/22	GBP	4,793	USD	6,040	—	(12)
Deutsche Bank AG	5/16/22	JPY	871,486	USD	6,934	—	(215)
Toronto-Dominion Bank	5/16/22	USD	110,560	AUD	146,654	6,912	—
Royal Bank of Canada	5/16/22	USD	164,700	CAD	205,956	4,385	—
State Street Bank & Trust Co.	5/16/22	USD	107,318	CHF	100,101	4,335	—
Royal Bank of Canada	5/16/22	USD	2,639	CHF	2,457	111	—
Royal Bank of Canada	5/16/22	USD	11,958	CNH	76,292	489	—
BNP Paribas	5/16/22	USD	12,224	DKK	83,228	413	—
Royal Bank of Canada	5/16/22	USD	38,535	EUR	35,270	1,301	—
Toronto-Dominion Bank	5/16/22	USD	99,018	GBP	75,705	3,824	—
Royal Bank of Canada	5/16/22	USD	5,808	GBP	4,442	222	—
Deutsche Bank AG	5/16/22	USD	91,193	HKD	714,503	107	—
BNP Paribas	5/17/22	USD	6,669	IDR	95,952,241	57	—
Barclays Bank plc	5/16/22	USD	5,524	ILS	17,891	161	—
Deutsche Bank AG	5/17/22	USD	69,021	INR	5,265,233	278	—
Toronto-Dominion Bank	5/16/22	USD	242,430	JPY	29,999,111	11,148	—
Deutsche Bank AG	5/16/22	USD	69,125	KRW	84,273,906	2,030	—
BNP Paribas	5/16/22	USD	8,961	MXN	180,794	130	—
BNP Paribas	5/16/22	USD	11,792	NOK	103,269	782	—
Royal Bank of Canada	5/16/22	USD	5,168	NZD	7,455	355	—
BNP Paribas	5/16/22	USD	2,850	SEK	26,920	108	—
Deutsche Bank AG	5/17/22	USD	17,712	SGD	24,076	303	—
Citibank, N.A.	5/16/22	USD	37,378	TWD	1,073,375	959	—
BNP Paribas	5/16/22	USD	4,157	TWD	119,326	108	—
						38,518	(565)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNH—Chinese yuan (offshore).
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
8

Global Minimum Volatility Fund
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $5,745,000 and cash of $34,870,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,128,874)	2,398,538
Affiliated Issuers (Cost $31,287)	31,288
Total Investments in Securities	2,429,826
Investment in Vanguard	84
Cash	24,001
Receivables for Accrued Income	10,397
Receivables for Capital Shares Issued	1,517
Unrealized Appreciation—Forward Currency Contracts	38,518
Total Assets	2,504,343
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $1,150)	1,150
Payables for Investment Securities Purchased	24,009
Collateral for Securities on Loan	29,838
Payables for Capital Shares Redeemed	2,863
Payables to Vanguard	152
Variation Margin Payable—Futures Contracts	1,186
Unrealized Depreciation—Forward Currency Contracts	565
Total Liabilities	59,763
Net Assets	2,444,580
1 Includes $27,315 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	2,097,406
Total Distributable Earnings (Loss)	347,174
Net Assets	2,444,580

Investor Shares—Net Assets
Applicable to 19,909,977 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	280,447
Net Asset Value Per Share—Investor Shares	$14.09

Admiral Shares—Net Assets
Applicable to 76,820,351 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,164,133
Net Asset Value Per Share—Admiral Shares	$28.17

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	31,609
Interest[2]	3
Securities Lending—Net	120
Total Income	31,732
Expenses
The Vanguard Group—Note B
Investment Advisory Services	275
Management and Administrative—Investor Shares	240
Management and Administrative—Admiral Shares	1,232
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—Admiral Shares	66
Custodian Fees	47
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	18
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,911
Net Investment Income	29,821
Realized Net Gain (Loss)
Investment Securities Sold[2]	67,052
Futures Contracts	403
Forward Currency Contracts	37,295
Foreign Currencies	(16)
Realized Net Gain (Loss)	104,734
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(215,600)
Futures Contracts	(1,359)
Forward Currency Contracts	40,457
Foreign Currencies	(413)
Change in Unrealized Appreciation (Depreciation)	(176,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,360)
1	Dividends are net of foreign withholding taxes of $2,038,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($6,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,821	54,760
Realized Net Gain (Loss)	104,734	242,664
Change in Unrealized Appreciation (Depreciation)	(176,915)	239,710
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,360)	537,134
Distributions
Investor Shares	(10,057)	(6,959)
Admiral Shares	(83,618)	(62,342)
Total Distributions	(93,675)	(69,301)
Capital Share Transactions
Investor Shares	(5,801)	(87,211)
Admiral Shares	(163,427)	(793,086)
Net Increase (Decrease) from Capital Share Transactions	(169,228)	(880,297)
Total Increase (Decrease)	(305,263)	(412,464)
Net Assets
Beginning of Period	2,749,843	3,162,307
End of Period	2,444,580	2,749,843

See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.83	$12.77	$14.71	$13.78	$13.57	$11.92
Investment Operations
Net Investment Income[1]	.162	.252	.293	.428	.374	.324
Net Realized and Unrealized Gain (Loss) on Investments	(.397)	2.085	(1.571)	1.403	.148	1.650
Total from Investment Operations	(.235)	2.337	(1.278)	1.831	.522	1.974
Distributions
Dividends from Net Investment Income	(.505)	(.277)	(.397)	(.300)	(.312)	(.324)
Distributions from Realized Capital Gains	—	—	(.265)	(.601)	—	—
Total Distributions	(.505)	(.277)	(.662)	(.901)	(.312)	(.324)
Net Asset Value, End of Period	$14.09	$14.83	$12.77	$14.71	$13.78	$13.57
Total Return[2]	-1.69%	18.51%	-9.22%	14.41%	3.89%	16.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$280	$301	$338	$643	$515	$539
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.77%	2.16%	3.09%	2.66%	2.54%
Portfolio Turnover Rate	17%	24%	58%	46%	24%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.67	$25.56	$29.45	$27.58	$27.15	$23.86
Investment Operations
Net Investment Income[1]	.332	.520	.608	.878	.758	.668
Net Realized and Unrealized Gain (Loss) on Investments	(.800)	4.177	(3.155)	2.819	.297	3.295
Total from Investment Operations	(.468)	4.697	(2.547)	3.697	1.055	3.963
Distributions
Dividends from Net Investment Income	(1.032)	(.587)	(.812)	(.624)	(.625)	(.673)
Distributions from Realized Capital Gains	—	—	(.531)	(1.203)	—	—
Total Distributions	(1.032)	(.587)	(1.343)	(1.827)	(.625)	(.673)
Net Asset Value, End of Period	$28.17	$29.67	$25.56	$29.45	$27.58	$27.15
Total Return[2]	-1.69%	18.60%	-9.18%	14.54%	3.93%	16.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,164	$2,449	$2,824	$3,483	$2,542	$1,699
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.30%	1.83%	2.26%	3.16%	2.74%	2.62%
Portfolio Turnover Rate	17%	24%	58%	46%	24%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk and volatility associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the
15

Global Minimum Volatility Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 46% of net assets, based on the average of the notional amounts at each quarter-end during the period.
16

Global Minimum Volatility Fund
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	161	—	161	—	—	161
BNP Paribas	1,598	—	1,598	—	1,762	—
Citibank, N.A.	959	—	959	—	990	—
Deutsche Bank AG	2,718	(215)	2,503	—	3,140	—
Royal Bank of Canada	6,863	(293)	6,570	—	6,470	100
State Street Bank & Trust Co.	4,335	—	4,335	—	3,983	352
Toronto-Dominion Bank	21,884	(57)	21,827	—	24,270	—
Exchange-Traded Futures Contracts	—	(1,186)	(1,186)	2,463	—	—
Total	38,518	(1,751)	36,767	2,463	40,615	613
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
17

Global Minimum Volatility Fund
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
18

Global Minimum Volatility Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $84,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

Global Minimum Volatility Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	277,081	769,971	—	1,047,052
Common Stocks—United States	1,351,486	—	—	1,351,486
Temporary Cash Investments	31,288	—	—	31,288
Total	1,659,855	769,971	—	2,429,826
Derivative Financial Instruments
Assets
Futures Contracts[1]	173	—	—	173
Forward Currency Contracts	—	38,518	—	38,518
Total	173	38,518	—	38,691
Liabilities
Futures Contracts[1]	1,514	—	—	1,514
Forward Currency Contracts	—	565	—	565
Total	1,514	565	—	2,079
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
20

Global Minimum Volatility Fund
D.At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	173	—	173
Unrealized Appreciation—Forward Currency Contracts	—	38,518	38,518
Total Assets	173	38,518	38,691

Unrealized Depreciation—Futures Contracts[1]	1,514	—	1,514
Unrealized Depreciation—Forward Currency Contracts	—	565	565
Total Liabilities	1,514	565	2,079
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	403	—	403
Forward Currency Contracts	—	37,295	37,295
Realized Net Gain (Loss) on Derivatives	403	37,295	37,698
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,359)	—	(1,359)
Forward Currency Contracts	—	40,457	40,457
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,359)	40,457	39,098
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,161,521
Gross Unrealized Appreciation	443,060
Gross Unrealized Depreciation	(138,143)
Net Unrealized Appreciation (Depreciation)	304,917
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $82,638,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
21

Global Minimum Volatility Fund
F.	During the six months ended April 30, 2022, the fund purchased $445,007,000 of investment securities and sold $626,995,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $8,878,000 and sales were $113,000, resulting in net realized gain of $37,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,790	1,580	49,143	3,454
Issued in Lieu of Cash Distributions	9,216	633	6,352	470
Redeemed	(37,807)	(2,609)	(142,706)	(10,122)
Net Increase (Decrease)—Investor Shares	(5,801)	(396)	(87,211)	(6,198)
Admiral Shares
Issued	106,721	3,659	439,983	15,585
Issued in Lieu of Cash Distributions	73,352	2,518	55,463	2,050
Redeemed	(343,500)	(11,904)	(1,288,532)	(45,588)
Net Increase (Decrease)—Admiral Shares	(163,427)	(5,727)	(793,086)	(27,953)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
22

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2013; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
23

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
24

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Minimum Volatility Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
25

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q11942 062022

Semiannual Report   |   April 30, 2022
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund

Contents
About Your Fund’s Expenses	1
International Dividend Appreciation Index Fund	3
International High Dividend Yield Index Fund	21
Trustees Approve Advisory Arrangements	54
Liquidity Risk Management	56

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$888.90	$0.70
Admiral™ Shares	1,000.00	888.90	0.75
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$959.70	$1.07
Admiral Shares	1,000.00	959.90	1.07
Based on Hypothetical 5% Yearly Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Admiral Shares	1,000.00	1,024.00	0.80
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,023.70	1.10
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the International Dividend Appreciation Index Fund, 0.15% for ETF Shares and 0.16% for Admiral Shares; and for the International High Dividend Yield Index Fund, 0.22% for ETF Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

International Dividend Appreciation Index Fund
Fund Allocation
As of April 30, 2022
Switzerland	17.1%
Canada	17.0
Japan	14.4
United Kingdom	8.0
India	6.9
Denmark	5.8
France	5.3
Germany	5.0
China	4.7
Hong Kong	4.0
Australia	3.8
Sweden	2.4
Other	5.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

International Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.5%)
Australia (3.8%)
CSL Ltd.	509,843	97,304
Sonic Healthcare Ltd.	510,791	13,192
Computershare Ltd. (XASX)	610,154	10,757
Northern Star Resources Ltd.	1,240,968	8,530
Washington H Soul Pattinson & Co. Ltd.	262,358	5,112
carsales.com Ltd.	300,854	4,442
Steadfast Group Ltd.	1,043,150	3,777
Domino's Pizza Enterprises Ltd.	67,118	3,518
Altium Ltd.	129,895	2,926
Technology One Ltd.	295,518	2,133
Brickworks Ltd.	88,713	1,473
AUB Group Ltd.	79,138	1,281
Collins Foods Ltd.	116,541	835
Dicker Data Ltd.	60,793	562
		155,842
Belgium (0.5%)
UCB SA	134,652	15,306
Sofina SA	16,713	5,122
		20,428
Brazil (0.1%)
Raia Drogasil SA	1,144,263	4,844
Canada (16.9%)
Toronto-Dominion Bank	1,942,890	140,335
Brookfield Asset Management Inc. Class A	1,554,286	77,530
Canadian Natural Resources Ltd.	1,242,835	76,922
Canadian National Railway Co.	642,349	75,543
Alimentation Couche Tard Inc.	885,264	39,410
Franco-Nevada Corp.	203,911	30,838
Agnico Eagle Mines Ltd.	484,137	28,182
Intact Financial Corp.	187,471	26,227
Fortis Inc. (XTSE)	505,566	24,600
Magna International Inc.	294,984	17,777
Dollarama Inc.	296,287	16,472
Loblaw Cos. Ltd.	174,109	15,926
Metro Inc.	257,027	14,127
Imperial Oil Ltd.	231,788	11,670
Open Text Corp.	288,103	11,538
	Shares	Market Value• ($000)
George Weston Ltd.	75,090	9,342
Canadian Tire Corp. Ltd. Class A	60,013	8,266
Toromont Industries Ltd.	87,867	7,735
TFI International Inc.	86,329	6,944
CCL Industries Inc. Class B	157,639	6,873
Ritchie Bros Auctioneers Inc.	117,788	6,488
Empire Co. Ltd. Class A	176,087	5,816
Saputo Inc.	256,521	5,483
Stantec Inc.	118,184	5,425
Finning International Inc.	167,963	4,725
Parkland Corp.	165,560	4,703
Premium Brands Holdings Corp. Class A	38,786	3,167
Boyd Group Services Inc.	22,795	2,821
Canadian Western Bank	94,603	2,387
Stella-Jones Inc.	68,140	1,883
Cogeco Communications Inc.	21,638	1,777
Maple Leaf Foods Inc.	79,538	1,752
Enghouse Systems Ltd.	44,789	1,260
goeasy Ltd.	13,413	1,204
Savaria Corp.	51,982	621
Cogeco Inc.	8,687	517
Hardwoods Distribution Inc.	19,546	494
		696,780
China (4.6%)
Tencent Holdings Ltd.	3,374,924	159,043
Shenzhou International Group Holdings Ltd.	851,700	11,557
CSPC Pharmaceutical Group Ltd.	9,090,000	9,293
China Tourism Group Duty Free Corp. Ltd. Class A	166,155	4,522
China Resources Gas Group Ltd.	977,000	3,671
Jiangsu Hengrui Medicine Co. Ltd. Class A	540,569	2,408
Angel Yeast Co. Ltd. Class A	68,000	395
		190,889
Colombia (0.1%)
Grupo Nutresa SA	117,291	1,441
Grupo Argos SA	356,186	1,296
Grupo de Inversiones Suramericana SA	116,147	1,177

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Grupo De Inversiones Suramericana SA Preference Shares	110,332	611
		4,525
Denmark (5.7%)
Novo Nordisk A/S Class B	1,591,243	181,762
DSV A/S	227,406	37,283
Coloplast A/S Class B	126,343	17,022
		236,067
Finland (0.1%)
Huhtamaki OYJ	102,257	3,865
Revenio Group OYJ	28,531	1,358
		5,223
France (5.2%)
Sanofi	1,224,549	129,428
Schneider Electric SE	605,934	86,933
Pharmagest Interactive	5,126	412
		216,773
Germany (5.0%)
SAP SE	1,164,332	118,000
Symrise AG Class A	141,427	16,829
Fresenius SE & Co. KGaA	440,244	15,562
Fresenius Medical Care AG & Co. KGaA	212,214	13,197
Brenntag SE	164,533	12,696
LEG Immobilien SE (XETR)	77,654	7,962
Nemetschek SE	59,005	4,682
Bechtle AG	86,773	4,010
TAG Immobilien AG	156,538	3,128
Encavis AG	124,876	2,726
FUCHS PETROLUB SE Preference Shares	66,708	2,104
Gerresheimer AG	30,179	2,096
FUCHS PETROLUB SE	42,945	1,145
STRATEC SE	7,588	859
Atoss Software AG	4,122	599
Cewe Stiftung & Co. KGaA	5,673	518
MBB SE	2,275	304
		206,417
Hong Kong (4.0%)
AIA Group Ltd.	12,879,160	126,522
Techtronic Industries Co. Ltd.	1,835,484	24,500
Hong Kong & China Gas Co. Ltd.	11,538,145	12,725
SUNeVision Holdings Ltd.	1,491,000	1,239
		164,986
India (6.9%)
Reliance Industries Ltd.	3,673,130	133,086
Infosys Ltd. ADR	3,245,744	64,493
Hindustan Unilever Ltd.	948,263	27,551
Asian Paints Ltd.	478,997	20,191
Infosys Ltd.	675,548	13,691
Pidilite Industries Ltd.	161,152	5,094
Tata Elxsi Ltd.	36,311	3,637
Persistent Systems Ltd.	53,350	2,990
Astral Ltd. (XNSE)	93,430	2,612
Berger Paints India Ltd.	254,068	2,382
Sundaram Finance Ltd.	71,149	1,864
LIC Housing Finance Ltd.	317,669	1,557
CRISIL Ltd.	25,081	1,203
Relaxo Footwears Ltd.	75,300	1,058
KEI Industries Ltd.	56,806	889
KEC International Ltd.	128,840	667
Balaji Amines Ltd.	10,820	453
		Shares	Market Value• ($000)
	Caplin Point Laboratories Ltd.	23,870	219
*	Yes Bank Ltd.	545,158	96
			283,733
Indonesia (0.8%)
	Bank Central Asia Tbk PT	58,857,200	33,011
Ireland (0.4%)
	Kerry Group plc Class A	163,805	18,078
Israel (0.0%)
	Matrix IT Ltd.	34,088	859
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	107,084	5,160
	Interpump Group SpA	87,913	3,554
	Reply SpA	23,804	3,505
	DiaSorin SpA	20,812	2,726
			14,945
Japan (14.4%)
	Shin-Etsu Chemical Co. Ltd.	421,300	57,901
	Murata Manufacturing Co. Ltd.	683,000	40,712
	Tokio Marine Holdings Inc.	742,400	40,141
	Seven & i Holdings Co. Ltd.	849,200	37,549
	Nippon Telegraph & Telephone Corp.	1,271,900	37,482
	Astellas Pharma Inc.	1,982,500	30,185
	Terumo Corp.	807,976	24,049
	Asahi Group Holdings Ltd.	539,843	20,348
	Kao Corp.	506,600	20,304
	Aeon Co. Ltd.	927,600	17,629
	Shionogi & Co. Ltd.	301,900	16,793
	Unicharm Corp.	476,300	16,571
	M3 Inc.	455,400	14,543
	Nomura Research Institute Ltd.	460,500	13,021
	Sekisui House Ltd.	692,100	12,020
	Nitto Denko Corp.	159,500	10,706
	Obic Co. Ltd.	70,900	10,475
	Nitori Holdings Co. Ltd.	92,601	9,527
	Yakult Honsha Co. Ltd.	171,000	8,854
	Pan Pacific International Holdings Corp.	566,764	8,679
	Nissan Chemical Corp.	151,900	8,024
	Hulic Co. Ltd.	630,775	5,326
	TIS Inc.	231,800	5,206
	Chiba Bank Ltd.	788,800	4,546
	MonotaRO Co. Ltd.	260,867	4,481
	Kobayashi Pharmaceutical Co. Ltd.	62,200	4,242
	Azbil Corp.	138,700	4,211
	Nippon Sanso Holdings Corp.	226,400	4,074
	GMO Payment Gateway Inc.	47,000	3,943
	Kurita Water Industries Ltd.	114,000	3,889
	Nisshin Seifun Group Inc.	278,500	3,713
	Tokyo Tatemono Co. Ltd.	223,200	3,147
	Alfresa Holdings Corp.	226,700	3,083
	Open House Co. Ltd.	79,300	3,068
	Nomura Real Estate Holdings Inc.	124,680	3,038

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
COMSYS Holdings Corp.	133,100	2,763
Hitachi Transport System Ltd.	40,200	2,639
Rinnai Corp.	40,984	2,620
SCSK Corp.	161,900	2,574
Hikari Tsushin Inc.	21,200	2,482
Itochu Techno-Solutions Corp.	101,603	2,379
Oracle Corp. Japan	35,400	2,275
Welcia Holdings Co. Ltd.	109,400	2,243
SHO-BOND Holdings Co. Ltd.	51,384	2,160
Goldwin Inc.	39,800	1,996
Zenkoku Hosho Co. Ltd.	55,800	1,958
EXEO Group Inc.	116,400	1,938
Takara Holdings Inc.	211,400	1,781
Sundrug Co. Ltd.	72,424	1,686
Aica Kogyo Co. Ltd.	72,100	1,669
Tokyo Century Corp.	51,500	1,586
Yaoko Co. Ltd.	27,000	1,428
NSD Co. Ltd.	78,000	1,385
Fuyo General Lease Co. Ltd.	24,900	1,347
Benefit One Inc.	81,500	1,236
PALTAC Corp.	33,554	1,223
Nichias Corp.	65,400	1,175
TS Tech Co. Ltd.	111,600	1,165
Fujitsu General Ltd.	63,200	1,123
Japan Material Co. Ltd.	70,300	1,062
Maruwa Co. Ltd.	8,800	1,026
Shoei Co. Ltd.	27,200	1,009
Mani Inc.	87,400	998
Seria Co. Ltd.	48,700	952
DTS Corp.	42,000	921
TKC Corp.	34,800	914
Tokyo Steel Manufacturing Co. Ltd.	85,900	889
Kissei Pharmaceutical Co. Ltd.	44,400	879
Mizuho Leasing Co. Ltd.	37,700	874
Workman Co. Ltd.	25,100	857
Raito Kogyo Co. Ltd.	55,200	824
Kohnan Shoji Co. Ltd.	28,300	820
Takara Bio Inc.	49,900	803
Valor Holdings Co. Ltd.	49,812	785
Nojima Corp.	39,000	784
Funai Soken Holdings Inc.	45,700	766
Information Services International-Dentsu Ltd.	26,100	750
Riken Keiki Co. Ltd.	23,800	749
Noevir Holdings Co. Ltd.	18,900	741
JCU Corp.	28,200	718
Takeuchi Manufacturing Co. Ltd.	39,000	715
Future Corp.	48,647	713
Hogy Medical Co. Ltd.	26,900	672
Create SD Holdings Co. Ltd.	28,400	650
Elecom Co. Ltd.	53,932	647
eGuarantee Inc.	36,300	603
Kameda Seika Co. Ltd.	18,500	602
Sanyo Chemical Industries Ltd.	15,200	581
Sekisui Jushi Corp.	42,200	577
Eizo Corp.	21,200	553
Tri Chemical Laboratories Inc.	28,800	541
	Shares	Market Value• ($000)
Okinawa Cellular Telephone Co.	13,400	516
Aeon Delight Co. Ltd.	23,600	504
Ai Holdings Corp.	38,170	501
Keihanshin Building Co. Ltd.	47,700	496
Intage Holdings Inc.	40,600	494
Osaka Organic Chemical Industry Ltd.	22,500	485
Yellow Hat Ltd.	38,200	477
S Foods Inc.	19,900	463
MCJ Co. Ltd.	69,000	451
Shizuoka Gas Co. Ltd.	60,400	433
Ricoh Leasing Co. Ltd.	15,500	406
Mitsubishi Research Institute Inc.	13,200	397
FULLCAST Holdings Co. Ltd.	19,800	379
Fujicco Co. Ltd.	24,000	375
Tsurumi Manufacturing Co. Ltd.	24,000	343
Retail Partners Co. Ltd.	36,000	314
Mimasu Semiconductor Industry Co. Ltd.	17,000	305
Matsuda Sangyo Co. Ltd.	16,800	295
Siix Corp.	38,200	292
Sinko Industries Ltd.	23,000	289
G-7 Holdings Inc.	22,600	284
Elan Corp.	35,700	279
G-Tekt Corp.	27,000	260
Nippon Parking Development Co. Ltd.	211,500	250
MarkLines Co. Ltd.	11,500	237
Fukui Computer Holdings Inc.	9,200	230
E-Guardian Inc.	10,200	230
Cresco Ltd.	14,900	216
Aoyama Zaisan Networks Co. Ltd.	22,000	207
WDB Holdings Co. Ltd.	9,500	200
Members Co. Ltd.	8,100	193
Value HR Co. Ltd.	17,800	191
Creek & River Co. Ltd.	11,400	184
CTS Co. Ltd.	27,500	183
Densan System Holdings Co. Ltd.	8,500	172
Digital Hearts Holdings Co. Ltd.	12,500	163
Japan Best Rescue System Co. Ltd.	18,500	145
Furukawa Battery Co. Ltd.	14,900	138
Aval Data Corp.	5,200	112
Ad-sol Nissin Corp.	7,700	93
ULS Group Inc.	2,800	85
		593,553
Mexico (0.7%)
America Movil SAB de CV Series L	24,043,356	23,400
Grupo Elektra SAB de CV	61,875	3,710
		27,110
Netherlands (0.7%)
Wolters Kluwer NV	279,540	28,229
New Zealand (0.2%)
Fisher & Paykel Healthcare Corp. Ltd.	614,142	8,440

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Norway (0.2%)
TOMRA Systems ASA	124,673	4,903
Borregaard ASA	108,877	2,077
		6,980
South Korea (0.9%)
NAVER Corp.	157,134	35,003
LEENO Industrial Inc.	9,550	1,324
AfreecaTV Co. Ltd.	8,409	721
JW Pharmaceutical Corp.	13,889	336
Interojo Co. Ltd.	10,728	274
DI Dong Il Corp.	14,020	266
Hanyang Eng Co. Ltd.	11,473	143
		38,067
Sweden (2.4%)
Hexagon AB Class B	2,211,035	28,529
Assa Abloy AB Class B	1,056,256	26,694
Nibe Industrier AB Class B	1,500,174	14,708
Swedish Match AB	1,683,798	13,411
Castellum AB	303,826	6,017
Fabege AB	289,108	3,509
AAK AB	190,430	3,304
Wihlborgs Fastigheter AB	142,147	2,465
Atrium Ljungberg AB Class B	50,842	831
Svolder AB	102,903	603
		100,071
Switzerland (17.1%)
Novartis AG (Registered)	2,035,288	179,857
Nestle SA (Registered)	1,336,182	172,493
Roche Holding AG	429,312	159,195
Sika AG (Registered)	163,083	49,815
Givaudan SA (Registered)	8,458	33,616
Partners Group Holding AG	24,168	25,606
Geberit AG (Registered)	38,216	21,794
Chocoladefabriken Lindt & Spruengli AG (Registered)	116	13,753
Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,136	12,740
Logitech International SA (Registered)	184,344	11,997
Temenos AG (Registered)	71,577	7,225
EMS-Chemie Holding AG (Registered)	7,229	6,449
DKSH Holding AG	38,270	3,286
Interroll Holding AG (Registered)	767	2,325
Roche Holding AG (Bearer)	4,890	1,964
ALSO Holding AG (Registered)	6,729	1,522
Orior AG	6,978	645
		704,282
Taiwan (0.5%)
Chailease Holding Co. Ltd.	1,464,650	11,639
Advantech Co. Ltd.	461,000	5,731
ASPEED Technology Inc.	26,459	2,324
Sinbon Electronics Co. Ltd.	208,000	1,827
		21,521
		Shares	Market Value• ($000)
Thailand (0.0%)
	Siam Global House PCL	109,956	70
United Kingdom (7.9%)
	Diageo plc	2,480,463	123,747
	RELX plc	2,111,225	62,894
	Ashtead Group plc	478,196	24,726
	Croda International plc	151,824	14,746
	Bunzl plc	359,190	13,858
	Halma plc	404,260	12,409
	Spirax-Sarco Engineering plc	78,332	11,820
	Smurfit Kappa Group plc (XDUB)	276,022	11,664
	Sage Group plc	1,193,314	10,951
	DCC plc	107,904	8,176
	B&M European Value Retail SA	905,558	5,548
	Dechra Pharmaceuticals plc	115,434	5,231
	Diploma plc	133,136	4,566
	Spectris plc	123,250	4,508
	Ultra Electronics Holdings plc	75,799	3,087
	Cranswick plc	56,394	2,242
	Genus plc	70,126	2,203
	Sirius Real Estate Ltd.	1,250,955	1,902
	Clarkson plc	29,750	1,370
	Hilton Food Group plc	77,809	1,181
	Clipper Logistics plc	91,576	991
	Avon Protection plc	32,852	436
*	Cazoo Group Ltd.	93,622	158
			328,414
Total Common Stocks (Cost $3,982,409)			4,110,137
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.409% (Cost $3,922)	39,225	3,922
Total Investments (99.6%) (Cost $3,986,331)			4,114,059
Other Assets and Liabilities—Net (0.4%)			15,621
Net Assets (100%)			4,129,680
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

International Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	23	4,747	(288)
Euro Stoxx 50 Index	June 2022	146	5,754	(48)
MSCI Emerging Markets Index	June 2022	115	6,080	(214)
Topix Index	June 2022	27	3,959	33
				(517)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/15/22	EUR	5,240	USD	5,719	—	(179)
Royal Bank of Canada	6/15/22	EUR	1,145	USD	1,273	—	(63)
BNP Paribas	6/15/22	INR	416,000	USD	5,370	46	—
State Street Bank & Trust Co.	6/15/22	JPY	98,050	USD	799	—	(43)
Bank of America, N.A.	6/15/22	JPY	60,474	USD	524	—	(57)
State Street Bank & Trust Co.	6/15/22	USD	6,283	CHF	5,748	359	—
Barclays Bank plc	6/15/22	USD	3,929	CHF	3,659	158	—
Bank of America, N.A.	6/15/22	USD	2,364	EUR	2,169	72	—
State Street Bank & Trust Co.	6/15/22	USD	1,324	GBP	1,000	66	—
BNP Paribas	6/15/22	USD	3,860	INR	300,000	—	(46)
State Street Bank & Trust Co.	6/15/22	USD	3,819	JPY	465,083	229	—
						930	(388)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $580,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,982,409)	4,110,137
Affiliated Issuers (Cost $3,922)	3,922
Total Investments in Securities	4,114,059
Investment in Vanguard	146
Cash Collateral Pledged—Futures Contracts	1,415
Cash Collateral Pledged—Forward Currency Contracts	10
Foreign Currency, at Value (Cost $2,405)	2,293
Receivables for Investment Securities Sold	2,043
Receivables for Accrued Income	17,378
Receivables for Capital Shares Issued	287
Variation Margin Receivable—Futures Contracts	22
Unrealized Appreciation—Forward Currency Contracts	930
Total Assets	4,138,583
Liabilities
Due to Custodian	8
Payables for Investment Securities Purchased	3,633
Payables for Capital Shares Redeemed	220
Payables to Vanguard	261
Unrealized Depreciation—Forward Currency Contracts	388
Deferred Foreign Capital Gains Taxes	4,393
Total Liabilities	8,903
Net Assets	4,129,680
At April 30, 2022, net assets consisted of:

Paid-in Capital	3,983,267
Total Distributable Earnings (Loss)	146,413
Net Assets	4,129,680

ETF Shares—Net Assets
Applicable to 51,350,532 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,838,858
Net Asset Value Per Share—ETF Shares	$74.76

Admiral Shares—Net Assets
Applicable to 7,991,034 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	290,822
Net Asset Value Per Share—Admiral Shares	$36.39

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	37,630
Non-Cash Dividends	3,522
Interest[2]	5
Securities Lending—Net	34
Total Income	41,191
Expenses
The Vanguard Group—Note B
Investment Advisory Services	210
Management and Administrative—ETF Shares	2,494
Management and Administrative—Admiral Shares	206
Marketing and Distribution—ETF Shares	61
Marketing and Distribution—Admiral Shares	7
Custodian Fees	194
Shareholders’ Reports—ETF Shares	67
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	3,261
Net Investment Income	37,930
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	11,107
Futures Contracts	(2,160)
Forward Currency Contracts	(660)
Foreign Currencies	(264)
Realized Net Gain (Loss)	8,023
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(555,276)
Futures Contracts	(559)
Forward Currency Contracts	868
Foreign Currencies	(1,190)
Change in Unrealized Appreciation (Depreciation)	(556,157)
Net Increase (Decrease) in Net Assets Resulting from Operations	(510,204)
1	Dividends are net of foreign withholding taxes of $5,484,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $2,006,000 .
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($247,000).

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,930	48,504
Realized Net Gain (Loss)	8,023	459,247
Change in Unrealized Appreciation (Depreciation)	(556,157)	351,103
Net Increase (Decrease) in Net Assets Resulting from Operations	(510,204)	858,854
Distributions
ETF Shares	(264,741)	(39,771)
Admiral Shares	(20,625)	(3,300)
Total Distributions	(285,366)	(43,071)
Capital Share Transactions
ETF Shares	427,199	943,215
Admiral Shares	24,833	38,209
Net Increase (Decrease) from Capital Share Transactions	452,032	981,424
Total Increase (Decrease)	(343,538)	1,797,207
Net Assets
Beginning of Period	4,473,218	2,676,011
End of Period	4,129,680	4,473,218

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$89.86	$69.97	$68.72	$58.65	$64.25	$54.43
Investment Operations
Net Investment Income[1]	.716	1.094	.958	1.452[2]	1.196	1.179
Net Realized and Unrealized Gain (Loss) on Investments[3]	(10.185)	19.776	1.551	9.578	(5.623)	9.715
Total from Investment Operations	(9.469)	20.870	2.509	11.030	(4.427)	10.894
Distributions
Dividends from Net Investment Income	(.449)	(.980)	(1.259)	(.960)	(1.173)	(1.074)
Distributions from Realized Capital Gains	(5.182)	—	—	—	—	—
Total Distributions	(5.631)	(.980)	(1.259)	(.960)	(1.173)	(1.074)
Net Asset Value, End of Period	$74.76	$89.86	$69.97	$68.72	$58.65	$64.25
Total Return	-11.11%	29.93%	3.73%	18.96%	-7.04%	20.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,839	$4,150	$2,456	$1,305	$861	$634
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.28%	1.40%	2.24%[2]	1.83%	1.96%
Portfolio Turnover Rate[4]	18%	65%	17%	42%	36%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.388 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.02, $.02, and $.04.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.72	$34.03	$33.42	$28.52	$31.24	$26.45
Investment Operations
Net Investment Income[1]	.343	.518	.453	.686[2]	.576	.573
Net Realized and Unrealized Gain (Loss) on Investments[3]	(4.936)	9.645	.765	4.679	(2.727)	4.720
Total from Investment Operations	(4.593)	10.163	1.218	5.365	(2.151)	5.293
Distributions
Dividends from Net Investment Income	(.216)	(.473)	(.608)	(.465)	(.569)	(.503)
Distributions from Realized Capital Gains	(2.521)	—	—	—	—	—
Total Distributions	(2.737)	(.473)	(.608)	(.465)	(.569)	(.503)
Net Asset Value, End of Period	$36.39	$43.72	$34.03	$33.42	$28.52	$31.24
Total Return[4]	-11.11%	29.96%	3.72%	18.96%	-7.03%	20.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$323	$220	$218	$175	$152
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.20%	0.20%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.25%	1.36%	2.24%[2]	1.83%	1.96%
Portfolio Turnover Rate[5]	18%	65%	17%	42%	36%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.188 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.02.
4	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

International Dividend Appreciation Index Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International Dividend Appreciation Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

International Dividend Appreciation Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $146,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International Dividend Appreciation Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	733,259	—	—	733,259
Common Stocks—Other	64,651	3,312,227	—	3,376,878
Temporary Cash Investments	3,922	—	—	3,922
Total	801,832	3,312,227	—	4,114,059
Derivative Financial Instruments
Assets
Futures Contracts[1]	33	—	—	33
Forward Currency Contracts	—	930	—	930
Total	33	930	—	963
Liabilities
Futures Contracts[1]	550	—	—	550
Forward Currency Contracts	—	388	—	388
Total	550	388	—	938
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International Dividend Appreciation Index Fund
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	33	—	33
Unrealized Appreciation—Forward Currency Contracts	—	930	930
Total Assets	33	930	963

Unrealized Depreciation—Futures Contracts[1]	550	—	550
Unrealized Depreciation—Forward Currency Contracts	—	388	388
Total Liabilities	550	388	938
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,160)	—	(2,160)
Forward Currency Contracts	—	(660)	(660)
Realized Net Gain (Loss) on Derivatives	(2,160)	(660)	(2,820)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(559)	—	(559)
Forward Currency Contracts	—	868	868
Change in Unrealized Appreciation (Depreciation) on Derivatives	(559)	868	309
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,996,264
Gross Unrealized Appreciation	391,732
Gross Unrealized Depreciation	(273,912)
Net Unrealized Appreciation (Depreciation)	117,820
F.	During the six months ended April 30, 2022, the fund purchased $1,148,054,000 of investment securities and sold $941,514,000 of investment securities, other than temporary cash investments. Purchases and sales include $365,035,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

International Dividend Appreciation Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	427,199	5,168	1,155,426	13,632
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(212,211)	(2,550)
Net Increase (Decrease)—ETF Shares	427,199	5,168	943,215	11,082
Admiral Shares
Issued[1]	31,128	770	69,649	1,698
Issued in Lieu of Cash Distributions	17,638	437	2,725	66
Redeemed[2]	(23,933)	(608)	(34,165)	(833)
Net Increase (Decrease)—Admiral Shares	24,833	599	38,209	931
1	Includes purchase fees for fiscal 2022 and 2021 of $78,000 and $175,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2022 and 2021 of $60,000 and $80,000, respectively (fund totals).
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2022
United Kingdom	13.3%
Japan	12.4
Canada	8.8
Australia	8.4
Switzerland	6.9
Germany	6.1
France	5.8
China	5.8
Taiwan	4.9
Brazil	2.9
Hong Kong	2.1
Italy	1.9
Saudi Arabia	1.7
Sweden	1.6
Spain	1.6
South Korea	1.5
Singapore	1.4
Finland	1.4
South Africa	1.3
Netherlands	1.2
Norway	1.0
Other	8.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

International High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (8.3%)
BHP Group Ltd.	1,864,842	62,315
Commonwealth Bank of Australia	633,550	46,049
National Australia Bank Ltd.	1,201,252	27,423
Westpac Banking Corp.	1,298,559	21,738
Australia & New Zealand Banking Group Ltd.	1,042,755	19,843
Macquarie Group Ltd.	128,744	18,534
Wesfarmers Ltd.	419,687	14,522
Transurban Group (XASX)	1,135,417	11,401
Rio Tinto Ltd.	137,127	10,847
Fortescue Metals Group Ltd.	588,702	8,897
Woodside Petroleum Ltd.	358,388	7,797
Amcor plc GDR	576,739	6,838
Coles Group Ltd.	471,219	6,196
South32 Ltd.	1,746,274	5,816
QBE Insurance Group Ltd.	553,146	4,772
Sonic Healthcare Ltd.	180,162	4,653
ASX Ltd.	73,224	4,427
Telstra Corp. Ltd.	1,551,919	4,405
Brambles Ltd.	521,992	3,855
Suncorp Group Ltd.	473,066	3,798
APA Group	426,689	3,429
Computershare Ltd. (XASX)	194,182	3,423
Origin Energy Ltd.	631,849	3,022
Insurance Australia Group Ltd.	918,612	2,933
Tabcorp Holdings Ltd.	766,425	2,931
Endeavour Group Ltd.	456,563	2,499
Lendlease Corp. Ltd.	265,236	2,272
Medibank Pvt Ltd.	1,011,052	2,272
Ampol Ltd.	86,221	2,027
Incitec Pivot Ltd.	751,060	2,026
Aurizon Holdings Ltd.	645,652	1,823
Atlas Arteria Ltd.	360,180	1,750
Orica Ltd.	144,692	1,663
JB Hi-Fi Ltd.	44,903	1,663
AGL Energy Ltd.	238,774	1,452
Bendigo & Adelaide Bank Ltd.	194,649	1,451
carsales.com Ltd.	97,328	1,437
	Shares	Market Value• ($000)
Bank of Queensland Ltd.	231,296	1,312
Worley Ltd.	133,856	1,302
Metcash Ltd.	387,524	1,301
Challenger Ltd.	248,065	1,255
Iluka Resources Ltd.	157,134	1,231
Alumina Ltd.	932,704	1,174
Whitehaven Coal Ltd.	335,664	1,153
Downer EDI Ltd.	259,614	1,004
Orora Ltd.	316,237	886
Ansell Ltd.	44,648	855
Harvey Norman Holdings Ltd.	223,920	798
CSR Ltd.	185,119	793
Deterra Royalties Ltd.	177,264	601
Magellan Financial Group Ltd.	49,422	559
Insignia Financial Ltd.	215,925	519
Perpetual Ltd.	19,823	456
Adbri Ltd.	168,235	343
Platinum Asset Management Ltd.	207,843	272
Woolworths Group Ltd.	2,660	72
James Hardie Industries plc GDR	992	29
Sims Ltd.	376	5
		348,119
Austria (0.2%)
Erste Group Bank AG	117,402	3,655
OMV AG	50,989	2,606
ANDRITZ AG	27,300	1,161
voestalpine AG	40,593	1,056
Raiffeisen Bank International AG	48,865	556
Telekom Austria AG Class A	44,111	315
		9,349
Belgium (0.4%)
KBC Group NV	102,098	6,946
Groupe Bruxelles Lambert SA	36,641	3,458
Ageas SA	66,774	3,195
Solvay SA	25,168	2,367
Proximus SADP	53,054	927
Etablissements Franz Colruyt NV	21,345	784
Telenet Group Holding NV	16,756	499
		18,176

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Brazil (2.9%)
	Vale SA	1,521,588	25,634
	Petroleo Brasileiro SA Preference Shares	2,049,083	12,550
	Petroleo Brasileiro SA	1,389,900	9,401
	B3 SA - Brasil Bolsa Balcao	2,280,514	6,135
	Banco Bradesco SA Preference Shares	1,536,517	5,588
	Itau Unibanco Holding SA Preference Shares	1,021,507	4,932
	JBS SA	528,200	4,044
	Ambev SA	1,334,150	3,918
	Itausa SA Preference Shares	1,782,625	3,321
	Gerdau SA Preference Shares	399,000	2,257
	Itau Unibanco Holding SA	548,100	2,226
	Banco Do Brasil SA	315,718	2,121
	Itau Unibanco Holding SA ADR	426,251	2,042
	Cosan SA	446,600	1,897
	Equatorial Energia SA	358,473	1,859
	Vibra Energia SA	405,167	1,731
	Banco Bradesco SA	562,146	1,695
	Centrais Eletricas Brasileiras SA	204,600	1,675
	Banco Bradesco SA ADR	379,135	1,365
	BB Seguridade Participacoes SA	245,057	1,261
	Klabin SA	296,200	1,243
	Centrais Eletricas Brasileiras SA Preference Shares	141,400	1,148
	Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,129
	Hypera SA	139,482	1,056
	Cia Siderurgica Nacional SA	241,100	1,028
	CCR SA	398,810	1,001
	Ultrapar Participacoes SA	358,500	948
[1]	Telefonica Brasil SA ADR	85,163	903
	Energisa SA	90,900	876
	Banco Santander Brasil SA	133,902	860
	Telefonica Brasil SA	75,918	817
	Sul America SA	146,850	789
	TIM SA	286,054	780
	Ambev SA ADR	263,122	766
	Cia Paranaense de Energia Preference Shares	501,300	754
	Transmissora Alianca de Energia Eletrica SA	73,919	658
	Cia Energetica de Minas Gerais ADR	207,941	630
	Raizen SA Preference Shares	441,000	615
	Braskem SA Preference Shares	74,700	608
	Bradespar SA Preference Shares	100,007	593
	Sao Martinho SA	61,900	581
	Metalurgica Gerdau SA Preference Shares	250,000	574
	CPFL Energia SA	71,000	519
		Shares	Market Value• ($000)
	Cia Energetica de Minas Gerais Preference Shares	165,824	492
	Engie Brasil Energia SA	57,816	490
	Marfrig Global Foods SA	127,900	485
	EDP - Energias do Brasil SA	92,776	397
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	74,808	381
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	151,000	345
	Cielo SA	495,200	341
	Dexco SA	130,400	339
	Neoenergia SA	85,400	324
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	111,600	319
	Auren Energia SA	101,602	301
	Caixa Seguridade Participacoes SA	182,900	290
	Banco Pan SA Preference Shares	144,000	273
	Porto Seguro SA	57,418	236
	Cia Brasileira de Distribuicao	55,100	227
	Odontoprev SA	99,440	204
	SIMPAR SA	78,900	186
	CSN Mineracao SA	163,200	172
			120,330
Canada (8.7%)
	Royal Bank of Canada	528,102	53,338
	Toronto-Dominion Bank	675,402	48,784
	Enbridge Inc.	751,706	32,803
	Bank of Nova Scotia	448,387	28,394
	Canadian Natural Resources Ltd.	430,460	26,642
[1]	Bank of Montreal	245,663	26,047
	TC Energy Corp.	362,756	19,188
	Suncor Energy Inc.	532,883	19,156
	Canadian Imperial Bank of Commerce	161,408	17,844
	Manulife Financial Corp.	718,029	14,040
	Sun Life Financial Inc.	215,454	10,719
	National Bank of Canada	125,210	8,745
	Fortis Inc. (XTSE)	173,276	8,431
	Pembina Pipeline Corp.	206,737	7,823
	Rogers Communications Inc. Class B	131,473	7,162
	Restaurant Brands International Inc. (XTSE)	114,651	6,550
	BCE Inc.	113,155	6,016
	Power Corp. of Canada	202,067	5,946
	Shaw Communications Inc. Class B	160,817	4,789
	TELUS Corp.	169,349	4,237
[2]	Hydro One Ltd.	114,920	3,107
	Great-West Lifeco Inc.	98,648	2,721
[1]	Canadian Utilities Ltd. Class A	45,781	1,376
	IGM Financial Inc.	29,241	927
			364,785

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Chile (0.2%)
	Banco De Chile	15,957,237	1,593
	Empresas COPEC SA	174,710	1,285
	Banco Santander Chile ADR	40,199	781
	Banco de Credito e Inversiones SA	18,369	568
	Enel Americas SA	4,146,802	434
	Banco Santander Chile SA	7,353,909	354
	Enel Americas SA ADR	66,135	352
	CAP SA	27,655	343
	Cia Cervecerias Unidas SA	40,957	274
	Enel Chile SA	10,274,475	271
	Colbun SA	3,097,393	221
	Embotelladora Andina SA Preference Shares	119,766	218
	Cencosud Shopping SA	135,840	139
			6,833
China (5.8%)
	China Construction Bank Corp. Class H	34,168,000	24,341
	Industrial & Commercial Bank of China Ltd. Class H	29,265,000	17,641
	Ping An Insurance Group Co. of China Ltd. Class H	2,284,500	14,440
	Bank of China Ltd. Class H	25,610,000	10,049
	China Merchants Bank Co. Ltd. Class H	1,320,928	7,962
	China Resources Land Ltd.	1,061,000	4,739
	China Overseas Land & Investment Ltd.	1,462,500	4,518
	China Petroleum and Chemical Corp. (Sinopec) Class H	8,814,000	4,314
	China Shenhua Energy Co. Ltd. Class H	1,296,500	4,142
	Agricultural Bank of China Ltd. Class H	10,511,000	3,942
	China Life Insurance Co. Ltd. Class H	2,695,000	3,916
	China Merchants Bank Co. Ltd. Class A	622,100	3,750
	PetroChina Co. Ltd. Class H	7,748,000	3,678
[2]	Longfor Group Holdings Ltd.	665,600	3,296
	Zijin Mining Group Co. Ltd. Class H	2,250,000	3,276
[2]	Postal Savings Bank of China Co. Ltd. Class H	3,611,000	2,738
	PICC Property & Casualty Co. Ltd. Class H	2,520,000	2,577
	CITIC Securities Co. Ltd. Class H	1,104,757	2,427
	China Pacific Insurance Group Co. Ltd. Class H	1,078,800	2,392
	Anhui Conch Cement Co. Ltd. Class H	425,828	2,314
	China Yangtze Power Co. Ltd. Class A	644,600	2,216
		Shares	Market Value• ($000)
	Country Garden Holdings Co.	2,951,000	2,041
	Bank of Communications Ltd. Class H	2,880,000	2,004
[2]	China Tower Corp. Ltd. Class H	16,942,000	1,977
	China Vanke Co. Ltd. Class H	807,505	1,904
	Citic Pacific Ltd.	1,814,000	1,877
	China National Building Material Co. Ltd. Class H	1,382,000	1,839
	China CITIC Bank Corp. Ltd. Class H	3,580,320	1,820
	Industrial Bank Co. Ltd. Class A	579,700	1,788
	Yanzhou Coal Mining Co. Ltd. Class H	596,000	1,681
	Great Wall Motor Co. Ltd. Class H	1,135,000	1,589
	Bank of China Ltd. Class A	3,221,200	1,576
	Agricultural Bank of China Ltd. Class A	3,201,256	1,484
	Ping An Insurance Group Co. of China Ltd. Class A	213,200	1,432
	Kingboard Holdings Ltd.	304,500	1,371
	China Resources Gas Group Ltd.	354,000	1,330
	Guangdong Investment Ltd.	1,034,000	1,324
	China Resources Power Holdings Co. Ltd.	695,000	1,307
[2]	Huatai Securities Co. Ltd. Class H	939,000	1,291
	Industrial & Commercial Bank of China Ltd. Class A	1,768,500	1,280
	China Gas Holdings Ltd.	1,043,200	1,272
	Hengan International Group Co. Ltd.	253,343	1,197
	Sinopharm Group Co. Ltd. Class H	478,000	1,100
	Kunlun Energy Co. Ltd.	1,312,000	1,089
	China Hongqiao Group Ltd.	850,000	1,058
[2]	CGN Power Co. Ltd. Class H	3,641,000	1,023
	Guangzhou Automobile Group Co. Ltd. Class H	1,204,000	1,021
	People's Insurance Co. Group of China Ltd. Class H	3,159,000	1,006
	China Petroleum & Chemical Corp. Class A	1,473,500	965
	Weichai Power Co. Ltd. Class H	687,000	960
	China State Construction Engineering Corp. Ltd. Class A	1,003,100	952
	Huaneng Power International Inc. Class H	1,888,000	948
	China Power International Development Ltd.	1,949,370	943

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Merchants Port Holdings Co. Ltd.	534,000	932
	Fosun International Ltd.	872,500	920
	China Railway Group Ltd. Class A	853,100	915
	Haitong Securities Co. Ltd. Class H	1,308,400	914
	China Minsheng Banking Corp. Ltd. Class H	2,366,970	898
	China Coal Energy Co. Ltd. Class H	1,050,000	884
[2]	China Feihe Ltd.	924,000	878
	Wanhua Chemical Group Co. Ltd. Class A	74,500	874
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	213,600	873
	China State Construction International Holdings Ltd.	664,000	857
	Shanghai Pudong Development Bank Co. Ltd. Class A	700,800	852
	New China Life Insurance Co. Ltd. Class H	332,133	842
	China Jinmao Holdings Group Ltd.	2,486,000	817
	China Everbright International Ltd.	1,357,000	797
	Poly Developments and Holdings Group Co. Ltd. Class A	285,700	787
	China Resources Cement Holdings Ltd.	938,000	778
	Beijing Enterprises Holdings Ltd.	224,500	759
	China Shenhua Energy Co. Ltd. Class A	162,600	756
	BOE Technology Group Co. Ltd. Class A	1,313,800	753
	JOYY Inc. ADR	18,723	741
	China Medical System Holdings Ltd.	507,000	726
	China Galaxy Securities Co. Ltd. Class H	1,325,000	721
[3]	Sunac China Holdings Ltd.	1,231,391	719
	CIFI Holdings Group Co. Ltd.	1,466,000	705
	China Railway Group Ltd. Class H	997,000	698
	Bank of Nanjing Co. Ltd. Class A	393,600	689
	Beijing Enterprises Water Group Ltd.	2,124,000	687
	China Insurance International Holdings Co. Ltd.	594,000	679
	Guotai Junan Securities Co. Ltd. Class A	300,800	661
[2]	China Merchants Securities Co. Ltd. Class H	636,360	658
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	396,500	641
	Far East Horizon Ltd.	785,000	640
		Shares	Market Value• ($000)
	SAIC Motor Corp. Ltd. Class A	256,500	616
	Anhui Conch Cement Co. Ltd. Class A	101,100	611
	Yanzhou Coal Mining Co. Ltd. Class A	114,000	598
	China Pacific Insurance Group Co. Ltd. Class A	189,700	595
	China Construction Bank Corp. Class A	645,400	592
	Bank of Communications Co. Ltd. Class A	769,100	591
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	959,000	561
	Kingboard Laminates Holdings Ltd.	365,500	561
	Bosideng International Holdings Ltd.	1,088,000	543
	Shaanxi Coal Industry Co. Ltd. Class A	207,500	540
	GF Securities Co. Ltd. Class H	432,400	540
	Yuexiu Property Co. Ltd.	514,600	535
	GF Securities Co. Ltd. Class A	221,300	533
	Nine Dragons Paper Holdings Ltd.	598,000	528
	China Everbright Bank Co. Ltd. Class H	1,454,000	527
	China Cinda Asset Management Co. Ltd. Class H	3,124,000	527
	Zhejiang Expressway Co. Ltd. Class H	636,000	524
	CRRC Corp. Ltd. Class H	1,410,000	523
	Greentown China Holdings Ltd.	288,000	506
	Sany Heavy Industry Co. Ltd. Class A	202,900	505
	China Vanke Co. Ltd. Class A	171,700	504
	China Lesso Group Holdings Ltd.	390,000	488
	Cosco Shipping Ports Ltd.	674,000	481
	Yangzijiang Shipbuilding Holdings Ltd.	734,900	479
[2]	Topsports International Holdings Ltd.	619,000	473
	China Communications Services Corp. Ltd. Class H	1,022,000	465
	China Minsheng Banking Corp. Ltd. Class A	809,700	454
	Baoshan Iron & Steel Co. Ltd. Class A	455,800	444
	Inner Mongolia Yitai Coal Co. Ltd. Class B	326,400	438
	Hopson Development Holdings Ltd.	222,400	429
	Henan Shuanghui Investment & Development Co. Ltd. Class A	93,000	418
	Shougang Fushan Resources Group Ltd.	1,116,164	417

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Haitong Securities Co. Ltd. Class A	304,000	414
	Bank of Beijing Co. Ltd. Class A	588,400	407
*,2,3	Evergrande Property Services Group Ltd.	1,370,500	402
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,029,000	400
*	Brilliance China Automotive Holdings Ltd.	516,000	385
	Seazen Group Ltd.	911,549	385
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	158,800	377
	Shenzhen International Holdings Ltd.	348,000	373
[2]	Dali Foods Group Co. Ltd.	716,500	365
	China National Nuclear Power Co. Ltd. Class A	334,500	359
	Jinke Smart Services Group Co. Ltd. Class H	108,000	352
	Bank of Hangzhou Co. Ltd. Class A	150,350	346
	Huaxia Bank Co. Ltd. Class A	410,700	339
	Metallurgical Corp. of China Ltd. Class H	1,315,000	337
	Postal Savings Bank of China Co. Ltd. Class A	409,000	333
	Citic Pacific Special Steel Group Co. Ltd. Class A	122,302	332
	China United Network Communications Ltd. Class A	621,000	331
	Bank of Shanghai Co. Ltd. Class A	327,933	322
	China Suntien Green Energy Corp. Ltd. Class H	565,000	319
	Bank of Guiyang Co. Ltd. Class A	341,900	318
	Sinotrans Ltd. Class H	1,044,000	315
[2]	CSC Financial Co. Ltd. Class H	339,500	313
	Sinotruk Hong Kong Ltd.	256,760	311
	China Everbright Bank Co. Ltd. Class A	641,500	309
	Daqin Railway Co. Ltd. Class A	302,900	305
[3]	Shimao Group Holdings Ltd.	534,000	301
	China Everbright Ltd.	310,000	297
	China International Marine Containers Group Co. Ltd. Class A	156,700	295
	Jiangsu Expressway Co. Ltd. Class H	298,000	294
	Yangzijiang Financial Holding	728,400	287
[2]	China Resources Pharmaceutical Group Ltd.	536,000	282
		Shares	Market Value• ($000)
	Huadian Power International Corp. Ltd. Class H	810,000	281
[2]	China Railway Signal & Communication Corp. Ltd. Class H	818,000	274
	Angang Steel Co. Ltd. Class H	623,000	273
[2]	A-Living Smart City Services Co. Ltd.	170,000	269
	Livzon Pharmaceutical Group Inc. Class H	79,600	268
	Hengli Petrochemical Co. Ltd. Class A	82,600	260
	Shanghai Industrial Holdings Ltd.	174,000	256
	Sinopec Engineering Group Co. Ltd. Class H	490,000	256
	Jiangsu Expressway Co. Ltd. Class A	207,500	256
	Shenzhen Investment Ltd.	1,144,000	247
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	270,462	247
	Shanghai International Port Group Co. Ltd. Class A	274,600	246
	Huayu Automotive Systems Co. Ltd. Class A	80,200	237
	Agile Group Holdings Ltd.	488,000	234
	Gemdale Corp. Class A	106,500	231
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	438,000	230
	China Merchants Securities Co. Ltd. Class A	117,200	226
[2]	Legend Holdings Corp. Class H	191,100	226
[2]	BAIC Motor Corp. Ltd. Class H	720,500	225
	SDIC Power Holdings Co. Ltd. Class A	150,900	221
	Seazen Holdings Co. Ltd. Class A	51,600	216
	TCL Technology Group Corp. Class A	342,400	215
	Kwg Group Holdings Ltd.	597,530	214
[2]	Guotai Junan Securities Co. Ltd. Class H	161,600	209
	Guangzhou R&F Properties Co. Ltd. Class H	559,600	208
	New China Life Insurance Co. Ltd. Class A	44,400	200
*	Huaxin Cement Co. Ltd. Class H	103,400	192
	Shanghai Electric Group Co. Ltd. Class H	786,000	191
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	72,000	186
	BBMG Corp. Class A	437,400	185

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	Orient Securities Co. Ltd. Class H	306,000	184
	Sino-Ocean Group Holding Ltd.	967,000	183
	China Reinsurance Group Corp. Class H	2,045,000	178
	Guosen Securities Co. Ltd. Class A	119,900	175
	Lao Feng Xiang Co. Ltd. Class B	53,900	173
	China National Chemical Engineering Co. Ltd. Class A	125,300	172
	Yanlord Land Group Ltd.	194,900	171
	Tangshan Jidong Cement Co. Ltd. Class A	104,600	170
	Shengyi Technology Co. Ltd. Class A	67,100	169
	Jinke Properties Group Co. Ltd. Class A	245,400	167
	Datang International Power Generation Co. Ltd. Class H	1,028,000	165
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	176,000	161
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	344,300	161
	Maanshan Iron & Steel Co. Ltd. Class H	400,000	156
[2]	Shimao Services Holdings Ltd.	283,000	149
	Jointown Pharmaceutical Group Co. Ltd. Class A	75,600	147
	Chongqing Changan Automobile Co. Ltd. Class B	314,120	146
	Sichuan Chuantou Energy Co. Ltd. Class A	86,100	144
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	89,920	144
	Anhui Expressway Co. Ltd. Class H	162,000	143
	Beijing Jingneng Clean Energy Co. Ltd. Class H	534,000	136
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	150,400	135
	Dongfang Electric Corp. Ltd. Class H	125,200	135
	LB Group Co. Ltd. Class A	49,200	135
	Xinjiang Tianshan Cement Co. Ltd. Class A	73,600	135
	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,400	135
	Huaxin Cement Co. Ltd. Class A	39,900	132
	Huafon Chemical Co. Ltd. Class A	112,800	132
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	27,500	132
		Shares	Market Value• ($000)
	Hengyi Petrochemical Co. Ltd. Class A	112,700	130
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	690,720	129
	Logan Group Co. Ltd.	403,000	125
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	52,100	122
	Kingfa Sci & Tech Co. Ltd. Class A	94,900	119
	Xiamen Tungsten Co. Ltd. Class A	50,400	119
	Shenzhen Expressway Corp. Ltd. Class A	84,100	118
	Shenzhen Expressway Co. Ltd. Class H	114,000	117
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	532,800	111
	Metallurgical Corp. of China Ltd. Class A	209,700	111
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	81,800	111
	Hunan Valin Steel Co. Ltd. Class A	124,800	109
	Jizhong Energy Resources Co. Ltd. Class A	95,600	109
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	53,500	106
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	106
	Weifu High-Technology Group Co. Ltd. Class B	47,500	97
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	72,500	94
[2]	China East Education Holdings Ltd.	180,500	92
	Shandong Chenming Paper Holdings Ltd. Class H	234,000	92
	G-bits Network Technology Xiamen Co. Ltd. Class A	1,800	92
	Bank of Jiangsu Co. Ltd. Class A	82,160	91
	China CITIC Bank Corp. Ltd. Class A	117,800	90
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	145,900	87
	Huaneng Power International Inc. Class A	78,600	86
	Xiamen C & D Inc. Class A	39,100	85
	Beijing Capital Development Co. Ltd. Class A	97,700	84
	Maanshan Iron & Steel Co. Ltd. Class A	139,300	83
	Beijing Shunxin Agriculture Co. Ltd. Class A	26,200	81

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
RiseSun Real Estate Development Co. Ltd. Class A	131,500	75
Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	75
Greenland Holdings Corp. Ltd. Class A	99,645	72
Zhejiang Longsheng Group Co. Ltd. Class A	47,200	72
Huaibei Mining Holdings Co. Ltd. Class A	33,800	72
Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	71
Yango Group Co. Ltd. Class A	170,600	67
Bank of Qingdao Co. Ltd. Class A	116,750	64
Bank of Chengdu Co. Ltd. Class A	24,400	62
Bank of Changsha Co. Ltd. Class A	53,300	60
Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,400	59
Jiangxi Zhengbang Technology Co. Ltd. Class A	67,200	59
Shanghai Construction Group Co. Ltd. Class A	121,100	59
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	55
Zhuzhou Kibing Group Co. Ltd. Class A	32,900	55
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	50
Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	49
Financial Street Holdings Co. Ltd. Class A	48,800	48
China South Publishing & Media Group Co. Ltd. Class A	33,100	48
Sinoma International Engineering Co. Class A	41,200	48
Weifu High-Technology Group Co. Ltd. Class A	15,000	46
China Zheshang Bank Co. Ltd. Class A	91,600	46
Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	44
Huadian Power International Corp. Ltd. Class A	74,000	42
Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	41
Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	41
Shenzhen Jinjia Group Co. Ltd. Class A	29,400	39
Sansteel Minguang Co. Ltd. Fujian Class A	36,500	38
Joyoung Co. Ltd. Class A	16,600	38
		Shares	Market Value• ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	34
	Zhejiang Runtu Co. Ltd. Class A	27,500	32
	Chongqing Water Group Co. Ltd. Class A	39,200	32
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	11,900	32
	Shanghai AJ Group Co. Ltd. Class A	35,400	32
	Jiayuan International Group Ltd.	208,000	31
	Shenzhen Gas Corp. Ltd. Class A	31,300	30
	Nanjing Iron & Steel Co. Ltd. Class A	54,500	29
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	29
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	29
	Liuzhou Iron & Steel Co. Ltd. Class A	38,900	26
	Shanghai Shimao Co. Ltd. Class A	54,300	25
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	24
[2]	Everbright Securities Co. Ltd. Class H	37,400	23
	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	22
	China Railway Signal & Communication Corp. Ltd. Class A	23,250	15
			241,599
Colombia (0.1%)
	Bancolombia SA	148,145	1,453
	Ecopetrol SA ADR	78,052	1,267
	Bancolombia SA ADR	27,720	1,075
	Interconexion Electrica SA ESP	166,619	916
	Grupo Aval Acciones y Valores SA Preference Shares	1,190,549	256
	Cementos Argos SA	159,873	243
*	Bac Holding International Co.	2,512,537	182
	Ecopetrol SA	101,529	82
	Grupo Aval Acciones y Valores SA ADR	18,290	76
			5,550
Czech Republic (0.1%)
	CEZ A/S	56,860	2,437
[2]	Moneta Money Bank A/S	123,353	462
			2,899
Denmark (0.3%)
	AP Moller - Maersk A/S Class B	2,011	5,820
	Danske Bank A/S	246,817	3,786
	Tryg A/S	112,014	2,664
			12,270

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Egypt (0.0%)
	Eastern Co. SAE	317,063	185
	Telecom Egypt Co.	171,834	152
	ElSewedy Electric Co.	218,457	92
			429
Finland (1.4%)
	Nordea Bank Abp (XHEL)	1,348,709	13,456
	Sampo OYJ Class A	185,291	8,997
	Kone OYJ Class B	146,619	7,049
	UPM-Kymmene OYJ	198,005	6,850
	Stora Enso OYJ Class R	213,659	4,205
	Elisa OYJ	52,133	3,056
	Fortum OYJ	161,415	2,684
	Kesko OYJ Class B	98,949	2,491
	Metso Outotec OYJ	221,623	1,887
	Valmet OYJ	60,246	1,613
	Orion OYJ Class B	40,604	1,593
	Huhtamaki OYJ	37,990	1,436
	Wartsila OYJ Abp	175,006	1,405
	Nokian Renkaat OYJ	51,631	693
			57,415
France (5.8%)
	TotalEnergies SE	879,616	43,192
	Sanofi	402,408	42,532
	BNP Paribas SA	398,228	20,649
	AXA SA	715,392	18,926
	Vinci SA	185,520	18,002
	Danone SA	222,131	13,433
	Cie de Saint-Gobain	175,072	10,213
	Orange SA	709,587	8,448
	Cie Generale des Etablissements Michelin SCA	65,214	8,077
	Societe Generale SA	286,904	6,895
	Veolia Environnement SA	232,434	6,782
	Publicis Groupe SA	83,112	4,990
	Carrefour SA	233,473	4,951
	Credit Agricole SA	451,112	4,871
	Engie SA (XPAR)	280,918	3,315
	Eiffage SA	28,989	2,863
	Bouygues SA	76,699	2,637
*	Engie SA	201,086	2,373
	Sodexo SA (XPAR)	31,531	2,372
*	Rexel SA	115,055	2,357
	Valeo	90,666	1,648
	SCOR SE	57,520	1,626
	Engie SA Loyalty Shares	132,130	1,559
[2]	La Francaise des Jeux SAEM	35,129	1,312
	CNP Assurances	57,849	1,271
[2]	Amundi SA	20,448	1,229
	Electricite de France SA (XPAR)	121,228	1,102
	Faurecia SE (XPAR)	46,930	1,020
	Wendel SE	9,823	979
*	EDF Loyalty Shares 2024	103,154	938
	Orpea SA	17,328	620
[2]	ALD SA	32,578	443
	Cie Plastic Omnium SA	17,843	289
			241,914
Germany (6.1%)
	Allianz SE (Registered)	152,368	34,379
	Siemens AG (Registered)	279,359	34,349
		Shares	Market Value• ($000)
	Bayer AG (Registered)	364,594	24,016
	Deutsche Telekom AG (Registered)	1,248,969	23,008
	Mercedes-Benz Group AG	313,147	21,858
	BASF SE	339,215	17,864
	Deutsche Post AG (Registered)	363,936	15,548
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	51,815	12,339
	Vonovia SE	287,618	11,459
	Volkswagen AG Preference Shares	68,047	10,538
	Bayerische Motoren Werke AG	119,110	9,727
	E.ON SE	801,067	8,337
	Porsche Automobil Holding SE Preference Shares	57,626	4,753
	Hannover Rueck SE	22,406	3,483
	HeidelbergCement AG	52,025	2,997
[2]	Covestro AG	65,158	2,805
	LEG Immobilien SE (XETR)	26,381	2,705
	Volkswagen AG	12,005	2,603
	Aroundtown SA	435,100	2,188
	Evonik Industries AG	70,173	1,836
	Bayerische Motoren Werke AG Preference Shares	20,766	1,530
	Wacker Chemie AG	5,796	920
	Uniper SE	32,629	839
	Talanx AG	19,124	795
	Telefonica Deutschland Holding AG	223,458	672
*	RTL Group SA	12,624	656
	Fielmann AG	10,733	543
[2]	DWS Group GmbH & Co. KGaA	13,408	441
	HOCHTIEF AG	6,807	412
	Traton SE	17,114	285
			253,885
Greece (0.1%)
	Hellenic Telecommunications Organization SA	82,864	1,594
	OPAP SA	76,218	1,130
	JUMBO SA	42,567	690
	Mytilineos SA	35,094	650
	Motor Oil Hellas Corinth Refineries SA	21,700	343
	Hellenic Petroleum SA	17,833	135
			4,542
Hong Kong (2.1%)
	CK Hutchison Holdings Ltd.	999,000	7,011
	Sun Hung Kai Properties Ltd.	536,500	6,179
	CLP Holdings Ltd.	611,500	5,967
	CK Asset Holdings Ltd.	739,064	5,010
	BOC Hong Kong Holdings Ltd.	1,347,000	4,876
	Hang Seng Bank Ltd.	269,900	4,779
	Hong Kong & China Gas Co. Ltd.	4,050,400	4,467

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Jardine Matheson Holdings Ltd.	76,600	4,057
	Power Assets Holdings Ltd.	525,599	3,537
	MTR Corp. Ltd.	532,500	2,829
	Wharf Real Estate Investment Co. Ltd.	598,000	2,818
	Lenovo Group Ltd.	2,730,000	2,651
	Hongkong Land Holdings Ltd.	427,800	1,996
	New World Development Co. Ltd.	512,750	1,961
	Henderson Land Development Co. Ltd.	475,587	1,923
	Sino Land Co. Ltd.	1,454,000	1,922
[2]	WH Group Ltd.	2,764,099	1,909
	Want Want China Holdings Ltd.	1,878,000	1,695
	Xinyi Glass Holdings Ltd.	760,000	1,682
	Hang Lung Properties Ltd.	826,576	1,581
	CK Infrastructure Holdings Ltd.	218,472	1,469
	SITC International Holdings Co. Ltd.	434,000	1,443
	Swire Pacific Ltd. Class A	240,788	1,372
	Orient Overseas International Ltd.	49,500	1,366
	Tingyi Cayman Islands Holding Corp.	699,000	1,276
	ASM Pacific Technology Ltd.	109,000	1,098
	Chow Tai Fook Jewellery Group Ltd.	640,200	1,073
	Swire Properties Ltd.	383,698	920
	PCCW Ltd.	1,546,793	876
	Bank of East Asia Ltd.	490,980	727
	Kerry Properties Ltd.	252,000	681
	Hysan Development Co. Ltd.	207,000	609
[2]	BOC Aviation Ltd.	75,100	589
	Minth Group Ltd.	234,000	551
	Man Wah Holdings Ltd.	535,200	501
	NWS Holdings Ltd.	496,000	449
	Uni-President China Holdings Ltd.	443,000	388
	VTech Holdings Ltd.	53,400	378
	First Pacific Co. Ltd.	870,000	351
	United Energy Group Ltd.	2,534,000	298
	Dairy Farm International Holdings Ltd.	98,300	265
	Lee & Man Paper Manufacturing Ltd.	549,000	263
[2]	Js Global Lifestyle Co. Ltd.	207,500	246
	Towngas Smart Energy Co. Ltd.	416,185	206
	Cafe de Coral Holdings Ltd.	127,170	200
	Shui On Land Ltd.	1,065,000	151
	Nexteer Automotive Group Ltd.	259,000	146
	Dah Sing Financial Holdings Ltd.	50,000	145
	Johnson Electric Holdings Ltd.	109,000	124
		Shares	Market Value• ($000)
	Haitong International Securities Group Ltd.	738,000	117
	Dah Sing Banking Group Ltd.	111,600	94
	Guotai Junan International Holdings Ltd.	441,000	48
	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,000	25
*	DFZQ Rights Exp. 5/20/22	85,680	—
			87,295
Hungary (0.0%)
	MOL Hungarian Oil & Gas plc	133,384	1,131
	Richter Gedeon Nyrt	53,753	1,072
	Magyar Telekom Telecommunications plc	151,297	164
			2,367
India (0.9%)
	HCL Technologies Ltd.	394,287	5,523
	ITC Ltd.	1,086,689	3,663
	Power Grid Corp. of India Ltd.	1,152,961	3,417
	NTPC Ltd.	1,624,618	3,298
	Oil & Natural Gas Corp. Ltd.	1,389,423	2,879
	Vedanta Ltd.	448,145	2,357
	Indian Oil Corp. Ltd.	1,053,718	1,719
	Bharat Petroleum Corp. Ltd.	354,530	1,668
	Coal India Ltd.	675,497	1,602
	Hero MotoCorp Ltd.	46,102	1,498
	Gail India Ltd.	682,691	1,411
	Bajaj Auto Ltd.	25,229	1,225
	Hindustan Petroleum Corp. Ltd.	243,641	856
	Petronet LNG Ltd.	253,063	671
	Power Finance Corp. Ltd.	413,404	632
	REC Ltd.	355,551	587
	NMDC Ltd.	265,947	552
	Steel Authority of India Ltd.	383,937	479
	NHPC Ltd.	955,150	412
	Oil India Ltd.	131,554	388
	Oracle Financial Services Software Ltd.	8,063	373
	Hindustan Zinc Ltd.	84,939	355
	Indiabulls Housing Finance Ltd.	156,223	310
	Sun TV Network Ltd.	44,479	279
	Castrol India Ltd.	197,577	278
			36,432
Indonesia (0.7%)
	Bank Rakyat Indonesia Persero Tbk PT	24,130,659	8,040
	Telkom Indonesia Persero Tbk PT	17,397,200	5,539
	Bank Mandiri Persero Tbk PT	6,896,500	4,235
	Astra International Tbk PT	7,573,700	3,955
	United Tractors Tbk PT	569,504	1,188

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Adaro Energy Tbk PT	4,420,900	1,010
	Indofood Sukses Makmur Tbk PT	1,719,300	748
	Sarana Menara Nusantara Tbk PT	9,494,700	661
	Unilever Indonesia Tbk PT	1,921,800	514
	Indocement Tunggal Prakarsa Tbk PT	636,700	459
	Bukit Asam Tbk PT	1,633,400	427
	Indofood CBP Sukses Makmur Tbk PT	759,200	399
	Gudang Garam Tbk PT	160,200	339
	Hanjaya Mandala Sampoerna Tbk PT	2,611,000	175
	Media Nusantara Citra Tbk PT	2,425,800	168
	Bank Danamon Indonesia Tbk PT	153,600	26
			27,883
Israel (0.4%)
	Bank Leumi Le-Israel BM	542,588	5,694
	Bank Hapoalim BM	501,549	4,650
	ICL Group Ltd.	257,403	2,791
	Israel Discount Bank Ltd. Class A	419,558	2,478
	Mizrahi Tefahot Bank Ltd.	48,931	1,810
	Phoenix Holdings Ltd.	44,589	561
	Gazit-Globe Ltd.	24,371	229
			18,213
Italy (1.9%)
	Enel SpA	2,868,414	18,653
	Eni SpA	911,910	12,747
	Intesa Sanpaolo SpA	6,212,814	12,660
	Assicurazioni Generali SpA	478,579	9,061
	UniCredit SpA	793,446	7,343
	Snam SpA (MTAA)	826,868	4,535
	Terna - Rete Elettrica Nazionale	529,992	4,323
	Mediobanca Banca di Credito Finanziario SpA	256,978	2,576
[2]	Poste Italiane SpA	165,506	1,622
[2]	Infrastrutture Wireless Italiane SpA	132,280	1,411
	Italgas SpA	170,601	1,105
	Hera SpA	274,997	1,026
	A2A SpA	596,003	1,018
[2]	Pirelli & C SpA	170,354	844
	Banca Mediolanum SpA	97,942	711
	Telecom Italia SpA Savings Shares	2,257,445	628
	UnipolSai Assicurazioni SpA	143,099	403
			80,666
Japan (12.4%)
	Toyota Motor Corp.	4,501,465	77,127
	Mitsubishi UFJ Financial Group Inc.	4,541,200	26,400
	KDDI Corp.	610,900	20,230
	Honda Motor Co. Ltd.	629,900	16,569
	Takeda Pharmaceutical Co. Ltd.	567,000	16,452
	ITOCHU Corp.	499,484	15,075
	Mitsubishi Corp.	443,100	14,877
	Shares	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	477,654	14,432
Mitsui & Co. Ltd.	582,512	14,106
Nippon Telegraph & Telephone Corp.	439,400	12,949
Tokio Marine Holdings Inc.	236,034	12,762
Softbank Corp.	1,006,282	11,711
Mizuho Financial Group Inc.	941,620	11,434
Canon Inc.	369,300	8,497
ORIX Corp.	448,700	8,184
Bridgestone Corp.	214,200	7,851
Komatsu Ltd.	341,800	7,693
Japan Tobacco Inc.	441,000	7,502
Dai-ichi Life Holdings Inc.	369,600	7,401
Sumitomo Corp.	418,938	6,629
Marubeni Corp.	585,500	6,391
Daiwa House Industry Co. Ltd.	241,000	5,794
Japan Post Holdings Co. Ltd.	822,061	5,764
MS&AD Insurance Group Holdings Inc.	174,000	5,180
Sompo Holdings Inc.	120,800	4,918
Nippon Steel Corp.	302,800	4,808
Nomura Holdings Inc.	1,122,000	4,320
Nippon Yusen KK	59,600	4,300
Sumitomo Mitsui Trust Holdings Inc.	137,100	4,255
Kirin Holdings Co. Ltd.	290,200	4,230
ENEOS Holdings Inc.	1,132,505	3,985
Inpex Corp.	326,800	3,888
Sekisui House Ltd.	218,502	3,795
Asahi Kasei Corp.	451,500	3,704
Mitsubishi Heavy Industries Ltd.	108,100	3,696
Subaru Corp.	230,609	3,499
Resona Holdings Inc.	804,500	3,498
Sumitomo Electric Industries Ltd.	289,800	3,116
Mitsubishi Chemical Holdings Corp.	489,600	2,985
Mitsui OSK Lines Ltd.	126,610	2,964
Toyota Tsusho Corp.	80,100	2,878
Daiwa Securities Group Inc.	558,314	2,736
AGC Inc.	70,700	2,650
T&D Holdings Inc.	199,300	2,561
Chubu Electric Power Co. Inc.	252,500	2,549
Trend Micro Inc.	43,000	2,398
Daito Trust Construction Co. Ltd.	24,600	2,369
Yamaha Motor Co. Ltd.	114,200	2,358
Sumitomo Chemical Co. Ltd.	548,400	2,332
JFE Holdings Inc.	190,500	2,330
Isuzu Motors Ltd.	199,400	2,326
Kansai Electric Power Co. Inc.	262,800	2,304
Idemitsu Kosan Co. Ltd.	86,253	2,273
Aisin Corp.	67,600	1,964
SBI Holdings Inc.	84,900	1,899
Kajima Corp.	159,600	1,779
Lixil Corp.	96,800	1,703
Obayashi Corp.	242,000	1,664

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Ricoh Co. Ltd.	223,100	1,629
Taisei Corp.	58,100	1,574
Tosoh Corp.	113,000	1,560
Concordia Financial Group Ltd.	415,000	1,510
Mitsui Chemicals Inc.	62,800	1,435
Nikon Corp.	122,100	1,372
Seiko Epson Corp.	96,700	1,362
Sojitz Corp.	86,800	1,324
Chiba Bank Ltd.	223,200	1,286
NGK Insulators Ltd.	95,500	1,285
Kyushu Railway Co.	64,000	1,254
Hulic Co. Ltd.	145,186	1,226
Marui Group Co. Ltd.	70,700	1,217
Showa Denko KK	62,400	1,214
Shizuoka Bank Ltd.	181,300	1,173
Japan Post Insurance Co. Ltd.	71,700	1,159
Japan Post Bank Co. Ltd.	153,348	1,157
Fukuoka Financial Group Inc.	61,200	1,118
Kuraray Co. Ltd.	134,300	1,074
Mitsubishi HC Capital Inc. (XTKS)	233,820	1,052
NGK Spark Plug Co. Ltd.	68,000	1,043
Nomura Real Estate Holdings Inc.	42,300	1,031
Kyushu Electric Power Co. Inc.	163,200	1,024
Haseko Corp.	92,686	1,016
Shimizu Corp.	193,800	1,016
Air Water Inc.	76,100	1,010
Tohoku Electric Power Co. Inc.	177,000	985
Tokyo Tatemono Co. Ltd.	69,500	980
Aozora Bank Ltd.	48,500	971
Mitsubishi Gas Chemical Co. Inc.	65,200	952
Hikari Tsushin Inc.	8,000	937
Amada Co. Ltd.	115,700	898
Iida Group Holdings Co. Ltd.	55,700	886
Denka Co. Ltd.	32,900	882
Yamada Denki Co. Ltd.	287,600	859
NSK Ltd.	155,000	858
COMSYS Holdings Corp.	41,300	857
Electric Power Development Co. Ltd.	62,200	852
Sumitomo Heavy Industries Ltd.	39,100	827
Casio Computer Co. Ltd.	74,800	776
Cosmo Energy Holdings Co. Ltd.	31,240	776
Mebuki Financial Group Inc.	383,600	772
Teijin Ltd.	70,400	752
EXEO Group Inc.	44,800	746
Sumitomo Forestry Co. Ltd.	47,400	725
Chugoku Electric Power Co. Inc.	103,035	679
Pigeon Corp.	38,700	660
Lawson Inc.	17,600	647
J Front Retailing Co. Ltd.	85,400	640
Taiheiyo Cement Corp.	39,300	636
Credit Saison Co. Ltd.	56,300	634
Ube Industries Ltd.	40,700	631
Sanwa Holdings Corp.	68,300	622
	Shares	Market Value• ($000)
Tokyo Century Corp.	20,100	619
Konica Minolta Inc.	175,800	612
INFRONEER Holdings Inc.	83,900	611
Yokohama Rubber Co. Ltd.	45,200	605
Nippon Electric Glass Co. Ltd.	29,400	592
DIC Corp.	30,600	583
Daicel Corp.	94,100	575
Kamigumi Co. Ltd.	32,500	552
K's Holdings Corp	54,000	535
Hirogin Holdings Inc.	107,100	528
JTEKT Corp.	75,500	526
Coca-Cola Bottlers Japan Holdings Inc.	46,200	518
Sumitomo Rubber Industries Ltd.	59,500	516
Penta-Ocean Construction Co. Ltd.	103,400	506
Seven Bank Ltd.	266,900	499
Hachijuni Bank Ltd.	148,800	491
Kobe Steel Ltd.	112,400	487
Toda Corp.	83,200	478
Kaneka Corp.	17,600	471
Yamaguchi Financial Group Inc.	85,900	471
Sankyo Co. Ltd.	15,700	452
Nippon Kayaku Co. Ltd.	50,500	440
DMG Mori Co. Ltd.	34,000	427
Amano Corp.	21,900	422
Aica Kogyo Co. Ltd.	17,500	405
AEON Financial Service Co. Ltd.	43,400	399
H.U. Group Holdings Inc.	17,500	390
Toyo Tire Corp.	34,000	390
Yamato Kogyo Co. Ltd.	11,000	355
Toyoda Gosei Co. Ltd.	24,300	354
ABC-Mart Inc.	8,400	348
TS Tech Co. Ltd.	32,900	343
Daido Steel Co. Ltd.	11,700	334
Kokuyo Co. Ltd.	25,300	330
Lintec Corp.	17,400	324
Heiwa Corp.	20,600	310
Kaken Pharmaceutical Co. Ltd.	10,200	309
Toyota Boshoku Corp.	19,300	308
Fuyo General Lease Co. Ltd.	5,700	308
Kyudenko Corp.	13,500	306
Canon Marketing Japan Inc.	14,000	305
Nipro Corp.	37,200	293
NOK Corp.	33,000	281
Shikoku Electric Power Co. Inc.	48,100	277
Itoham Yonekyu Holdings Inc.	52,600	265
Kandenko Co. Ltd.	39,300	249
Noevir Holdings Co. Ltd.	5,800	227
Matsui Securities Co. Ltd.	33,600	208
Fuji Media Holdings Inc.	16,400	142
Mazda Motor Corp.	1,200	9
Brother Industries Ltd.	400	7
USS Co. Ltd.	400	7

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Aeon Mall Co. Ltd.	400	5
		517,909
Kuwait (0.3%)
National Bank of Kuwait SAKP	2,616,406	8,967
Mobile Telecommunications Co. KSCP	773,451	1,720
Gulf Bank KSCP	714,601	794
Boubyan Petrochemicals Co. KSCP	135,272	448
Humansoft Holding Co. KSC	31,914	350
Burgan Bank SAK	316,855	306
		12,585
Malaysia (0.7%)
Public Bank Bhd.	5,219,900	5,611
Malayan Banking Bhd.	2,598,797	5,405
CIMB Group Holdings Bhd.	2,402,900	2,864
Tenaga Nasional Bhd.	1,196,833	2,484
Petronas Chemicals Group Bhd.	1,020,800	2,391
Axiata Group Bhd.	1,585,200	1,274
Hong Leong Bank Bhd.	225,200	1,081
MISC Bhd.	592,844	1,061
DiGi.Com Bhd.	1,068,000	934
Genting Bhd.	806,900	854
Petronas Gas	215,632	840
RHB Bank Bhd.	574,900	824
Top Glove Corp. Bhd.	1,997,120	771
Genting Malaysia Bhd.	979,000	680
Sime Darby Bhd.	1,239,500	662
Maxis Bhd.	750,100	652
Telekom Malaysia Bhd.	462,100	528
IJM Corp. Bhd.	1,204,100	507
Petronas Dagangan Bhd.	88,100	438
Alliance Bank Malaysia Bhd.	454,100	393
Westports Holdings Bhd.	363,700	329
YTL Corp. Bhd.	1,629,923	237
Supermax Corporation Bhd.	724,100	185
British American Tobacco Malaysia Bhd.	53,600	158
Astro Malaysia Holdings Bhd.	524,900	120
		31,283
Mexico (0.9%)
America Movil SAB de CV Series L	10,777,100	10,489
Grupo Financiero Banorte SAB de CV Class O	1,072,300	7,079
Wal-Mart de Mexico SAB de CV	1,923,035	6,800
Grupo Mexico SAB de CV Series B	1,184,600	5,545
Grupo Aeroportuario del Sureste SAB de CV Class B	82,925	1,810
Coca-Cola Femsa SAB de CV	210,775	1,149
Arca Continental SAB de CV	151,900	964
		Shares	Market Value• ($000)
	Orbia Advance Corp. SAB de CV	351,100	845
	Alfa SAB de CV Class A	1,204,700	807
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	94,300	662
[2]	Banco del Bajio SA	247,200	610
	Promotora y Operadora de Infraestructura SAB de CV	82,575	602
	Regional SAB de CV	83,600	504
	Industrias Penoles SAB de CV	44,300	488
	Kimberly-Clark de Mexico SAB de CV Class A	273,000	381
	Megacable Holdings SAB de CV	112,400	320
	Qualitas Controladora SAB de CV	50,800	274
	Alpek SAB de CV	116,500	157
			39,486
Netherlands (1.1%)
	ING Groep NV	1,410,342	13,362
	Koninklijke Ahold Delhaize NV	358,612	10,578
	NN Group NV	116,676	5,715
	Koninklijke KPN NV	1,222,949	4,220
	Aegon NV	666,105	3,453
	ASR Nederland NV	47,499	2,159
	Randstad NV	40,017	2,116
[2]	ABN AMRO Bank NV GDR	161,539	2,008
[2]	Signify NV	47,413	2,006
	BE Semiconductor Industries NV	28,333	1,727
	Koninklijke Vopak NV	23,900	643
[2]	CTP NV	21,345	302
			48,289
New Zealand (0.2%)
	Spark New Zealand Ltd.	687,577	2,175
	Contact Energy Ltd.	298,541	1,568
	Meridian Energy Ltd.	452,586	1,374
	Fletcher Building Ltd.	282,016	1,123
	Mercury NZ Ltd.	256,263	994
			7,234
Norway (1.0%)
	Equinor ASA	357,394	12,080
	DNB Bank ASA	377,104	7,307
	Mowi ASA	166,169	4,694
	Norsk Hydro ASA	503,616	4,229
	Telenor ASA	241,152	3,401
	Yara International ASA	58,846	2,992
	Orkla ASA	278,578	2,260
	Salmar ASA	19,897	1,628
	Aker BP ASA	45,323	1,624
	Gjensidige Forsikring ASA	65,433	1,399
	Leroy Seafood Group ASA	98,359	923
	Aker ASA Class A	9,135	745
			43,282
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	440,623	285
	Oil & Gas Development Co. Ltd.	194,783	89

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Habib Bank Ltd.	140,730	82
	Pakistan Petroleum Ltd.	195,721	78
			534
Philippines (0.1%)
	International Container Terminal Services Inc.	398,710	1,637
	PLDT Inc.	32,995	1,174
	Manila Electric Co.	98,880	666
	Globe Telecom Inc.	10,250	446
	Metro Pacific Investments Corp.	4,468,000	323
	Aboitiz Power Corp.	506,600	311
	LT Group Inc.	1,353,700	220
	DMCI Holdings Inc.	1,338,100	212
	Semirara Mining & Power Corp. Class A	381,020	200
			5,189
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	119,822	2,024
	Powszechny Zaklad Ubezpieczen SA	208,830	1,444
	Bank Polska Kasa Opieki SA	59,186	1,301
	LPP SA	405	856
	Cyfrowy Polsat SA	91,911	500
			6,125
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,070,631	4,990
	Galp Energia SGPS SA	187,458	2,282
			7,272
Qatar (0.4%)
	Industries Qatar QSC	584,619	3,015
	Qatar Islamic Bank SAQ	426,055	2,864
	Masraf Al Rayan QSC	1,659,071	2,458
	Commercial Bank PSQC	734,326	1,544
	Qatar International Islamic Bank QSC	291,361	922
	Qatar Fuel QSC	179,259	903
	Qatar Electricity & Water Co. QSC	167,222	782
	Ooredoo QPSC	318,705	656
	Barwa Real Estate Co.	683,427	635
	Qatar Aluminum Manufacturing Co.	941,811	619
	Doha Bank QPSC	531,093	379
	Vodafone Qatar QSC	697,311	316
			15,093
Romania (0.0%)
	Banca Transilvania SA	1,921,827	971
	OMV Petrom SA	4,586,345	467
	Societatea Nationala Nuclearelectrica SA	17,976	171
			1,609
Russia (0.0%)
[3]	Inter Rao Ues PJSC	11,522,470	—
[3]	Polyus PJSC (Registered) GDR	4,270	—
[3]	MMC Norilsk Nickel PJSC ADR	53,701	—
[3]	Sberbank of Russia PJSC	3,446,575	—
[3]	Mobile TeleSystems PJSC ADR	132,889	—
		Shares	Market Value• ($000)
[3]	Moscow Exchange MICEX-RTS PJSC	482,108	—
[3]	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
[3]	Magnit PJSC GDR (Registered)	22,311	—
[3]	MMC Norilsk Nickel PJSC	11,458	—
[3]	LUKOIL PJSC ADR	51,350	—
[3]	Gazprom PJSC ADR	748,819	—
[3]	Severstal PAO GDR (Registered)	34,635	—
[3]	Tatneft PJSC ADR	44,997	—
[3]	VTB Bank PJSC GDR (Registered)	802,016	—
[3]	Alrosa PJSC	840,362	—
[3]	PhosAgro PJSC	7,446	—
*,3	United Co. Rusal International	796,030	—
[3]	Unipro PJSC	4,903,000	—
[3]	Polyus PJSC	7,414	—
[3]	RusHydro PJSC	41,940,310	—
[3]	Rostelecom PJSC	343,830	—
[3]	Tatneft PJSC	243,415	—
[3]	Novolipetskiy Metallurgicheskiy Kombinat PJSC	373,254	—
[3]	Mobile TeleSystems PJSC	18,732	—
[3]	Magnit PJSC	20,521	—
[3]	Novatek PJSC	356,672	—
[3]	Gazprom PJSC	2,023,010	—
[3]	Mosenergo PJSC	1,739,000	—
[3]	Transneft PJSC Preference Shares	527	—
[3]	Federal Grid Co.	83,950,000	—
[3]	Lukoil PJSC	76,646	—
[3]	Rosneft Oil Co. PJSC	211,479	—
[3]	Magnitogorsk Iron & Steel Works PJSC	732,540	—
[3]	Tatneft PJSC Preference Shares	51,803	—
[3]	Sistema PJSFC	903,430	—
[3]	Severstal PAO PJSC	28,686	—
[3]	Surgutneftegas PJSC Preference Shares	2,513,070	—
*,3	PhosAgro PJSC GDR	91	—
*,3	PhosAgro PJSC (Registered) GDR	14,174	—
			—
Saudi Arabia (1.7%)
	Saudi National Bank	807,972	16,935
	Saudi Basic Industries Corp.	330,585	11,452
[2]	Saudi Arabian Oil Co.	934,142	11,163
	Saudi Telecom Co.	262,949	8,086
	Riyad Bank	538,477	5,835
	SABIC Agri-Nutrients Co.	84,913	3,658
	Arab National Bank	240,754	2,252
	Sahara International Petrochemical Co.	132,313	1,982
	Yanbu National Petrochemical Co.	104,796	1,694
	Saudi Industrial Investment Group	151,381	1,312
	Bank Al-Jazira	144,599	1,209
	Jarir Marketing Co.	21,815	1,114

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Advanced Petrochemical Co.	48,504	863
	Abdullah Al Othaim Markets Co.	15,293	454
	Saudi Cement Co.	27,087	415
	Southern Province Cement Co.	23,189	411
	Qassim Cement Co.	17,231	369
	Arabian Centres Co. Ltd.	56,087	329
	Yanbu Cement Co.	26,474	296
	Saudia Dairy & Foodstuff Co.	4,938	231
			70,060
Singapore (1.4%)
	DBS Group Holdings Ltd.	671,678	16,295
	Oversea-Chinese Banking Corp. Ltd.	1,286,800	11,425
	United Overseas Bank Ltd.	476,145	10,193
	Singapore Telecommunications Ltd.	2,846,288	5,681
	Keppel Corp. Ltd.	527,212	2,600
	Wilmar International Ltd.	752,900	2,400
	Singapore Exchange Ltd.	290,432	2,044
	Singapore Technologies Engineering Ltd.	539,900	1,590
	Genting Singapore Ltd.	2,251,800	1,307
	Venture Corp. Ltd.	96,700	1,187
	ComfortDelGro Corp. Ltd.	817,200	863
	Jardine Cycle & Carriage Ltd.	40,800	850
	NetLink NBN Trust	1,117,500	806
	Golden Agri-Resources Ltd.	2,495,900	583
	Hutchison Port Holdings Trust Class U	1,892,000	451
	Olam Group Ltd.	329,400	403
[3]	SPH REIT	456,531	322
	StarHub Ltd.	163,300	148
	Wing Tai Holdings Ltd.	88,500	111
	Singapore Telecommunications Ltd. (XSES)	8,800	18
			59,277
South Africa (1.2%)
	FirstRand Ltd.	1,819,140	7,834
	Standard Bank Group Ltd.	499,951	5,298
	Impala Platinum Holdings Ltd.	302,608	3,914
	Sibanye Stillwater Ltd.	1,045,085	3,616
	Absa Group Ltd.	283,416	3,062
	Shoprite Holdings Ltd.	185,229	2,675
	Sanlam Ltd.	626,497	2,595
	Anglo American Platinum Ltd.	22,158	2,449
	Nedbank Group Ltd.	153,871	2,149
	Vodacom Group Ltd.	216,238	2,077
	Woolworths Holdings Ltd.	359,353	1,345
	Old Mutual Ltd. (XZIM)	1,672,262	1,342
	Exxaro Resources Ltd.	92,920	1,328
	Mr Price Group Ltd.	95,092	1,289
	Multichoice Group	144,518	1,179
	Shares	Market Value• ($000)
Foschini Group Ltd.	132,310	1,159
NEPI Rockcastle plc	170,575	1,044
SPAR Group Ltd.	75,918	796
Kumba Iron Ore Ltd.	21,989	730
Tiger Brands Ltd.	68,536	674
Investec Ltd.	106,046	643
Life Healthcare Group Holdings Ltd.	463,708	630
African Rainbow Minerals Ltd.	37,227	616
AVI Ltd.	122,640	532
Truworths International Ltd.	140,661	502
Barloworld Ltd.	66,871	483
Momentum Metropolitan Holdings	449,111	477
Netcare Ltd.	478,446	460
Pick n Pay Stores Ltd.	112,647	410
Santam Ltd.	15,764	289
Royal Bafokeng Platinum Ltd.	26,993	270
Coronation Fund Managers Ltd.	81,266	214
		52,081
South Korea (1.5%)
KB Financial Group Inc.	144,052	6,702
Kia Corp.	94,350	6,188
Shinhan Financial Group Co. Ltd.	184,159	6,119
POSCO Holdings Inc.	23,752	5,423
Hana Financial Group Inc.	107,846	4,004
SK Inc.	13,660	2,868
Woori Financial Group Inc.	233,335	2,703
KT&G Corp.	39,391	2,587
LG Corp.	33,402	1,929
Samsung Fire & Marine Insurance Co. Ltd.	11,170	1,852
Korea Zinc Co. Ltd.	3,676	1,678
S-Oil Corp.	14,928	1,221
Samsung Life Insurance Co. Ltd.	21,772	1,119
Hyundai Motor Co. Preference Shares (XKRS)	12,128	908
DB Insurance Co. Ltd.	16,809	898
Lotte Chemical Corp.	5,798	895
LG Uplus Corp.	79,056	873
Industrial Bank of Korea	96,617	857
Hyundai Heavy Industries Holdings Co. Ltd.	18,403	845
GS Engineering & Construction Corp.	25,058	825
Kumho Petrochemical Co. Ltd.	6,750	816
SK Telecom Co. Ltd. ADR	31,754	794
Samsung Securities Co. Ltd.	24,899	778
Korea Investment Holdings Co. Ltd.	13,828	767
Hyundai Motor Co. Preference Shares	9,425	699
BNK Financial Group Inc.	111,355	691
Mirae Asset Securities Co. Ltd.	98,908	626

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	LG Chem Ltd. Preference Shares	3,127	617
	GS Holdings Corp.	17,390	601
	Hyundai Marine & Fire Insurance Co. Ltd.	20,300	523
	SK Chemicals Co. Ltd.	4,548	454
	Cheil Worldwide Inc.	22,571	451
	DGB Financial Group Inc.	55,433	391
	S-1 Corp.	7,161	390
	NH Investment & Securities Co. Ltd.	45,221	386
	LOTTE Fine Chemical Co. Ltd.	5,482	352
	Samsung Card Co. Ltd.	12,997	344
	Posco International Corp.	17,477	339
	Doosan Bobcat Inc.	9,567	311
	GS Retail Co. Ltd.	13,197	299
	KEPCO Plant Service & Engineering Co. Ltd.	9,912	296
	Lotte Corp.	10,266	277
	Lotte Shopping Co. Ltd.	3,745	277
	SSANGYONG C&E Co. Ltd.	41,718	274
	Korea Gas Corp.	8,185	268
	Mirae Asset Securities Co. Ltd. Preference Shares	75,918	266
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,782	229
	DL Holdings Co. Ltd.	4,243	207
	SK Telecom Co. Ltd.	4,327	195
	HDC Hyundai Development Co-Engineering & Construction Class E	15,498	183
	Hanwha Corp. Preference Shares	11,497	145
	Hyundai Motor Co.	346	50
			63,790
Spain (1.6%)
[1]	Banco Santander SA	6,279,233	18,350
	Banco Bilbao Vizcaya Argentaria SA	2,454,858	12,881
	Industria de Diseno Textil SA	392,009	8,219
	Repsol SA	484,160	7,223
	CaixaBank SA	1,629,297	5,259
[1]	Red Electrica Corp. SA	156,072	3,143
	Endesa SA	115,791	2,427
	Enagas SA	89,690	1,939
	Acciona SA	8,412	1,647
[1]	Naturgy Energy Group SA	54,128	1,628
	Bankinter SA	255,711	1,505
	Grifols SA Preference Shares	99,431	1,079
	Mapfre SA	391,357	714
			66,014
Sweden (1.6%)
	Volvo AB Class B	562,822	8,979
	Telefonaktiebolaget LM Ericsson Class B	1,094,513	8,731
	Skandinaviska Enskilda Banken AB Class A	538,904	6,043
	Swedbank AB Class A	371,346	5,874
		Shares	Market Value• ($000)
	Svenska Handelsbanken AB Class A	550,433	5,552
[1]	Boliden AB	102,940	4,464
	H & M Hennes & Mauritz AB Class B	326,506	4,110
	Telia Co. AB	972,123	4,035
	Lundin Energy AB	70,526	2,916
	Skanska AB Class B	130,182	2,487
[1]	Tele2 AB Class B	183,751	2,435
	SKF AB Class B	139,531	2,279
	Castellum AB	102,400	2,028
	Trelleborg AB Class B	88,535	1,942
	Securitas AB Class B	111,425	1,316
[1]	Samhallsbyggnadsbolaget i Norden AB	417,105	1,310
[2]	Thule Group AB	36,968	1,282
	Electrolux AB Class B	82,289	1,255
	Telefonaktiebolaget LM Ericsson Class A	31,150	264
	Svenska Handelsbanken AB Class B	17,204	194
			67,496
Switzerland (6.9%)
	Roche Holding AG	230,337	85,412
	Novartis AG (Registered)	776,318	68,603
	Zurich Insurance Group AG	54,781	24,940
	UBS Group AG (Registered)	1,182,099	20,068
	ABB Ltd. (Registered)	610,907	18,328
	Roche Holding AG (Bearer)	28,544	11,467
	Holcim Ltd.	204,119	9,981
	Swiss Re AG	106,216	8,711
	Swiss Life Holding AG (Registered)	11,429	6,683
	Credit Suisse Group AG (Registered)	940,445	6,383
	SGS SA (Registered)	2,182	5,607
	Swisscom AG (Registered)	9,461	5,594
	Julius Baer Group Ltd.	80,523	3,848
	Baloise Holding AG (Registered)	16,978	2,953
	Swiss Prime Site AG (Registered)	28,260	2,762
	Adecco Group AG (Registered)	57,275	2,210
	PSP Swiss Property AG (Registered)	15,905	2,005
	Helvetia Holding AG (Registered)	13,100	1,683
[1]	Banque Cantonale Vaudoise (Registered)	10,788	912
			288,150
Taiwan (4.9%)
	MediaTek Inc.	547,000	15,080
	Hon Hai Precision Industry Co. Ltd.	4,361,000	14,941
	United Microelectronics Corp.	4,386,000	6,968
	Delta Electronics Inc.	789,802	6,593
	CTBC Financial Holding Co. Ltd.	6,702,120	6,592
	Fubon Financial Holding Co. Ltd.	2,563,639	6,437
	Formosa Plastics Corp.	1,789,879	6,363

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Cathay Financial Holding Co. Ltd.	3,020,388	6,351
Chunghwa Telecom Co. Ltd.	1,393,000	6,175
Nan Ya Plastics Corp.	2,055,000	6,004
Mega Financial Holding Co. Ltd.	4,013,000	5,641
China Steel Corp.	4,488,000	5,437
Evergreen Marine Corp. Taiwan Ltd.	968,000	4,653
Uni-President Enterprises Corp.	1,770,000	4,095
Chailease Holding Co. Ltd.	499,518	3,970
Yuanta Financial Holding Co. Ltd.	4,341,360	3,821
China Development Financial Holding Corp.	5,922,000	3,571
First Financial Holding Co. Ltd.	3,777,862	3,548
Taiwan Cooperative Financial Holding Co. Ltd.	3,590,000	3,452
Formosa Chemicals & Fibre Corp.	1,234,000	3,323
Taiwan Cement Corp.	2,004,365	3,112
Asustek Computer Inc.	252,268	3,034
Hua Nan Financial Holdings Co. Ltd.	3,642,896	2,913
Quanta Computer Inc.	1,024,000	2,884
ASE Technology Holding Co. Ltd.	876,171	2,795
Novatek Microelectronics Corp.	210,000	2,778
Taishin Financial Holding Co. Ltd.	3,941,812	2,578
Sinopac Holdings Co.	3,909,641	2,408
Realtek Semiconductor Corp.	174,000	2,361
Yageo Corp.	168,000	2,268
Taiwan Mobile Co. Ltd.	596,000	2,190
Largan Precision Co. Ltd.	37,000	2,100
Shanghai Commercial & Savings Bank Ltd.	1,201,000	1,981
AU Optronics Corp.	3,391,000	1,937
E Ink Holdings Inc.	327,000	1,870
President Chain Store Corp.	202,000	1,869
Pegatron Corp.	730,000	1,729
Far EasTone Telecommunications Co. Ltd.	603,000	1,694
Lite-On Technology Corp.	763,194	1,672
Accton Technology Corp.	204,000	1,591
Formosa Petrochemical Corp.	516,000	1,591
Shin Kong Financial Holdings Co. Ltd.	4,706,000	1,556
Innolux Corp.	3,416,000	1,556
Far Eastern New Century Corp.	1,516,000	1,537
Asia Cement Corp.	909,000	1,477
Globalwafers Co. Ltd.	83,000	1,446
Catcher Technology Co. Ltd.	273,672	1,339
Eclat Textile Co. Ltd.	77,200	1,267
Synnex Technology International Corp.	486,000	1,265
		Shares	Market Value• ($000)
	Vanguard International Semiconductor Corp.	351,000	1,235
	ASE Technology Holding Co. Ltd. ADR	185,939	1,197
	Wiwynn Corp.	34,000	1,163
	Compal Electronics Inc.	1,534,000	1,151
	Pou Chen Corp.	999,000	1,042
	Sino-American Silicon Products Inc.	209,000	1,040
	Wistron Corp.	1,065,656	1,027
	Feng TAY Enterprise Co. Ltd.	155,280	1,000
	Winbond Electronics Corp.	1,101,000	994
	Inventec Corp.	1,133,994	969
	Micro-Star International Co. Ltd.	233,000	941
	Giant Manufacturing Co. Ltd.	111,000	928
	Acer Inc.	964,000	894
	Powertech Technology Inc.	279,000	877
	Foxconn Technology Co. Ltd.	410,190	813
	Teco Electric and Machinery Co. Ltd.	772,000	811
	Zhen Ding Technology Holding Ltd.	222,000	786
	Cheng Shin Rubber Industry Co. Ltd.	694,994	783
	Taiwan High Speed Rail Corp.	823,000	780
	Taiwan Fertilizer Co. Ltd.	302,000	760
	Nanya Technology Corp.	324,000	709
	Chicony Electronics Co. Ltd.	207,370	577
	Taiwan Glass Industry Corp.	712,000	535
	Nien Made Enterprise Co. Ltd.	47,000	495
	Taiwan Secom Co. Ltd.	109,000	403
	Formosa Taffeta Co. Ltd.	395,000	362
	Transcend Information Inc.	128,000	307
			204,392
Thailand (0.8%)
	PTT PCL	5,394,900	5,863
	Siam Cement PCL (Registered)	244,650	2,629
	Advanced Info Service PCL	405,804	2,537
	PTT Exploration & Production PCL	534,430	2,338
	Kasikornbank PCL NVDR	433,400	1,918
*	SCB X PCL Foreign	529,100	1,776
	Charoen Pokphand Foods PCL	1,928,700	1,355
	PTT Global Chemical PCL	799,199	1,159
	Krung Thai Bank PCL	2,373,500	1,046
	Intouch Holdings PCL Class F	459,941	936
	Siam Cement PCL NDVR	79,400	853
	Digital Telecommunications Infrastructure Fund Class F	1,878,397	772

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Banpu PCL (Registered)	2,138,050	762
	BTS Group Holdings PCL	2,714,900	710
	Land & Houses PCL (Registered)	2,529,300	703
	Bangkok Bank PCL (Registered)	177,500	669
	Kasikornbank PCL	147,500	653
	Thai Oil PCL	396,400	649
	TMBThanachart Bank PCL	15,205,400	573
	Thai Union Group PCL Class F	1,023,200	503
	Osotspa PCL	461,100	468
	Srisawad Corp. PCL	282,400	439
	Electricity Generating PCL	89,400	433
	Ratch Group PCL	317,100	407
	IRPC PCL	3,879,000	391
	Bangkok Bank PCL NVDR	95,700	361
	Sri Trang Gloves Thailand PCL	402,300	285
	Siam Commercial Bank PCL	65,000	218
	Total Access Communication PCL	160,500	215
	Siam City Cement PCL	36,932	164
*	SCB X PCL NVDR	30,700	103
	Total Access Communication PCL NDVR	72,100	97
	Land & Houses PCL NVDR	252,900	70
	Intouch Holdings PCL NVDR	27,400	56
*	TTB W1 Warrants Exp. 4/21/23	150,799	2
			32,113
Turkey (0.2%)
	Eregli Demir ve Celik Fabrikalari TAS	482,742	1,087
	BIM Birlesik Magazalar A/S	162,784	915
	Turkiye Garanti Bankasi A/S	700,950	707
	Turkiye Sise ve Cam Fabrikalari A/S	550,150	671
	Turkcell Iletisim Hizmetleri A/S	429,285	623
	Akbank TAS	1,015,782	609
	Haci Omer Sabanci Holding A/S	345,615	465
	Coca-Cola Icecek A/S	55,505	460
	Ford Otomotiv Sanayi A/S	21,857	439
	Turkiye Is Bankasi A/S Class C	557,375	395
	Yapi ve Kredi Bankasi A/S	981,277	321
	Arcelik A/S	63,198	286
	Enka Insaat ve Sanayi A/S	229,036	244
	Tofas Turk Otomobil Fabrikasi A/S	41,111	218
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	65,627	131
	Turk Telekomunikasyon A/S	162,935	110
		Shares	Market Value• ($000)
[2]	Enerjisa Enerji A/S	86,316	82
	Iskenderun Demir ve Celik A/S	34,312	63
			7,826
United Arab Emirates (0.5%)
	First Abu Dhabi Bank PJSC	1,624,327	9,902
	Abu Dhabi Commercial Bank PJSC	1,022,496	2,826
	Aldar Properties PJSC	1,358,216	2,081
	Dubai Islamic Bank PJSC	1,111,265	1,944
	Abu Dhabi Islamic Bank PJSC	535,095	1,274
	Abu Dhabi National Oil Co. for Distribution PJSC	940,271	1,055
	Dubai Investments PJSC	758,866	517
	Dana Gas PJSC	1,093,907	351
	Aramex PJSC	91,349	101
			20,051
United Kingdom (13.2%)
	Shell plc (XLON)	2,833,715	76,074
	HSBC Holdings plc	7,581,443	47,377
	GlaxoSmithKline plc	1,831,909	41,296
	British American Tobacco plc	846,382	35,474
	BP plc	7,125,116	34,399
	Unilever plc (XLON)	666,028	30,964
	Glencore plc	4,867,580	29,992
	Rio Tinto plc	402,144	28,414
	Anglo American plc	452,239	20,030
	National Grid plc	1,333,984	19,819
	Vodafone Group plc	10,017,434	15,166
	Lloyds Banking Group plc	26,366,794	14,975
	Unilever plc	279,987	12,995
	Barclays plc	6,252,583	11,493
	BAE Systems plc	1,175,568	10,858
	Tesco plc	2,774,545	9,426
	SSE plc	393,429	9,138
	Aviva plc	1,371,646	7,359
	Imperial Brands plc	351,135	7,309
	Legal & General Group plc	2,205,599	6,875
	3i Group plc	354,651	5,804
	BT Group plc	2,585,036	5,733
	WPP plc	415,026	5,173
	Natwest Group plc	1,918,498	5,147
	Smurfit Kappa Group plc	96,602	4,082
	Severn Trent plc	94,912	3,730
	United Utilities Group plc	251,603	3,616
	Mondi plc (XLON)	180,661	3,394
	Persimmon plc	122,137	3,181
	St. James's Place plc	193,411	3,108
	Pearson plc	274,316	2,664
	Admiral Group plc	81,006	2,550
	M&G plc	946,297	2,512
	Kingfisher plc	749,353	2,363
	Barratt Developments plc	365,244	2,235
	Phoenix Group Holdings plc	276,381	2,093
	B&M European Value Retail SA	337,012	2,065
	Intermediate Capital Group plc	107,790	2,063
	Taylor Wimpey plc	1,306,654	2,055

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Johnson Matthey plc	73,502	2,022
	DS Smith plc	452,216	1,858
	Abrdn plc	791,088	1,858
	J Sainsbury plc	632,704	1,846
	Hargreaves Lansdown plc	141,889	1,624
	Direct Line Insurance Group plc	503,464	1,598
	Coca-Cola HBC AG	73,268	1,485
	Schroders plc	41,657	1,471
	Royal Mail plc	337,692	1,448
	Bellway plc	46,127	1,401
	Pennon Group plc	100,330	1,394
	HomeServe plc	103,183	1,268
	Fresnillo plc	68,649	664
*	TechnipFMC plc	3,906	27
[3]	Evraz plc	193,110	—
			552,965
Total Common Stocks (Cost $4,182,993)			4,161,056
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $80,633)	806,418	80,634
Total Investments (101.2%) (Cost $4,263,626)			4,241,690
Other Assets and Liabilities—Net (-1.2%)			(52,334)
Net Assets (100%)			4,189,356
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,655,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $50,298,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $74,747,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2022	272	27,154	(1,794)
MSCI Emerging Markets Index	June 2022	67	3,542	(151)
				(1,945)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/15/22	AUD	2,000	USD	1,504	—	(90)
Barclays Bank plc	6/6/22	GBP	2,400	USD	3,017	1	—
Standard Chartered Bank	6/15/22	GBP	1,000	USD	1,274	—	(17)
State Street Bank & Trust Co.	6/15/22	USD	3,956	AUD	5,389	145	—
State Street Bank & Trust Co.	6/2/22	USD	1,687	BRL	8,016	82	—
Goldman Sachs International	6/2/22	USD	562	BRL	2,672	27	—
State Street Bank & Trust Co.	5/2/22	USD	390	CAD	500	1	—
State Street Bank & Trust Co.	6/15/22	USD	2,417	CHF	2,211	138	—
State Street Bank & Trust Co.	6/15/22	USD	776	EUR	709	27	—
Barclays Bank plc	6/15/22	USD	5,931	GBP	4,500	272	—
State Street Bank & Trust Co.	6/15/22	USD	929	GBP	702	46	—
Bank of America, N.A.	6/15/22	USD	7,717	JPY	939,835	463	—
BNP Paribas	6/15/22	USD	977	JPY	112,501	109	—
						1,311	(107)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,182,993)	4,161,056
Affiliated Issuers (Cost $80,633)	80,634
Total Investments in Securities	4,241,690
Investment in Vanguard	144
Cash	7,597
Cash Collateral Pledged—Futures Contracts	1,609
Cash Collateral Received for ETF Capital Activity	28,834
Foreign Currency, at Value (Cost $2,448)	2,655
Receivables for Investment Securities Sold	1,907
Receivables for Accrued Income	24,296
Receivables for Capital Shares Issued	151
Unrealized Appreciation—Forward Currency Contracts	1,311
Total Assets	4,310,194
Liabilities
Payables for Investment Securities Purchased	15,707
Collateral for Securities on Loan	74,747
Collateral for ETF Capital Activity	28,834
Payables for Capital Shares Redeemed	177
Payables to Vanguard	385
Variation Margin Payable—Futures Contracts	350
Unrealized Depreciation—Forward Currency Contracts	107
Deferred Foreign Capital Gains Taxes	531
Total Liabilities	120,838
Net Assets	4,189,356
1 Includes $52,655 of securities on loan.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	4,213,186
Total Distributable Earnings (Loss)	(23,830)
Net Assets	4,189,356

ETF Shares—Net Assets
Applicable to 59,267,306 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,780,844
Net Asset Value Per Share—ETF Shares	$63.79

Admiral Shares—Net Assets
Applicable to 13,206,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	408,512
Net Asset Value Per Share—Admiral Shares	$30.93

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	86,089
Interest[2]	6
Securities Lending—Net	199
Total Income	86,294
Expenses
The Vanguard Group—Note B
Investment Advisory Services	183
Management and Administrative—ETF Shares	3,205
Management and Administrative—Admiral Shares	385
Marketing and Distribution—ETF Shares	51
Marketing and Distribution—Admiral Shares	9
Custodian Fees	323
Shareholders’ Reports—ETF Shares	38
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	19
Total Expenses	4,216
Net Investment Income	82,078
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	32,259
Futures Contracts	(889)
Forward Currency Contracts	226
Foreign Currencies	(927)
Realized Net Gain (Loss)	30,669
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	(301,368)
Futures Contracts	(2,049)
Forward Currency Contracts	1,061
Foreign Currencies	(928)
Change in Unrealized Appreciation (Depreciation)	(303,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	(190,537)
1	Dividends are net of foreign withholding taxes of $8,162,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($1,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $1,287,000 .
4	Includes $14,160,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($856,000).

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,078	114,370
Realized Net Gain (Loss)	30,669	57,611
Change in Unrealized Appreciation (Depreciation)	(303,284)	515,631
Net Increase (Decrease) in Net Assets Resulting from Operations	(190,537)	687,612
Distributions
ETF Shares	(63,113)	(90,829)
Admiral Shares	(7,674)	(13,898)
Total Distributions	(70,787)	(104,727)
Capital Share Transactions
ETF Shares	955,645	1,245,225
Admiral Shares	39,659	35,370
Net Increase (Decrease) from Capital Share Transactions	995,304	1,280,595
Total Increase (Decrease)	733,980	1,863,480
Net Assets
Beginning of Period	3,455,376	1,591,896
End of Period	4,189,356	3,455,376

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$67.77	$50.47	$61.27	$58.85	$65.69	$55.61
Investment Operations
Net Investment Income[1]	1.434	2.824	2.076	2.746	2.639	2.329
Net Realized and Unrealized Gain (Loss) on Investments[2]	(4.137)	16.986	(10.944)	2.302	(7.097)	9.763
Total from Investment Operations	(2.703)	19.810	(8.868)	5.048	(4.458)	12.092
Distributions
Dividends from Net Investment Income	(1.277)	(2.510)	(1.932)	(2.628)	(2.382)	(2.012)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.277)	(2.510)	(1.932)	(2.628)	(2.382)	(2.012)
Net Asset Value, End of Period	$63.79	$67.77	$50.47	$61.27	$58.85	$65.69
Total Return	-4.03%	39.55%	-14.55%	8.87%	-7.03%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,781	$3,061	$1,325	$1,264	$889	$598
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.28%[3]	0.27%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.29%	3.81%	4.59%	4.06%	3.73%
Portfolio Turnover Rate[4]	15%	18%	20%	15%	10%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.03, $.01, $.02, and $.04.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.27%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.85	$24.45	$29.69	$28.52	$31.83	$26.92
Investment Operations
Net Investment Income[1]	.676	1.329	1.034	1.322	1.264	1.114
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.978)	8.286	(5.336)	1.120	(3.423)	4.743
Total from Investment Operations	(1.302)	9.615	(4.302)	2.442	(2.159)	5.857
Distributions
Dividends from Net Investment Income	(.618)	(1.215)	(.938)	(1.272)	(1.151)	(.947)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.618)	(1.215)	(.938)	(1.272)	(1.151)	(.947)
Net Asset Value, End of Period	$30.93	$32.85	$24.45	$29.69	$28.52	$31.83
Total Return[3]	-4.01%	39.59%	-14.59%	8.83%	-7.00%	22.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$409	$395	$267	$199	$181	$168
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.28%[4]	0.27%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.15%	4.19%	3.99%	4.57%	4.06%	3.73%
Portfolio Turnover Rate[5]	15%	18%	20%	15%	10%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.01, $.01, and $.02.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.27%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

International High Dividend Yield Index Fund
futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by

International High Dividend Yield Index Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

International High Dividend Yield Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $144,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	536,984	—	—	536,984
Common Stocks—Other	2,759	3,619,569	1,744	3,624,072
Temporary Cash Investments	80,634	—	—	80,634
Total	620,377	3,619,569	1,744	4,241,690
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,311	—	1,311
Liabilities
Futures Contracts[1]	1,945	—	—	1,945
Forward Currency Contracts	—	107	—	107
Total	1,945	107	—	2,052
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International High Dividend Yield Index Fund
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,311	1,311
Total Assets	—	1,311	1,311

Unrealized Depreciation—Futures Contracts[1]	1,945	—	1,945
Unrealized Depreciation—Forward Currency Contracts	—	107	107
Total Liabilities	1,945	107	2,052
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(889)	—	(889)
Forward Currency Contracts	—	226	226
Realized Net Gain (Loss) on Derivatives	(889)	226	(663)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,049)	—	(2,049)
Forward Currency Contracts	—	1,061	1,061
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,049)	1,061	(988)
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,292,774
Gross Unrealized Appreciation	310,650
Gross Unrealized Depreciation	(362,475)
Net Unrealized Appreciation (Depreciation)	(51,825)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $57,774,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

International High Dividend Yield Index Fund
F.	During the six months ended April 30, 2022, the fund purchased $1,595,790,000 of investment securities and sold $597,073,000 of investment securities, other than temporary cash investments. Purchases and sales include $775,323,000 and $37,331,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	996,001	14,707	1,245,225	18,913
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(40,356)	(600)	—	—
Net Increase (Decrease)—ETF Shares	955,645	14,107	1,245,225	18,913
Admiral Shares
Issued[1]	75,535	2,296	64,421	2,021
Issued in Lieu of Cash Distributions	4,002	125	6,979	221
Redeemed[2]	(39,878)	(1,233)	(36,030)	(1,151)
Net Increase (Decrease)—Admiral Shares	39,659	1,188	35,370	1,091
1	Includes purchase fees for fiscal 2022 and 2021 of $189,000 and $162,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2022 and 2021 of $68,000 and $88,000, respectively (fund totals).
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost
The board concluded that the funds’ expense ratios were below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also below their peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q20152 062022

Semiannual Report  |  April 30, 2022
Vanguard Advice Select Global Value Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended April 30, 2022
Advice Select Global Value Fund	Beginning Account Value 11/9/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$914.00	$1.80
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.68	1.91
The calculations are based on expenses incurred in the period from inception on November 9, 2021, through April 30, 2022. The fund’s annualized expense ratio for that period is 0.40%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through April 30, 2022, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (172/365).
2

Advice Select Global Value Fund
Fund Allocation
As of April 30, 2022

United States	53.5%
Japan	9.6
United Kingdom	7.7
France	4.2
China	4.1
Spain	3.8
Canada	3.1
South Korea	3.1
Ireland	2.3
India	2.1
Hong Kong	1.7
Denmark	1.2
Germany	1.0
Other	2.6
The table reflects the fund’s investments, except for short-term investments.
3

Advice Select Global Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.6%)
Canada (2.9%)
	Canadian Natural Resources Ltd.	21,985	1,360
	Royal Bank of Canada	9,699	980
			2,340
China (3.8%)
*	Trip.com Group Ltd.	35,218	832
	Haier Smart Home Co. Ltd. Class H	211,017	746
	Ping An Insurance Group Co. of China Ltd. Class H	65,872	416
	Guangzhou Automobile Group Co. Ltd. Class H	449,135	381
*	Alibaba Group Holding Ltd. ADR	3,504	340
[1]	CSC Financial Co. Ltd. Class H	345,491	318
			3,033
Denmark (1.2%)
*	Genmab A/S	1,629	573
*	Ascendis Pharma A/S ADR	3,869	353
			926
France (4.0%)
	Airbus SE	13,228	1,448
	Sanofi	6,809	720
	Engie SA	49,527	584
	Nexity SA	13,472	409
			3,161
Germany (0.9%)
	United Internet AG (Registered)	22,848	735
Hong Kong (1.6%)
*	Sands China Ltd.	363,263	801
	CK Asset Holdings Ltd.	64,705	438
			1,239
India (2.0%)
[1]	Reliance Industries Ltd. GDR	14,303	1,023
	Genpact Ltd.	14,413	580
			1,603
		Shares	Market Value• ($000)
Ireland (2.1%)
	CRH plc	21,321	849
*	Bank of Ireland Group plc	135,264	834
			1,683
Italy (0.8%)
	Banca Generali SpA	20,350	673
Japan (9.0%)
	T&D Holdings Inc.	70,010	900
	Daiichi Sankyo Co. Ltd.	31,930	804
	SoftBank Corp.	65,990	768
	Asahi Group Holdings Ltd.	18,230	687
	Ono Pharmaceutical Co. Ltd.	25,330	651
	MatsukiyoCocokara & Co.	17,300	572
	Nabtesco Corp.	24,420	557
	Makita Corp.	16,790	496
	Z Holdings Corp.	121,880	478
	Astellas Pharma Inc.	27,280	415
	PALTAC Corp.	8,080	294
*	JTOWER Inc.	6,060	285
	SUMCO Corp.	11,910	172
	Yokogawa Bridge Holdings Corp.	6,750	99
			7,178
Netherlands (0.5%)
	ING Groep NV	45,136	428
Russia (0.0%)
[2]	Sberbank of Russia PJSC ADR	9,300	—
South Korea (2.9%)
	Samsung Electronics Co. Ltd. GDR	806	945
	LG Chem Ltd.	1,273	521
*	Kangwon Land Inc.	20,767	436
*	Coupang Inc. Class A	29,043	374
			2,276
Spain (3.5%)
	Iberdrola SA	114,485	1,315
[1]	Cellnex Telecom SA	16,425	766
	Almirall SA	57,598	748
			2,829
4

Advice Select Global Value Fund
		Shares	Market Value• ($000)
Sweden (0.7%)
	Sandvik AB	28,650	542
Taiwan (0.4%)
	Globalwafers Co. Ltd.	16,276	284
United Kingdom (7.2%)
	Unilever plc	25,264	1,175
	Compass Group plc	48,785	1,030
	Standard Chartered plc	115,719	791
	AstraZeneca plc	5,554	741
	Mondi plc	35,616	669
	Rentokil Initial plc	75,263	517
	Rio Tinto plc	5,835	412
	Direct Line Insurance Group plc	126,966	403
			5,738
United States (50.1%)
*	T-Mobile US Inc.	13,284	1,636
	VICI Properties Inc.	48,493	1,446
*	Centene Corp.	16,174	1,303
	VMware Inc. Class A	11,160	1,206
	Fidelity National Information Services Inc.	12,066	1,196
	Cognizant Technology Solutions Corp. Class A	14,696	1,189
	Electronic Arts Inc.	10,057	1,187
	Reliance Steel & Aluminum Co.	5,884	1,167
	MetLife Inc.	16,995	1,116
*	F5 Inc.	6,569	1,100
	Keurig Dr Pepper Inc.	27,671	1,035
	Micron Technology Inc.	14,760	1,006
	Westinghouse Air Brake Technologies Corp.	10,998	989
	Leidos Holdings Inc.	9,492	983
	Chubb Ltd.	4,713	973
*	Seagen Inc.	7,060	925
	Exelon Corp.	19,140	895
	CVS Health Corp.	9,122	877
*	Meta Platforms Inc. Class A	4,313	865
	Charles Schwab Corp.	12,881	854
	Equinix Inc.	1,178	847
	FMC Corp.	6,377	845
*	GoDaddy Inc. Class A	10,413	841
*	Avantor Inc.	25,062	799
*	FleetCor Technologies Inc.	3,152	786
	Americold Realty Trust	28,571	754
	PPG Industries Inc.	5,871	751
	Cable One Inc.	627	731
*	Boston Scientific Corp.	17,018	717
	Raymond James Financial Inc.	7,092	691
	Schlumberger NV	17,415	679
		Shares	Market Value• ($000)
	Globe Life Inc.	6,528	640
	DENTSPLY SIRONA Inc.	15,957	638
*	Dollar Tree Inc.	3,839	624
*	Salesforce Inc.	3,438	605
*	Charter Communications Inc. Class A	1,377	590
	Philip Morris International Inc.	5,727	573
*	Airbnb Inc. Class A	3,664	561
	Becton Dickinson & Co.	2,228	551
*	Alphabet Inc. Class A	232	529
	Apollo Global Management Inc.	10,145	505
	Raytheon Technologies Corp.	5,281	501
*	Qorvo Inc.	4,309	490
	iShares MSCI ACWI ETF	5,145	472
*	Biogen Inc.	2,191	455
	Baker Hughes Co.	12,575	390
	KLA Corp.	1,073	343
	Broadcom Inc.	606	336
	NXP Semiconductors NV	1,950	333
*	General Motors Co.	7,059	268
	Lennar Corp. Class A	1,600	122
			39,915
Total Common Stocks (Cost $78,654)			74,583
Temporary Cash Investments (10.2%)
Money Market Fund (10.2%)
[3]	Vanguard Market Liquidity Fund, 0.409% (Cost $8,129)	81,303	8,129
Total Investments (103.8%) (Cost $86,783)			82,712
Other Assets and Liabilities—Net (-3.8%)			(3,056)
Net Assets (100%)			79,656
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $2,107,000, representing 2.6% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Global Value Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $78,654)	74,583
Affiliated Issuers (Cost $8,129)	8,129
Total Investments in Securities	82,712
Investment in Vanguard	1
Cash	62
Foreign Currency, at Value (Cost $97)	97
Receivables for Investment Securities Sold	290
Receivables for Accrued Income	116
Receivables for Capital Shares Issued	1,961
Total Assets	85,239
Liabilities
Payables for Investment Securities Purchased	5,557
Payables for Capital Shares Redeemed	1
Payables to Investment Advisor	20
Payables to Vanguard	5
Total Liabilities	5,583
Net Assets	79,656
At April 30, 2022, net assets consisted of:

Paid-in Capital	83,690
Total Distributable Earnings (Loss)	(4,034)
Net Assets	79,656
Net Assets
Applicable to 3,489,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,656
Net Asset Value Per Share	$22.82
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Global Value Fund
Statement of Operations

November 9, 2021[1] to April 30, 2022
($000)
Investment Income
Income
Dividends[2]	268
Interest[3]	2
Total Income	270
Expenses
Investment Advisory Fees—Note B	25
The Vanguard Group—Note C
Management and Administrative	—
Marketing and Distribution	—
Custodian Fees	21
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Professional Fees	3
Total Expenses	57
Expense Reduction—Note D	(8)
Net Expenses	49
Net Investment Income	221
Realized Net Gain (Loss)
Investment Securities Sold[3]	(158)
Foreign Currencies	(7)
Realized Net Gain (Loss)	(165)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	(4,071)
Foreign Currencies	(7)
Change in Unrealized Appreciation (Depreciation)	(4,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,022)
1	Inception.
2	Dividends are net of foreign withholding taxes of $23,000.
3	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Global Value Fund
Statement of Changes in Net Assets

November 9, 2021[1] to April 30, 2022
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221
Realized Net Gain (Loss)	(165)
Change in Unrealized Appreciation (Depreciation)	(4,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,022)
Distributions
Total Distributions	(12)
Capital Share Transactions
Issued	85,509
Issued in Lieu of Cash Distributions	12
Redeemed	(1,831)
Net Increase (Decrease) from Capital Share Transactions	83,690
Total Increase (Decrease)	79,656
Net Assets
Beginning of Period	—
End of Period	79,656
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select Global Value Fund
Financial Highlights
November 9, 2021[1] to April 30, 2022
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.202
Net Realized and Unrealized Gain (Loss) on Investments	(2.351)
Total from Investment Operations	(2.149)
Distributions
Dividends from Net Investment Income	(.031)
Distributions from Realized Capital Gains	—
Total Distributions	(.031)
Net Asset Value, End of Period	$22.82
Total Return[3]	-8.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80
Ratio of Total Expenses to Average Net Assets	0.40%
Ratio of Net Investment Income to Average Net Assets	1.78%
Portfolio Turnover Rate	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Advice Select Global Value Fund
Notes to Financial Statements
Vanguard Advice Select Global Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10

Advice Select Global Value Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp , beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI ACWI Value Index since January 31, 2022. For the period ended April 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
11

Advice Select Global Value Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Pursuant to the terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $8,000 (0.07%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	42,255	—	—	42,255
Common Stocks—Other	1,647	30,681	—	32,328
Temporary Cash Investments	8,129	—	—	8,129
Total	52,031	30,681	—	82,712
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	86,929
Gross Unrealized Appreciation	1,475
Gross Unrealized Depreciation	(5,692)
Net Unrealized Appreciation (Depreciation)	(4,217)
G.  During the period ended April 30, 2022, the fund purchased $91,571,000 of investment securities and sold $12,760,000 of investment securities, other than temporary cash investments.
12

Advice Select Global Value Fund
H.  Capital shares issued and redeemed were:
November 9, 2021[1] to April 30, 2022
Shares (000)
Issued	3,564
Issued in Lieu of Cash Distributions	1
Redeemed	(75)
Net Increase (Decrease) in Shares Outstanding	3,490
1	Inception.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
Effective May 2021, the board of Vanguard Whitehall Funds approved the launch of Vanguard Advice Select Global Value Fund and an investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that the investment advisory arrangement was in the best interests of the fund and its prospective shareholders. The fund was launched on November 9, 2021.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928 that currently manages $1.1 trillion in assets, is a longstanding partner and world-class investment organization with significant breadth and depth of investment resources and expertise.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that Wellington Management, in its management of other funds and portfolios, has a track record of successfully managing its strategy, Global Opportunistic Value, outperforming the MSCI ACWI Value Index on a 3-, 5-, and 10-year basis. The board noted that Wellington Management’s portfolio management team has an edge from its disciplined approach that leverages its research platform in acting quickly to exploit the market’s overreaction to short-term disappointments, particularly among mid- and smaller-cap companies.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period since the fund’s inception.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select Global Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44362 062022

Semiannual Report  |  April 30, 2022
Vanguard Advice Select International Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended April 30, 2022
Advice Select International Growth Fund	Beginning Account Value 11/9/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$607.20	$1.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.58	2.00
The calculations are based on expenses incurred in the period from inception on November 9, 2021, through April 30, 2022. The fund’s annualized expense ratio for that period is 0.42%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through April 30, 2022, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (172/365).
2

Advice Select International Growth Fund
Fund Allocation
As of April 30, 2022

United States	24.3%
Netherlands	19.8
China	17.5
France	10.8
Germany	7.2
Sweden	5.4
Italy	4.8
Denmark	3.4
United Kingdom	3.1
Japan	2.4
Canada	1.3
The table reflects the fund’s investments, except for short-term investments.
3

Advice Select International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.6%)
Canada (1.2%)
*	Shopify Inc. Class A	1,411	602
China (16.5%)
*,1	Meituan Class B	145,000	3,107
	Tencent Holdings Ltd.	59,400	2,799
*	Alibaba Group Holding Ltd.	121,200	1,478
*	NIO Inc. ADR	43,980	735
			8,119
Denmark (3.2%)
*	Genmab A/S	4,422	1,555
France (10.2%)
	Hermes International	1,710	2,109
	Kering SA	3,795	2,019
	L'Oreal SA	2,445	889
			5,017
Germany (6.8%)
*,1	Zalando SE	45,078	1,774
*,1	Delivery Hero SE	44,376	1,560
			3,334
Italy (4.6%)
	Ferrari NV	10,683	2,249
Japan (2.3%)
	M3 Inc.	34,900	1,114
Netherlands (18.8%)
	ASML Holding NV	11,502	6,528
*,1	Adyen NV	1,595	2,675
			9,203
Sweden (5.1%)
*	Spotify Technology SA	13,434	1,366
	Atlas Copco AB Class B	14,992	593
*	Kinnevik AB Class B	27,800	544
			2,503
United Kingdom (3.0%)
*	Ocado Group plc	127,548	1,459
		Shares	Market Value• ($000)
United States (22.9%)
*	MercadoLibre Inc.	4,677	4,554
*	Tesla Inc.	2,480	2,160
*	Illumina Inc.	6,473	1,920
*	Moderna Inc.	13,262	1,783
	NVIDIA Corp.	2,919	541
*	Ginkgo Bioworks Holdings Inc.	102,496	297
			11,255
Total Common Stocks (Cost $55,355)			46,410
Temporary Cash Investments (9.1%)
Money Market Fund (9.1%)
[2]	Vanguard Market Liquidity Fund, 0.409% (Cost $4,466)	44,663	4,466
Total Investments (103.7%) (Cost $59,821)			50,876
Other Assets and Liabilities—Net (-3.7%)			(1,819)
Net Assets (100%)			49,057
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $9,116,000, representing 18.6% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select International Growth Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $55,355)	46,410
Affiliated Issuers (Cost $4,466)	4,466
Total Investments in Securities	50,876
Investment in Vanguard	1
Receivables for Investment Securities Sold	1
Receivables for Accrued Income	19
Receivables for Capital Shares Issued	1,298
Total Assets	52,195
Liabilities
Payables for Investment Securities Purchased	3,120
Payables for Capital Shares Redeemed	1
Payables to Investment Advisor	14
Payables to Vanguard	3
Total Liabilities	3,138
Net Assets	49,057
At April 30, 2022, net assets consisted of:

Paid-in Capital	58,569
Total Distributable Earnings (Loss)	(9,512)
Net Assets	49,057
Net Assets
Applicable to 3,230,749 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,057
Net Asset Value Per Share	$15.18
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select International Growth Fund
Statement of Operations

November 9, 2021[1] to April 30, 2022
($000)
Investment Income
Income
Dividends[2]	50
Interest[3]	2
Total Income	52
Expenses
Investment Advisory Fees—Note B	18
The Vanguard Group—Note C
Management and Administrative	—
Marketing and Distribution	—
Custodian Fees	13
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Professional Fees	3
Total Expenses	42
Expense Reduction—Note D	(8)
Net Expenses	34
Net Investment Income	18
Realized Net Gain (Loss)
Investment Securities Sold[3]	(574)
Foreign Currencies	(9)
Realized Net Gain (Loss)	(583)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	(8,945)
Foreign Currencies	(2)
Change in Unrealized Appreciation (Depreciation)	(8,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,512)
1	Inception.
2	Dividends are net of foreign withholding taxes of $6,000.
3	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select International Growth Fund
Statement of Changes in Net Assets

November 9, 2021[1] to April 30, 2022
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18
Realized Net Gain (Loss)	(583)
Change in Unrealized Appreciation (Depreciation)	(8,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,512)
Distributions
Total Distributions	—
Capital Share Transactions
Issued	60,806
Issued in Lieu of Cash Distributions	—
Redeemed	(2,237)
Net Increase (Decrease) from Capital Share Transactions	58,569
Total Increase (Decrease)	49,057
Net Assets
Beginning of Period	—
End of Period	49,057
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select International Growth Fund
Financial Highlights
November 9, 2021[1] to April 30, 2022
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.018
Net Realized and Unrealized Gain (Loss) on Investments	(9.838)
Total from Investment Operations	(9.820)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$15.18
Total Return[3]	-39.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49
Ratio of Total Expenses to Average Net Assets	0.42%
Ratio of Net Investment Income to Average Net Assets	0.21%
Portfolio Turnover Rate	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select International Growth Fund
Notes to Financial Statements
Vanguard Advice Select International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9

Advice Select International Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Baillie Gifford Overseas Ltd., beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI ACWI ex-USA Growth Index since January 31, 2022. For the period ended April 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
10

Advice Select International Growth Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Pursuant to the terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $8,000 (0.10%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	11,857	—	—	11,857
Common Stocks—Other	2,101	32,452	—	34,553
Temporary Cash Investments	4,466	—	—	4,466
Total	18,424	32,452	—	50,876
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	60,362
Gross Unrealized Appreciation	455
Gross Unrealized Depreciation	(9,941)
Net Unrealized Appreciation (Depreciation)	(9,486)
G.  During the period ended April 30, 2022, the fund purchased $57,955,000 of investment securities and sold $2,025,000 of investment securities, other than temporary cash investments.
11

Advice Select International Growth Fund
H.  Capital shares issued and redeemed were:
November 9, 2021[1] to April 30, 2022
Shares (000)
Issued	3,353
Issued in Lieu of Cash Distributions	—
Redeemed	(122)
Net Increase (Decrease) in Shares Outstanding	3,231
1	Inception.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
Effective May 2021, the board of Vanguard Whitehall Funds approved the launch of Vanguard Advice Select International Growth Fund and an investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that the investment advisory arrangement was in the best interests of the fund and its prospective shareholders. The fund was launched on November 9, 2021.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services.
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Baillie Gifford, a unit of Baillie Gifford & Co., an investment management company founded in 1908 that currently manages $445 billion in assets, is a longstanding partner and world-class investment organization with significant breadth and depth of investment resources and expertise.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that Baillie Gifford, in its management of other funds and portfolios, has a track record of successfully managing its strategy, International Concentrated Growth, outperforming the MSCI ACWI ex-USA Growth Index on a 3-, 5-, and 10-year basis. The board noted that Baillie Gifford has an edge from its unconventional focus on asymmetric returns by owning a handful of exceptional growth companies, demonstrating a willingness to embrace failure, and maintaining the fortitude to hold these companies for the long-term despite extreme short-term volatility.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group.
The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period since the fund’s inception.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select International Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44372 062022

Semiannual Report  |  April 30, 2022
Vanguard Advice Select Dividend Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended April 30, 2022
Advice Select Dividend Growth Fund	Beginning Account Value 11/9/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$984.10	$2.10
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.44	2.14
The calculations are based on expenses incurred in the period from inception on November 9, 2021, through April 30, 2022. The fund’s annualized expense ratio for that period is 0.45%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through April 30, 2022, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (172/365).
2

Advice Select Dividend Growth Fund
Fund Allocation
As of April 30, 2022
Consumer Discretionary	13.7%
Consumer Staples	17.4
Financials	13.0
Health Care	22.2
Industrials	13.9
Information Technology	10.5
Materials	7.5
Real Estate	1.8
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Advice Select Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (94.0%)
Consumer Discretionary (12.9%)
TJX Cos. Inc.	42,970	2,633
NIKE Inc. Class B	17,320	2,160
McDonald's Corp.	7,904	1,969
		6,762
Consumer Staples (16.3%)
PepsiCo Inc.	14,301	2,456
Colgate-Palmolive Co.	30,958	2,385
Procter & Gamble Co.	14,362	2,306
Coca-Cola Co.	21,530	1,391
		8,538
Financials (12.2%)
Marsh & McLennan Cos. Inc.	14,503	2,345
Chubb Ltd.	10,979	2,267
American Express Co.	10,255	1,791
		6,403
Health Care (20.8%)
UnitedHealth Group Inc.	5,105	2,596
Johnson & Johnson	13,275	2,396
Medtronic plc	17,546	1,831
Stryker Corp.	6,749	1,628
Baxter International Inc.	19,837	1,410
Danaher Corp.	4,108	1,032
		10,893
Industrials (13.1%)
Honeywell International Inc.	12,668	2,451
Northrop Grumman Corp.	5,291	2,325
Union Pacific Corp.	6,725	1,576
Lockheed Martin Corp.	1,109	479
		6,831
	Shares	Market Value• ($000)
Information Technology (9.9%)
Visa Inc. Class A	11,471	2,445
Microsoft Corp.	5,409	1,501
Accenture plc Class A	4,029	1,210
		5,156
Materials (7.1%)
Ecolab Inc.	12,162	2,059
Linde plc	5,243	1,636
		3,695
Real Estate (1.7%)
American Tower Corp.	3,665	883
Total Common Stocks (Cost $50,348)		49,161
Temporary Cash Investments (9.9%)
Money Market Fund (9.9%)
[1] Vanguard Market Liquidity Fund, 0.409% (Cost $5,213)	52,130	5,213
Total Investments (103.9%) (Cost $55,561)		54,374
Other Assets and Liabilities—Net (-3.9%)		(2,059)
Net Assets (100%)		52,315
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $50,348)	49,161
Affiliated Issuers (Cost $5,213)	5,213
Total Investments in Securities	54,374
Investment in Vanguard	1
Receivables for Accrued Income	34
Receivables for Capital Shares Issued	935
Total Assets	55,344
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	3,007
Payables for Capital Shares Redeemed	1
Payables to Investment Advisor	17
Payables to Vanguard	3
Total Liabilities	3,029
Net Assets	52,315
At April 30, 2022, net assets consisted of:

Paid-in Capital	53,381
Total Distributable Earnings (Loss)	(1,066)
Net Assets	52,315
Net Assets
Applicable to 2,130,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,315
Net Asset Value Per Share	$24.56
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Dividend Growth Fund
Statement of Operations

November 9, 2021[1] to April 30, 2022
($000)
Investment Income
Income
Dividends	129
Interest[2]	1
Total Income	130
Expenses
Investment Advisory Fees—Note B	21
The Vanguard Group—Note C
Management and Administrative	9
Marketing and Distribution	—
Custodian Fees	5
Shareholders’ Reports	8
Trustees’ Fees and Expenses	—
Professional Fees	3
Total Expenses	46
Expense Reduction—Note D	(8)
Net Expenses	38
Net Investment Income	92
Realized Net Gain (Loss) on Investment Securities Sold[2]	42
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(1,187)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,053)
1	Inception.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Dividend Growth Fund
Statement of Changes in Net Assets

November 9, 2021[1] to April 30, 2022
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92
Realized Net Gain (Loss)	42
Change in Unrealized Appreciation (Depreciation)	(1,187)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,053)
Distributions
Total Distributions	(13)
Capital Share Transactions
Issued	53,966
Issued in Lieu of Cash Distributions	13
Redeemed	(598)
Net Increase (Decrease) from Capital Share Transactions	53,381
Total Increase (Decrease)	52,315
Net Assets
Beginning of Period	—
End of Period	52,315
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Dividend Growth Fund
Financial Highlights
November 9, 2021[1] to April 30, 2022
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.129
Net Realized and Unrealized Gain (Loss) on Investments	(.526)
Total from Investment Operations	(.397)
Distributions
Dividends from Net Investment Income	(.043)
Distributions from Realized Capital Gains	—
Total Distributions	(.043)
Net Asset Value, End of Period	$24.56
Total Return[3]	-1.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52
Ratio of Total Expenses to Average Net Assets	0.45%
Ratio of Net Investment Income to Average Net Assets	1.09%
Portfolio Turnover Rate	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Advice Select Dividend Growth Fund
Notes to Financial Statements
Vanguard Advice Select Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
9

Advice Select Dividend Growth Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company llp , beginning February 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the S&P U.S. Dividend Growers Index since January 31, 2022. For the period ended April 30, 2022, the investment advisory fee represented an effective annual basic rate of 0.25% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Pursuant to the terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $8,000 (0.10%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
10

Advice Select Dividend Growth Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,585
Gross Unrealized Appreciation	815
Gross Unrealized Depreciation	(2,026)
Net Unrealized Appreciation (Depreciation)	(1,211)
G.  During the period ended April 30, 2022, the fund purchased $53,015,000 of investment securities and sold $2,708,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended April 30, 2022, such purchases were $0 and sales were $107,000, resulting in net realized gain of less than $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital shares issued and redeemed were:
November 9, 2021[1] to April 30, 2022
Shares (000)
Issued	2,153
Issued in Lieu of Cash Distributions	1
Redeemed	(24)
Net Increase (Decrease) in Shares Outstanding	2,130
1	Inception.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
Effective May 2021, the board of Vanguard Whitehall Funds approved the launch of Vanguard Advice Select Dividend Growth Fund and an investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that the investment advisory arrangement was in the best interests of the fund and its prospective shareholders. The fund was launched on November 9, 2021.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, an investment management company founded in 1928 that currently manages $1.1 trillion in assets, is a longstanding partner and world-class investment organization with significant breadth and depth of investment resources and expertise.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that Wellington Management, in its management of other funds and portfolios, has a track record of successfully managing its strategy, Select Quality Equity, outperforming the S&P U.S. Dividend Growers Index on a 3-, 5-, and 10-year basis. The board noted that Wellington Management’s portfolio management team has an edge from its expertise and focus on a select group of companies that meet a high bar for quality and dedication to dividend growth, augmented by Wellington Management’s vast resources and the discipline to buy these companies when they are out of favor.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period since the fund’s inception.
12

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Advice Select Dividend Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44352 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Whitehall FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD whitehall FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD whitehall FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.